AS FILED WITH THE SECURITIES AND EXCHANGE
COMMISSION ON FEBRUARY 25, 2005                     FILE NO. 2-77284 (811-03459)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933             /X/

                         PRE-EFFECTIVE AMENDMENT NO. __                      / /

                         POST-EFFECTIVE AMENDMENT NO. 55                     /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 35                             /X/

                             PENN SERIES FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                   REGISTRANT'S TELEPHONE NUMBER: 215-956-8000

                                PETER M. SHERMAN
                                    PRESIDENT
                             PENN SERIES FUNDS, INC.
                        PHILADELPHIA, PENNSYLVANIA 19172
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                MICHAEL BERENSON
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 PENNSYLVANIA AVENUE, NW
                              WASHINGTON, DC 20004

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

  / /   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
  / /   ON (DATE) PURSUANT TO PARAGRAPH (b) OF RULE 485
  / /   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH A (1) OF RULE 485
  /X/   ON MAY 2, 2005 PURSUANT TO PARAGRAPH (a) (1) OF RULE 485
  / /   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
  / /   ON [DATE] PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

PROSPECTUS -- MAY 1, 2005

PENN SERIES FUNDS, INC.

600 DRESHER ROAD, HORSHAM, PA 19044 - TELEPHONE 800-523-0650


                                MONEY MARKET FUND

                           LIMITED MATURITY BOND FUND

                                QUALITY BOND FUND

                              HIGH YIELD BOND FUND

                              FLEXIBLY MANAGED FUND

                                GROWTH STOCK FUND

                              LARGE CAP VALUE FUND

                              LARGE CAP GROWTH FUND

                                 INDEX 500 FUND

                               MID CAP GROWTH FUND

                               MID CAP VALUE FUND

                              STRATEGIC VALUE FUND

                              SMALL CAP GROWTH FUND

                              SMALL CAP VALUE FUND

                            INTERNATIONAL EQUITY FUND

                                    REIT FUND


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

     Penn Series Funds, Inc. ("Penn Series" or the "Company") is an investment company that provides investment options for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA"). Shares of each Fund (as defined below) may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by qualified pension plans. Penn Series offers 16 different portfolios (each a "Fund" and, collectively, the "Funds") advised by Independence Capital Management, Inc. ("ICMI") and, in the case of certain Funds, sub-advised by T. Rowe Price Associates, Inc., ABN AMRO Asset Management, Inc., Lord, Abbett & Co. LLC, Heitman Real Estate Securities LLC, Goldman Sachs Asset Management, L.P., Vontobel Asset Management, Inc., Bjurman, Barry & Associates, Neuberger Berman Management Inc., Turner Investment Partners, Inc. and Wells Capital Management Incorporated.

PROSPECTUS CONTENTS                                                         PAGE
--------------------------------------------------------------------------------
INVESTMENT SUMMARY                                                             4

      MONEY MARKET FUND                                                        4

      LIMITED MATURITY BOND FUND                                               6

      QUALITY BOND FUND                                                        9

      HIGH YIELD BOND FUND                                                    12

      FLEXIBLY MANAGED FUND                                                   15

      GROWTH STOCK FUND                                                       18

      LARGE CAP VALUE FUND                                                    22

      LARGE CAP GROWTH FUND                                                   26

      INDEX 500 FUND                                                          29

      MID CAP GROWTH FUND                                                     32

      MID CAP VALUE FUND                                                      35

      STRATEGIC VALUE FUND                                                    38

      SMALL CAP GROWTH FUND                                                   41

      SMALL CAP VALUE FUND                                                    44

      INTERNATIONAL EQUITY FUND                                               48

      REIT FUND                                                               51

ADDITIONAL INFORMATION                                                        54

MANAGEMENT                                                                    54

      Investment Adviser                                                      54

      Sub-Advisers                                                            55

      Expenses and Limitations                                                58

ACCOUNT POLICIES                                                              59

      Purchasing and Selling Fund Shares                                      59

      Frequent Trading Policies & Risks                                       60

      How the Funds Calculate NAV                                             60

      Portfolio Holdings Information                                          61

      Dividends and Distributions                                             61

      Taxes                                                                   61

FINANCIAL HIGHLIGHTS                                                          62

INVESTMENT SUMMARY: MONEY MARKET FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

INVESTMENT STRATEGY:

The Fund will invest in a diversified portfolio of high-quality money market instruments, which are rated within the two highest credit categories assigned by recognized rating organizations or, if not rated, are of comparable investment quality as determined by the Adviser. Investments include commercial paper, U.S. Treasury securities, bank certificates of deposit and repurchase agreements. The Adviser looks for money market instruments that present minimal credit risks. Important factors in selecting investments include a company's profitability, ability to generate funds and capital adequacy, and liquidity of the investment. The Fund will invest only in securities that mature in 397 days or less, as calculated in accordance with applicable law. The Fund's policy is to seek to maintain a stable price of $1.00 per share.

RISKS OF INVESTING:

The Fund may be appropriate for investors who want to minimize the risk of loss of principal and maintain liquidity of their investment, and at the same time receive a return on their investment. The Fund follows strict rules about credit risk, maturity and diversification of its investments. However, although the Fund seeks to preserve the value of your investment in shares of the Fund at $1.00 per share, there is no guarantee and it is still possible to lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For years ended December 31

1995       5.51%
1996       5.00%
1997       5.15%
1998       5.00%
1999       4.66%
2000       5.99%
2001       4.00%
2002       1.65%
2003       0.86%
2004       x.xx%

              BEST QUARTER    WORST QUARTER
                  X.XX%            X.XX%
               (XX/XX/XX)       (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                   MONEY MARKET FUND
           ---------------------------------------------------------
           1 Year                                       X.XX%
           5 Year                                       X.XX%
           10 Year                                      X.XX%

           The current yield of the Money Market Fund for the seven-day period ended December 31, 2004 was X.XX%.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.19%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: LIMITED MATURITY BOND FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to provide the highest available current income consistent with liquidity and low risk to principal; total return is secondary.

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests at least 80% of its net assets in debt securities, commonly referred to as bonds. Investors in the Fund will be given 60 days' advance notice of a change in this policy. The Fund will invest primarily in short- to intermediate-term investment grade debt securities of the U.S. government and corporate issuers. The Adviser uses an active bond management approach. It seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

DURATION: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. Typically, with a 1% rise in interest rates, an investment's value may be expected to fall approximately 1% for each year of its duration. Although the Fund may invest in securities of any duration, under normal circumstances it maintains an average portfolio duration of one to three years.

QUALITY: The Fund will invest primarily in investment grade debt securities and no more than 10% of its assets in "junk bonds."

SECTORS: The Fund will invest primarily in corporate bonds and U.S. government bonds, including mortgage-backed and asset-backed securities.

TURNOVER: Because the Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced, portfolio turnover can be expected to be relatively high.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are seeking the highest current income consistent with liquidity and low risk to principal available through an investment in investment grade debt. The Fund's value will change primarily with the changes in the prices of fixed income securities (e.g., bonds) held by the Fund. The value of fixed income securities will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund. Conversely, during periods of rising interest rates, the value of the Fund will generally decline. Longer term fixed income securities tend to experience larger changes in value than shorter term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Investing in junk bonds involves additional risks, including credit risk. Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. The prices of mortgage-backed securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce pre-payments, effectively lengthening the maturity of some mortgage-backed securities, and making them more volatile. Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities. As with investing in other securities whose prices increase or decrease in market value, you may lose money investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For year ended December 31

2002    6.25%
2001    6.64%
2003    2.90%
2004    x.xx%

                           BEST QUARTER   WORST QUARTER
                               X.XX%          X.XX%
                            (XX/XX/XX)     (XX/XX/XX)

     AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                                CITIGROUP
                                LIMITED MATURITY             TREASURY/AGENCY
                                    BOND FUND              1 TO 5 YEAR INDEX(1)
----------------------------------------------------------------------------------
1 Year                                  X.XX%                      X.XX%
Since May 1, 2000(2)                    X.XX%                      X.XX%

(1) The Citigroup Treasury/Agency 1 to 5 Year Index is an unmanaged index that is a widely recognized benchmark of general bond market performance. The index is a passive measure of bond market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

(2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.30%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: QUALITY BOND FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:

The Fund seeks the highest income over the long term that is consistent with the preservation of principal.

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests at least 80% of its net assets in debt securities, commonly referred to as bonds. Investors in the Fund will be given 60 days' advance notice of a change in this policy. The Fund will invest primarily in marketable investment grade debt securities. The portfolio manager heads up a team of analysts that uses an active bond-management approach. The Adviser seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). In addition, the Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

DURATION: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. Typically, with a 1% rise in interest rates, an investment's value may be expected to fall approximately 1% for each year of its duration. Duration is set for the portfolio generally between 3.5 and 5.5 years, depending on the interest rate outlook.

QUALITY: The Fund will invest primarily in investment grade debt securities and no more than 10% of the net assets in "junk bonds."

SECTORS: The Fund will invest primarily in the following sectors: corporate bonds, U.S. government bonds, U.S. government agency securities, commercial paper, collateralized mortgage obligations, and asset-backed securities.

TURNOVER: Because the portfolio management team looks for inefficiencies in the market and will sell when they feel a security is fully priced, portfolio turnover can be relatively high. The Fund's annual portfolio turnover rates for 2004, 2003, and 2002 were XXX.XX%, XXX.XX%, and XXX.XX%, respectively.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are seeking investment income and preservation of principal. The Fund's value will change primarily with the changes in the prices of the fixed income securities (e.g., bonds) held by the Fund. The value of the fixed income securities will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund. Conversely, during periods of rising interest rates, the value of the Fund will generally decline. Longer term fixed income securities tend to experience larger changes in value than shorter term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Investing in junk bonds involves additional risks, including credit risk. Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. The prices of mortgage-backed securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce pre-payments, effectively lengthening the maturity of some mortgage-backed securities, and making them more volatile. Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities. As with investing in other securities whose prices increase and decrease in market value, loss of money is a risk of investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For years ended December 31

1995     20.14%
1996      4.14%
1997      8.03%
1998     10.17%
1999      0.00%
2000     12.00%
2001      8.91%
2002      5.28%
2003      6.18%
2004      x.xx%

                   BEST QUARTER    WORST QUARTER
                       X.XX%           X.XX%
                    (XX/XX/XX)      (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                         CITIGROUP BROAD
                                                        INVESTMENT GRADE
                                QUALITY BOND FUND         BOND INDEX(1)
    -----------------------------------------------------------------------
    1 Year                            X.XX%                   X.XX%
    5 Year                            X.XX%                   X.XX%
    10 Year                           X.XX%                   X.XX%

    (1) The Citigroup Broad Investment Grade Bond Index is an unmanaged index that is a widely recognized benchmark of general investment grade bond performance. The index is a passive measure of bond market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.33%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: HIGH YIELD BOND FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to realize high current income.

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests at least 80% of its net assets in a widely diversified portfolio of high yield corporate bonds, often called "junk bonds," income-producing convertible securities and preferred stocks. Investors in the Fund will be given 60 days' advance notice of a change to this policy. High yield bonds are rated below investment grade (BB and lower) and generally provide high income in an effort to compensate investors for their higher risk of default, that is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund's dollar-weighted average maturity generally is expected to be in the six- to twelve-year range. In selecting investments for the Fund, the Sub-Adviser relies extensively on its research analysts. When the Sub-Adviser's outlook for the economy is positive, it may purchase slightly lower rated bonds in an effort to secure additional income and appreciation potential. When the Sub-Adviser's outlook for the economy is less positive, the Fund may gravitate toward higher rated junk bonds. The Fund may also invest in other securities, including futures and options, as well as loan assignments and participations, in keeping with its objective. In pursuing the investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio's average maturity or quality, or to shift assets into higher yielding securities or to reduce marginal quality securities.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for long-term, risk-oriented investors who are willing to accept the greater risks and uncertainties of investing in high yield bonds in the hope of earning high current income. The Fund's value will change primarily with changes in the prices of the bonds held by the Fund. The value of bonds will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund. Conversely, during periods of rising interest rates, the value of the Fund will generally decline. Longer term fixed income securities tend to suffer greater declines than shorter term securities because they are more sensitive to interest rate changes.

Investing in high yield bonds involves additional risks, including credit risk. The value of high yield, lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. Therefore, the Fund's credit risk increases when the U.S. economy slows or enters a recession. The share price of the Fund is expected to be more volatile than the share price of a fund investing in higher quality securities, which react primarily to the general level of interest rates. In addition, the trading market for lower quality bonds may be less active and less liquid, that is, the Sub-Adviser may not be able to sell bonds at desired prices and large purchases or sales of certain high yield bond issues can cause substantial price swings. As a result, the price at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. The Fund may be more vulnerable to interest rate risk if it is focusing on BB-rated bonds, since better-quality junk bonds follow the higher grade market to some extent. But if the Fund's focus is bonds rated B and below, credit risk will probably predominate. To the extent the Fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For years ended December 31

1995     16.41%
1996     13.87%
1997     15.78%
1998      4.75%
1999      4.24%
2000     -3.69%
2001      6.92%
2002      3.41%
2003     23.13%
2004      x.xx%

                     BEST QUARTER    WORST QUARTER
                         X.XX%           X.XX%
                      (XX/XX/XX)      (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                            CS FIRST BOSTON
                                           HIGH YIELD      GLOBAL HIGH YIELD
                                           BOND FUND            INDEX(1)
        ----------------------------------------------------------------------
        1 Year                                X.XX%              X.XX%
        5 Year                                X.XX%              X.XX%
        10 Year                               X.XX%              X.XX%

        (1) The CS First Boston Global High Yield Index is a widely recognized benchmark of high yield bond performance. The index is a passive measure of bond market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.50%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: FLEXIBLY MANAGED FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to maximize total return (capital appreciation and income).

INVESTMENT STRATEGY:

The Fund invests primarily in common stocks of established U.S. companies that it believes have above-average potential for capital growth. Common stocks typically constitute at least half of total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures and options, in keeping with the Fund's objective. The Fund's investments in common stocks generally fall into one of two categories. The larger category comprises long-term core holdings that the Sub-Adviser considers to be underpriced in terms of company assets, earnings, or other factors at the time they are purchased. The smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term, but not necessarily over the long term. Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a "value approach" in selecting investments. Its in-house research team seeks to identify companies that seem under-valued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Fund's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook. Bonds and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations. There is no limit on the Fund's investments in convertible securities. In pursuing the investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are seeking a relatively conservative approach to investing for total return and are willing to accept the risks and uncertainties of investing in common stocks and bonds. The Fund's value will change primarily with changes in the prices of the securities held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks. In general, common stocks are more volatile than fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. A particular risk of the Sub-Adviser's value approach is that some holdings may not recover and provide the capital growth anticipated. If the Fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the Fund than would be the case with a more diversified fund. A sizable cash or fixed income position may hinder the Fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the Fund's share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company's stock. To the extent the Fund invests in foreign securities, some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For years ended December 31

1995     22.28%
1996     16.37%
1997     15.65%
1998      6.09%
1999      7.15%
2000     22.22%
2001     10.34%
2002      0.87%
2003     29.92%
2004     xx.xx%

                     BEST QUARTER   WORST QUARTER
                          X.XX%          X.XX%
                       (XX/XX/XX)     (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                   FLEXIBLY MANAGED FUND   S&P 500 INDEX(1)
    -----------------------------------------------------------------------
    1 Year                                 X.XX%                X.XX%
    5 Year                                 X.XX%                X.XX%
    10 Year                                X.XX%                X.XX%

    (1) The S&P 500 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance. The index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.60%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%*

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. [This reimbursement had no material effect on the operating expenses of the Fund borne by investors in calendar (fiscal) year 2004.]

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: GROWTH STOCK FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to achieve long-term growth of capital and increase of future income.

INVESTMENT STRATEGY:

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of a diversified group of growth companies. Investors in the Fund will be given 60 days' advance notice of a change in this policy. The Fund will invest primarily in common stocks of well established companies that the Sub-Adviser believes have long-term growth potential. In selecting the Fund's investments, the Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Sub-Adviser's approach looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Due to its investment strategy, the Fund may buy and sell securities frequently which may result in higher transaction costs.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. Those special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), futures, and options, in keeping with Fund objectives.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average long-term growth of capital and income. The Fund's value will change primarily with changes in the prices of the stocks and other investments held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. By investing in the common stocks of larger, well established companies, the Sub-Adviser seeks to avoid some of the volatility associated with investment in smaller, less well established companies. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. The Fund is also subject to the risk that its principal market segment, growth companies, may underperform compared to other market segments or the equity markets as a whole.

In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company's home country. The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. In certain markets, it may not be possible to hedge currency risk. Investments in futures and options, if any, are subject to additional volatility and potential losses. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The information presented prior to August 1, 2004, represents the performance of Independence Capital Management, Inc., the Fund's current investment adviser. Since August 1, 2004,
T. Rowe Price Associates, Inc. has been responsible for the Fund's day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

1995     26.45%
1996     19.76%
1997     26.74%
1998     41.67%
1999     34.10%
2000    -26.10%
2001    -25.34%
2002    -34.90%
2003     12.36%
2004      x.xx%

                  BEST QUARTER    WORST QUARTER
                      X.XX%           X.XX%
                   (XX/XX/XX)      (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                               RUSSELL 1000
                                    GROWTH STOCK FUND         GROWTH INDEX(1)
   --------------------------------------------------------------------------
   1 Year                                 X.XX%                  X.XX%
   5 Year                                 X.XX%                  X.XX%
   10 Year                                X.XX%                  X.XX%

   (1) The Russell 1000 Growth Index is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.65%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%*

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2004 were 0.XX% of net assets of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: LARGE CAP VALUE FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to maximize total return (capital appreciation and income).

INVESTMENT STRATEGY:

The Fund primarily invests in equity securities of large, seasoned U.S. and multinational companies that the Sub-Adviser believes are undervalued. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies. Investors in the Fund will be given 60 days' advance notice of a change to this policy. For this Fund, large capitalization companies are those with market capitalizations above $5 billion at the time of purchase by the Fund although this market capitalization threshold may vary in response to changes in the market. Equity securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts ("ADRs"), and similar instruments. The Sub-Adviser considers multinational companies to be companies that conduct their business operations and activities in more than one country. The Sub-Adviser also considers seasoned companies to be established companies whose securities have gained a reputation for quality with the investing public and enjoy liquidity in the market. In selecting investments for the Fund, the Sub-Adviser seeks to invest in securities selling at reasonable prices in relation to its assessment of their potential value. The Sub-Adviser generally sells a security when it thinks the security seems less likely to benefit from the current market and/or economic environment, shows deteriorating fundamentals, or has reached the Sub-Adviser's valuation target. In addition, the Fund may also invest up to 10% of its net assets in foreign securities. The Fund's investments in ADRs are not subject to this limitation.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average total return. The Fund's value will change primarily with changes in the prices of the common stocks held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. In addition, the Fund is subject to the risk that its principal market segment, large capitalization value companies, may underperform compared to other market segments or the equity markets as a whole.

In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company's home country. The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. In certain markets, it may not be possible to hedge currency risk. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund's previous managers for the period prior to August 1, 2004. Since August 1, 2004, Lord, Abbett & Co. LLC has been responsible for the Fund's day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For years ended December 31

1995     37.48%
1996     25.19%
1997     24.98%
1998      9.59%
1999     -0.80%
2000     12.64%
2001     -2.40%
2002    -14.96%
2003     27.76%
2004     xx.xx%

                BEST QUARTER    WORST QUARTER
                    X.XX%           X.XX%
                 (XX/XX/XX)      (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                              LARGE CAP    RUSSELL 1000
                                             VALUE FUND   VALUE INDEX(1)
        ----------------------------------------------------------------
        1 Year                                  X.XX%         X.XX%
        5 Year                                  X.XX%         X.XX%
        10 Year                                 X.XX%         X.XX%

        (1) The Russell 1000 Value Index is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.60%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%*

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2004 were 0.XX% of net assets of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: LARGE CAP GROWTH FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

ABN AMRO Asset Management, Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to achieve long-term growth of capital (capital appreciation).

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests at least 80% of its net assets in investments of large capitalization companies. Investors in the Fund will be given 60 days' advance notice of a change to this policy. For this Fund, large capitalization companies are those with market capitalizations above $3 billion at the time of purchase by the Fund although this market capitalization threshold may vary in response to changes in the market. The Sub-Adviser uses a bottom-up approach and invests in a combination of securities that offer potential for growth, including primarily large cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. The Sub-Adviser then identifies stocks of companies with the following characteristics compared to the S&P 500 Index averages: higher sales and operating earnings growth, more stable earnings growth rates, lower debt-to-capital ratio and higher return on equity. The Sub-Adviser will also consider the quality of company management and the strength of the company's position among its competitors. Additionally, the Sub-Adviser will assess the long-term economic outlook and the risk/return of securities in allocated investments among industry sectors.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above average long-term growth of capital. The Fund's value will change primarily with changes in the prices of the common stocks and other investments held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. The Fund is also subject to the risk that its principal market segment, large capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund's previous manager for the period prior to August 1, 2004. Since August 1, 2004, ABN AMRO Asset Management Inc. has been responsible for the Fund's day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the

Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For year ended December 31

2003     25.61%
2004     xx.xx%

                   BEST QUARTER   WORST QUARTER
                       X.XX%          X.XX%
                    (XX/XX/XX)     (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                             LARGE CAP       RUSSELL 1000
                                            GROWTH FUND     GROWTH INDEX(1)
   --------------------------------------------------------------------------
   1 Year                                      X.XX%             X.XX%
   Since May 1, 2002(2)                        X.XX%             X.XX%

   (1) The Russell 1000 Growth Index is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

   (2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.55%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%
          Fee Waivers                                            X.XX%*
          NET ANNUAL FUND OPERATING EXPENSES                     X.XX%

* The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.00% of average annual daily net assets. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: INDEX 500 FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Wells Capital Management Incorporated

INVESTMENT OBJECTIVE:

The Fund's investment objective is total return (capital appreciation and income) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks.

INVESTMENT STRATEGY:

The Fund invests substantially all of its assets in securities listed in the S&P 500 Index which is comprised of 500 selected securities (mostly common stocks). The Sub-Adviser does not actively manage the Fund's assets using traditional investment analysis. Instead, the Sub-Adviser invests in each company in the S&P 500 Index in proportion to its weighting in the Index. In this manner, the Sub-Adviser attempts to match the return of the S&P 500 as closely as possible.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the uncertainties of investing in common stocks in the hope of earning a return consistent with the S&P 500 Index. The Fund's value will change primarily with changes in the prices of the stocks and other investments held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. The Fund is also subject to the risk that the performance of the Fund may not correlate to that of the S&P 500 Index. In addition, the Fund is subject to the risk that the securities that comprise the S&P 500 may underperform other market segments or the equity markets as a whole. As with investing in other securities whose prices increase or decrease in market value, you may lose money investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For year ended December 31

2001    -11.98%
2002    -22.28%
2003     28.41%
2004     xx.xx%

                   BEST QUARTER   WORST QUARTER
                       X.XX%          X.XX%
                    (XX/XX/XX)     (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                          INDEX 500 FUND   S&P 500 INDEX(1)
      ---------------------------------------------------------------------
      1 Year                                   X.XX%             X.XX%
      Since May 1, 2000(2)                     X.XX%             X.XX%

      (1) The S&P 500 Index is an unmanaged index that is a widely recognized benchmark of general stock market performance. The index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

      (2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.07%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%*

* The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: MID CAP GROWTH FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to maximize capital appreciation.

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies. Investors in the Fund will be given 60 days' advance notice of a change to this policy. Mid-cap companies have market capitalization in the range of those companies included in the Russell Midcap Index. The Fund will invest in securities of U.S. companies that the Sub-Adviser believes have strong earnings growth potential and that are diversified across economic sectors. The Fund will attempt to maintain sector concentrations that approximate those of the Russell Midcap Growth Index. The Fund's exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Russell Midcap Growth Index. Due to its investment strategy, the Fund may buy and sell securities frequently which may result in higher transaction costs.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average capital appreciation. The Fund's value will change primarily with the changes in prices of the common stocks held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. In addition to the general risks of common stocks, an investment in mid-cap stocks may entail special risks. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, the prices of mid-cap stocks may be more volatile than investments in larger, more established companies. In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For year ended December 31

2001    -28.11%
2002    -32.59%
2003     49.29%
2004     XX.XX%

                BEST QUARTER    WORST QUARTER
                    X.XX%          X.XX%
                 (XX/XX/XX)      (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                             MID CAP     RUSSELL MIDCAP
                                           GROWTH FUND   GROWTH INDEX(1)
       -----------------------------------------------------------------
       1 Year                                 X.XX%           X.XX%
       Since May 1, 2000(2)                   X.XX%           X.XX%

       (1) The Russell Midcap Growth Index is an unmanaged index that is a widely recognized benchmark of [general market performance.] The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

       (2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.70%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%
          Fee Waivers                                            X.XX%*
          NET ANNUAL FUND OPERATING EXPENSES                     X.XX%**

* The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company.

** A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2004 were 0.XX% of net assets of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: MID CAP VALUE FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to achieve growth of capital.

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of mid-cap companies. Investors in the Fund will be given 60 days' advance notice of a change to this policy. Mid-cap companies have capitalization in the range of the Russell Midcap Index. In selecting individual securities, the Sub-Adviser seeks well-managed companies whose stock prices are under-valued. To identify these companies, the Sub-Adviser looks for strong business fundamentals, consistent cash flow, and a sound track record through all phases of the market cycle. The Sub-Adviser may also consider the company's position relative to competitors, a high level of stock ownership among management and a recent sharp decline in the stock price that appears to be the result of a short-term market over-reaction to negative news. The Sub-Adviser generally considers selling a stock when it reaches the Sub-Adviser's target price, when it fails to perform as expected, or when other opportunities appear more attractive. The Sub-Adviser seeks to reduce risk by diversifying among many companies and industries.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital. The Fund's value will change primarily with the changes in prices of the common stocks held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. In addition to the general risks of common stocks, an investment in mid-cap stocks may entail special risks. The prices of mid-cap stocks may be more volatile than investments in larger, more established companies. In addition, the Fund is subject to the risks that its principal market segment, medium capitalization value companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For year ended December 31

2001     -3.17%
2002     -9.42%
2003     36.84%
2004     xx.xx%

                BEST QUARTER    WORST QUARTER
                    X.XX%           X.XX%
                 (XX/XX/XX)      (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                         MID CAP VALUE   RUSSELL MIDCAP
                                              FUND       VALUE INDEX(1)
       ----------------------------------------------------------------
       1 Year                                X.XX%           X.XX%
       Since May 1, 2000(2)                  X.XX%           X.XX%

       (1) The Russell Midcap Value Index is an unmanaged index that is a widely recognized benchmark of [general market performance.] The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

       (2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                               0.55%
          Distribution (12b-1) Fees                              None
          Other Expenses                                         X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%*

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2004 were 0.XX% of net assets of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: STRATEGIC VALUE FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to achieve capital appreciation.

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests its net assets primarily in equity securities of mid-cap companies with market capitalization in the approximate range of $500 million to $10 billion at the time of purchase. This market capitalization range may vary in response to changes in the markets. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks and warrants. In selecting investments, the Sub-Adviser seeks well-managed companies whose stock prices are under-valued. Generally, the Sub-Adviser, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. To identify these companies, the Sub-Adviser looks for changes in economies and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for a company's products or services, improved efficiencies resulting from new technologies or changes in distribution and changes in government regulation, political climate or competitive condition.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital. The Fund's value will change primarily with the changes in prices of the common stocks held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. In addition to the general risks of common stocks, an investment in mid-cap stocks may entail special risks. The prices of mid-cap stocks may be more volatile than investments in larger, more established companies. In addition, the Fund is subject to the risks that its principal market segment, medium capitalization value companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For year ended December 31

2003    25.13%
2004    xx.xx%

             BEST QUARTER   WORST QUARTER
                 X.XX%          X.XX%
              (XX/XX/XX)      (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                  STRATEGIC   RUSSELL MID CAP
                                  VALUE FUND   VALUE INDEX(1)
            -------------------------------------------------
            1 Year                   X.XX%         X.XX%
            Since May 1, 2002(2)     X.XX%         X.XX%

            (1) The Russell Mid Cap Value Index is an unmanaged index that is a widely recognized benchmark of [general market performance.] The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

            (2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                                  0.72%
          Distribution (12b-1) Fees                                 None
          Other Expenses                                            X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                      X.XX%
          Fee Waivers                                               X.XX%*
          NET ANNUAL FUND OPERATING EXPENSES                        X.XX%

* The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.25% of average annual daily net assets. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: SMALL CAP GROWTH FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Bjurman, Barry & Associates

INVESTMENT OBJECTIVE:

The investment objective of the Fund is capital appreciation.

INVESTMENT STRATEGY:

Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities of small capitalization companies. Investors will be given 60 days' advance notice of a change in this policy. For purposes of this policy, small capitalization companies have market capitalizations within the range of the Russell 2000 Growth Index. In selecting the Fund's investments, the Sub-Adviser seeks companies that have the potential, based on superior products or services, operating characteristics, and financial capabilities, for growth more rapid than the overall economy. The Sub-Adviser considers a company's rate of earnings growth and the quality of management, the return on equity, and the financial condition of the company. In addition to these factors, the Sub-Adviser focuses on companies that enjoy a competitive advantage in the marketplace. The Sub-Adviser's approach emphasizes companies in those sectors of the economy that are experiencing rapid growth. Due to its investment strategy, the Fund may buy and sell securities frequently which may result in higher transaction costs.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap growth companies in the hope of earning above-average capital appreciation. The Fund's value will change with changes in the prices of the investments held by the Fund. The prices of common stocks held by the Fund will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks. Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies. Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group. As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments. In addition, the Fund is subject to the risk that its principal market segment, small capitalization small cap growth companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund's previous manager for the period prior to August 1, 2004. Since August 1, 2004, Bjurman, Barry & Associates has been responsible for the Fund's day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For years ended December 31

1998   35.70%
1999  185.03%
2000  -28.54%
2001  -15.84%
2002  -42.08%
2003   47.51%
2004    xx.x%

              BEST QUARTER   WORST QUARTER
                  X.XX%          X.XX%
               (XX/XX/XX)     (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                SMALL CAP GROWTH  RUSSELL 2000 GROWTH
                                      FUND              INDEX(1)
          -----------------------------------------------------------
          1 Year                      X.XX%             X.XX%
          5 Year                      X.XX%             X.XX%
          Since May 1, 1997(2)        X.XX%             X.XX%

          (1) The Russell 2000 Growth Index is an unmanaged index that is a widely recognized benchmark of [general market performance.] The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

          (2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                              0.74%
          Distribution (12b-1) Fees                             None
          Other Expenses                                        X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: SMALL CAP VALUE FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to seek capital appreciation.

INVESTMENT STRATEGY:

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) ("Net Assets") in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Value Index at the time of investment. Investors will be given 60 days' advance notice of a change in this policy. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price to book ratio and lower forecasted growth values. Through fundamental proprietary research the Fund will attempt to take advantage of what the Sub-Adviser believes to be well-positioned cash generating businesses run by shareholder-orientated managements. The Sub-Adviser will seek to buy these companies opportunistically at a price low enough to provide a healthy margin of safety. Under normal circumstances, the Fund's investment horizons for ownership of stocks will be two to three years.

Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000 Value Index at the time of investment.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small-cap stocks in the hope of earning above-average capital appreciation. The Fund's value will change primarily with changes in the prices of the stocks and other investments held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation.

In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks. Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies. Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group. As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments. These risks are even greater for the micro-cap companies that the Fund may own. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. Any investments made by the Fund in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company's home country. The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. In certain markets, it may not be possible to hedge currency risk.

The Fund's ability to achieve its goal will depend largely on the Sub-Adviser's skill in selecting the Fund's investments using its opportunistic approach. In addition, the Fund is subject to the risk that its principal market segment, small capitalization companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund's previous managers for the period prior to August 1, 2004. Since August 1, 2004, Goldman Sachs Asset Management, L.P. has been responsible for the Fund's day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For years ended December 31

1996   19.76%
1997   23.02%
1998   -9.16%
1999   -1.33%
2000   13.73%
2001   16.75%
2002  -16.76%
2003   74.85%
2004    xx.x%

             BEST QUARTER   WORST QUARTER
                 X.XX%       X.XX%
              (XX/XX/XX)    (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                      SMALL CAP   RUSSELL 2000
                                      VALUE FUND  VALUE INDEX(1)
             ---------------------------------------------------
             1 Year                      X.XX%         X.XX%
             5 Years                     X.XX%         X.XX%
             Since March 1, 1995 (2)     X.XX%         X.XX%

             (1) The Russell 2000 Value Index is an unmanaged index that is a widely recognized benchmark of [general market performance.] The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

             (2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                              0.85%
          Distribution (12b-1) Fees                             None
          Other Expenses                                        X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
          Fee Waivers                                           X.XX%*
          NET ANNUAL FUND OPERATING EXPENSES                    X.XX%

* The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement, respectively, to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.15% of average annual daily net assets. These agreements continue indefinitely so long as they are approved at least annually by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: INTERNATIONAL EQUITY FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Vontobel Asset Management, Inc.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to achieve capital appreciation.

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. Investors in the Fund will be given 60 days' advance notice of a change to this policy. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand and Singapore. The Sub-Adviser employs bottom-up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes: consistent operating histories and financial performance; favorable long-term economic prospects; free cash flow generation; and competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders. The Sub-Adviser's goal is to construct a portfolio of high-quality growth companies in the developed markets of Europe and the Pacific Basin. With approximately 50-90 stocks, the Fund seeks to be well diversified and will have investments in at least 10 countries and 5 sectors at all times. The Fund may also invest in securities of companies in emerging and developing markets.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of international investing in the hope of realizing capital appreciation while diversifying their investment portfolio. The Fund's value will change primarily with changes in the prices of the common stocks held by the Fund. The prices of common stocks held by the Fund will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies that issued the common stocks. In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company's home country. The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. In certain markets, it may not be possible to hedge currency risk. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For years ended December 31

1995   13.80%
1996   16.87%
1997   10.41%
1998   18.85%
1999   45.78%
2000  -18.67%
2001  -28.12%
2002   -9.94%
2003   32.85%
2004    xx.x%

           BEST QUARTER   WORST QUARTER
               X.XX%          X.XX%
            (XX/XX/XX)     (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                               INTERNATIONAL EQUITY  MSCI EAFE
                                       FUND           INDEX(1)
              ------------------------------------------------
              1 Year                  X.XX%             X.XX%
              5 Year                  X.XX%             X.XX%
              10 Year                 X.XX%             X.XX%

              (1) The Morgan Stanley Capital International EAFE Index is an unmanaged index that is a widely recognized benchmark of international equity performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                              0.85%
          Distribution (12b-1) Fees                             None
          Other Expenses                                        X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%*

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2004 were 0.XX% of net assets of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

INVESTMENT SUMMARY: REIT FUND

INVESTMENT ADVISER:

Independence Capital Management, Inc.

SUB-ADVISER:

Heitman Real Estate Securities LLC.

INVESTMENT OBJECTIVE:

The investment objective of the Fund is to achieve a high total return consistent with reasonable investment risks.

INVESTMENT STRATEGY:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of real estate investment trusts ("REITs"). Investors in the Fund will be given 60 days' advance notice of a change to this policy. A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT may invest in real estate such as shopping centers, office buildings, apartment complexes, hotels and casinos. In addition, the Fund may invest up to 20% of its total assets in equity securities of (i) companies not principally engaged in the real estate business, but which are engaged in businesses related to real estate, such as manufacturers and distributors of building supplies, financial institutions that make or service mortgages; and
(ii) companies whose real estate assets are substantial relative to the companies' stock market valuations, such as retailers, railroads and paper and forest products companies. The Sub-Adviser seeks to buy securities that are selling at a discount to its underlying market value of the underlying real estate. The Sub-Adviser will re-evaluate and consider selling securities that become overvalued or no longer contain these fundamental characteristics. The Fund anticipates that approximately 10% to 15% of the REITs it holds may have operating histories of less than three years.

RISKS OF INVESTING:

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of real estate and real estate related investing in the hope of realizing capital appreciation while diversifying their investment portfolio. The prices of the securities held in the Fund will fluctuate. Price movements may occur because of changes in the financial markets, the company's individual situation or industry changes. These risks are greater for companies with small or medium market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. REITs may expose the Fund to risks similar to those associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. The Fund is concentrated, which means compared to a non-concentrated fund, it invests a higher percentage of its assets in the real estate sector of the market. As a result, the economic, political and regulatory developments in that industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more that if the Fund did not concentrate its investments. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

[CHART]

                           For year ended December 31

2003    35.49%
2004    xx.xx%

         BEST QUARTER   WORST QUARTER
             X.XX%          X.XX%
          (XX/XX/XX)     (XX/XX/XX)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2004)

                                               WILSHIRE REAL
                                             ESTATE SECURITIES
                                  REIT FUND      INDEX(1)
            --------------------------------------------------
            1 Year                  X.XX%          X.XX%
            Since May 1, 2002(2)    X.XX%          X.XX%

            (1) The Wilshire Real Estate Securities Index is an unmanaged index that is a widely recognized benchmark of [general market performance.] The index is a passive measure of [equity market returns.] It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

            (2)  Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

          Investment Advisory Fees                              0.70%
          Distribution (12b-1) Fees                             None
          Other Expenses                                        X.XX%
          TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
          Fee Waivers                                           X.XX%*
          NET ANNUAL FUND OPERATING EXPENSES                    X.XX%

* The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.25% of average annual daily net assets. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

                          1 Year           $   XX
                          3 Years          $   XX
                          5 Years          $   XX
                          10 Years         $   XX

PENN SERIES FUNDS, INC.

ADDITIONAL INFORMATION

TEMPORARY INVESTING: When a Fund's Adviser or Sub-Adviser believes that changes in economic, financial or political conditions warrant, each Fund, except for the Index 500 Fund, may invest without limit in money market instruments and other short-term fixed income securities. When a Fund engages in such activities, it may not achieve its investment objective. If a Fund incorrectly predict the effects of these changes, such defensive investments may adversely affect Fund performance.

PORTFOLIO TURNOVER: Consistent with their investment objectives, the Funds may sell securities without regard to the effect on portfolio turnover. A high rate of portfolio turnover may result in increased transaction costs.

INDEX 500 FUND: "S&P 500 Index" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index 500 Fund.

MANAGEMENT

INVESTMENT ADVISER

INDEPENDENCE CAPITAL MANAGEMENT, INC. Independence Capital Management, Inc. ("ICMI") serves as investment adviser to each of the Funds. ICMI is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. Penn Mutual and its subsidiaries currently have assets under management of over $XX billion. ICMI was organized in June 1989 and its offices are located at 600 Dresher Road, Horsham, Pennsylvania 19044 and Five Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087. As of December 31, 2004, ICMI serves as investment adviser for about $X.X billion of investment assets.

ICMI provides day-to-day portfolio management services for the MONEY MARKET, LIMITED MATURITY BOND, and QUALITY BOND FUNDS.

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., manages the Money Market, Limited Maturity Bond and Quality Bond Funds. He has served as portfolio manager of the Money Market and Quality Bond Funds since November 1992 and the Limited Maturity Bond Fund since its inception in May 2000. Mr. Sherman is Executive Vice President and Chief Investment Officer of Penn Mutual; prior to May 1996, he was Vice President, Fixed Income Portfolio Management, of Penn Mutual.

In addition, ICMI provides investment management services to the HIGH YIELD BOND, FLEXIBLY MANAGED, GROWTH STOCK, LARGE CAP VALUE, LARGE CAP GROWTH, INDEX 500, MID CAP GROWTH, MID CAP VALUE, STRATEGIC VALUE, SMALL CAP VALUE, SMALL CAP GROWTH, INTERNATIONAL EQUITY and REIT FUNDS through sub-advisers that are selected to manage the Funds.

MANAGER OF MANAGERS STRUCTURE. ICMI acts as "manager of manager" for the Funds. In this capacity, ICMI has hired sub-advisers to manage the assets of the HIGH YIELD BOND, FLEXIBLY MANAGED, GROWTH STOCK, LARGE CAP VALUE, LARGE CAP GROWTH, INDEX 500, MID CAP GROWTH, MID CAP VALUE, STRATEGIC VALUE, SMALL CAP VALUE, SMALL CAP GROWTH, INTERNATIONAL EQUITY and REIT FUNDS. ICMI remains responsible for the performance of these Funds, as it recommends hiring or changing sub-advisers to the Company's Board of Directors. Each sub-adviser makes investment decisions for the Fund it manages. ICMI oversees the sub-advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style.

Shareholders of the HIGH YIELD BOND, FLEXIBLY MANAGED, GROWTH STOCK, LARGE CAP VALUE, LARGE CAP GROWTH, SMALL CAP GROWTH, STRATEGIC VALUE, SMALL CAP VALUE, INTERNATIONAL EQUITY, INDEX 500, MID CAP GROWTH, MID CAP VALUE and REIT FUNDS have authorized ICMI, subject to the supervision and approval of the Company's Board of Directors, to hire and terminate sub-advisers without shareholder approval.

ICMI currently manages the assets of the MONEY MARKET, QUALITY BOND and LIMITED MATURITY BOND FUNDS. Shareholders of these Funds have also authorized ICMI, subject to the supervision and approval of the Company's Board of Directors, to hire sub-advisers without shareholder approval.

SUB-ADVISERS

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price Associates, Inc. ("Price Associates") is sub-adviser to the FLEXIBLY MANAGED, HIGH YIELD BOND and GROWTH STOCK FUNDS. As sub-adviser, Price Associates provides day-to-day portfolio management services to the Funds. Price Associates was incorporated in 1947 as successor to the investment counseling firm founded by the late Mr. Thomas Rowe Price, Jr. in 1937. T. Rowe Price Group, Inc. owns 100% of the stock of Price Associates. Its corporate home office is located at 100 East Pratt Street, Baltimore, Maryland, 21202. Price Associates serves as investment adviser to a variety of individual and institutional investors accounts, including other mutual funds. As of December 31, 2004, Price Associates and its affiliates managed more than $XXX billion of assets for individual and institutional investors, retirement plans and financial intermediaries.

Stephen W. Boesel, Vice President of Price Associates, is Chairman of the Investment Advisory Committee that manages the Flexibly Managed Fund. Mr. Boesel has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Boesel has been managing investments since joining Price Associates in 1973.

Mark J. Vaselkiv, Vice President of Price Associates, is Chairman of the Investment Advisory Committee that manages the High Yield Bond Fund. Mr. Vaselkiv has day-to-day responsibility for managing the Fund and has worked with the Committee in developing and executing the Fund's investment program since 1996. He has been managing high yield investments for Price Associates since joining the firm in 1988.

Robert W. Smith, Vice President of Price Associates, is Chairman of the Investment Advisory Committee that manages the Growth Stock Fund. Mr. Smith has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. He has been managing investments since 1987.

LORD, ABBETT & CO. LLC. Lord, Abbett & Co. LLC ("Lord Abbett") is sub-adviser to the STRATEGIC VALUE and LARGE CAP VALUE FUNDS. As sub-adviser, Lord Abbett provides day-to-day portfolio management services to the Funds. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey, 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $XX billion in more than 40 mutual fund portfolios and other advisory accounts as of December 31, 2004.

Lord Abbett uses a team of investment managers and analysts acting together to manage the Strategic Value Fund's investments. Edward von der Linde is primarily responsible for the day-to-day portfolio management services to the Fund. Mr. von der Linde, Partner and Portfolio Manager, joined Lord Abbett in 1988, and has been in the investment business since 1985.

Lord Abbett uses a team of investment managers and analysts acting together to manage the Large Cap Value Fund's investments. Robert G. Morris and Eli M. Salzmann are primarily responsible for the day-to-day management of the Fund.

Robert G. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991 from Chase Manhattan Bank where he served as Vice President & Manager of Equity & Equity Investment Research. Mr. Morris has been in the investment business since 1971 and is a holder of a Chartered Financial Analyst designation.

Eli M. Salzmann, Partner and Director of Large Cap Value Equity Management, joined Lord Abbett in 1997 from Mutual of America where he was a portfolio manager/analyst. His prior experience was at PaineWebber, Inc. where he held various positions as Vice President (Research)-Mitchell Hutchins Asset Management, Manager of Finance-Consumer Markets, and Financial Analyst-Corporate Finance/Venture Capital. Mr. Salzmann has been in the investment business since 1986.

ABN AMRO ASSET MANAGEMENT, INC. ABN AMRO Asset Management, Inc. ("ABN AMRO") is sub-adviser to the LARGE CAP GROWTH FUND. As sub-adviser, ABN AMRO provides day-to-day portfolio management services to the Fund. ABN AMRO is located at 161 North Clark Street, Chicago, IL 60601. As of December 31, 2004, ABN AMRO had approximately $X billion in assets under management. Bernard F. Myszkowski, CFA, and Richard S. Drake, CFA, are primarily responsible for the day-to-day management of the Fund.

Bernard F. Myszkowski, CFA, Executive Vice President, Director of Equity Investments, has been associated with ABN AMRO and its predecessors and/or affiliates since 1969, and has played an integral role in building the foundation of the equity department. Mr. Myszkowski currently oversees all aspects of equity investments for the firm. Previous experience includes: The Chicago Trust Company, portfolio manager and research analyst; Mallinckrodt College (now part of Loyola University Chicago), Instructor of Finance. Affiliations include: Member, Association for Investment Management and Research; University Club of Chicago; Investment Analyst Society of Chicago. Mr. Myszkowski is a participating member of Chicago Capital Management's Asset Allocation Committee. Mr. Myszkowski has a Bachelor of Science from DePaul University, Master of Business Administration from Northwestern University and is a Chartered Financial Analyst charterholder.

Richard S. Drake, CFA, Senior Managing Director, Director of Equity Research, has been associated with ABN AMRO and its predecessors and/or affiliates since 1999 and previously from 1986-1994 as assistant vice president, senior investment analyst. Additional experience includes: Duff & Phelps Investment Management Company, senior vice president, portfolio manager; Society Asset Management, Keycorp, vice president, senior research investment officer. Affiliations include: Chicago Analyst Society; Association of Investment Management and Research. Mr. Drake received his BBA from the University of Cincinnati, a Master of Business Administration from the Kellogg Graduate School of Management/Northwestern University and is a Chartered Financial Analyst charterholder.

HEITMAN REAL ESTATE SECURITIES LLC. Heitman Real Estate Securities LLC ("Heitman") is sub-adviser to the REIT FUND. As sub-adviser, Heitman provides day-to-day portfolio management services to the Fund. Heitman is located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois, 60606. Heitman is wholly-owned by Heitman LLC, an affiliate of Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation). Heitman has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1987. As of December 31, 2004, Heitman had approximately $XX billion in assets under management.

Timothy J. Pire, Larry S. Antonatos and Randall E. Newsome are primarily responsible for the day-to-day management of the Fund. Timothy J. Pire, CFA, is Managing Director of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining the sub-adviser, Mr. Pire served as Vice President and research analyst with PRA Securities Advisors, L.P. from 1992 to 1994.

Larry S. Antonatos is Senior Vice President of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Mr. Antonatos also oversees Heitman's trading positions. Prior to joining Heitman, Mr. Antonatos served as Associate Director with Fitch Investors Service, L.P. in New York City (1997-1998) and as a Fund Manager with Equitable Real Estate Investment Management, Inc. in Chicago from 1992 to 1997.

Randall E. Newsome is Senior Vice President of Heitman with responsibility for Fund management, research and analysis of publicly traded real estate securities and implementation of the investment strategy through Fund management. Prior to joining Heitman, Mr. Newsome served as Vice President and research analyst with PRA Securities Advisors, L.P. from 1993 to 1994.

WELLS CAPITAL MANAGEMENT INCORPORATED. Wells Capital Management Incorporated ("Wells") is sub-adviser to the INDEX 500 FUND. As sub-adviser, Wells provides day-to-day portfolio management services to the Fund. Wells is located at 525 Market Street, 10th Floor, San Francisco, California, 94105. As of December 31, 2004, Wells and its affiliates had approximately $XX billion in assets under management.

Gregory T. Genung, CFA, has primary responsibility for the day-to-day management of the Index 500 Fund. Mr. Genung is a Principal and Portfolio Manager at Wells and has been affiliated with Wells or its affiliates since 1994.

TURNER INVESTMENT PARTNERS, INC. Turner Investment Partners, Inc. ("Turner") is sub-adviser to the MID CAP GROWTH FUND. As sub-adviser, Turner provides investment management services to the Fund. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, 19312. As of December 31, 2004, Turner had approximately $XX billion in assets under management.

Chris McHugh, Bill McVail and Robert Turner are primarily responsible for the day-to-day portfolio management of the Mid Cap Growth Fund. Mr. McHugh is Senior Equity Portfolio Manager of Turner and joined Turner in 1990. Mr. McVail is Senior Equity Portfolio Manager of Turner and joined Turner in 1998. Prior to 1998, Mr. McVail was Portfolio Manager at PNC Equity Advisors. Mr. Turner founded Turner in 1990 and serves as Turner's Chairman and Chief Investment Officer for Growth Equities.

NEUBERGER BERMAN MANAGEMENT INC. Neuberger Berman Management Inc. ("Neuberger Berman") is sub-adviser to the Mid Cap Value Fund. As sub-adviser, Neuberger Berman provides investment management services to the Fund. Neuberger Berman is located at 605 Third Avenue, 2nd Floor, New York, New York, 10158. As of November 30, 2004, Neuberger Berman and its affiliates had approximately $XX.X billion in assets under management. Neuberger Berman is a wholly-owned subsidiary of Neuberger Berman Inc. and an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

Andrew B. Wellington and David M. DiDomenico are primarily responsible for the day-to-day management of the Mid Cap Value Fund's assets. Mr. Wellington is a Vice President of Neuberger Berman and is a Vice President of Neuberger Berman, LLC. Mr. Wellington has been an Associated Portfolio Manager with Neuberger Berman since 2001. From 1996 to 2001 he was a portfolio manager and Senior Research Analyst with Pzena Investment Management.

David M. DiDomenico is a Vice President of Neuberger Berman and Neuberger Berman, LLC. He has been an associate manager of the Fund since December 2003 and prior to that was an analyst dedicated to the Fund since 2002. He held a position at a private equity firm from 1999 to 2002. Prior to 1999 he was an analyst at another investment firm.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. Goldman Sachs Asset Management, L.P. ("GSAM") is sub-adviser to the SMALL CAP VALUE FUND. As sub-adviser, GSAM provides day-to-day portfolio management services to the Fund. GSAM is located at 32 Old Slip, New York, New York 10005 and was registered as an investment adviser in 1990. GSAM serves as investment manager for a wide range of clients including pension funds, foundations and insurance companies and individual investors. GSAM, along with units of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), managed approximately $XXX billion in assets as of December 31, 2004.

Among the portfolio managers responsible for management of the Fund are Eileen Rominger, Chip Otness, Lisa Parisi, and Kelly Flynn. Ms. Rominger, Managing Director, with 24 years of investment experience joined Goldman Sachs as senior portfolio manager and Chief Investment Officer of the Value Equity team in 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as portfolio manager. Mr. Otness, Managing Director, with 34 years of investment experience joined Goldman Sachs as a senior portfolio manager in 2000. From 1998 to 2000, he headed Dolphin Asset Management. Ms. Parisi, Managing Director, with 19 years of investment experience joined Goldman Sachs as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. Mr. Flynn, Vice President, with 13 years of investment experience joined Goldman Sachs as a portfolio manager in April 2002. Prior to joining Goldman Sachs, Kelly spent 3 years at Lazard Asset Management where he was a portfolio manager for Small Cap/Mid Cap Value products.

BJURMAN, BARRY & ASSOCIATES. Bjurman, Barry & Associates ("Bjurman") is sub-adviser to the SMALL CAP GROWTH FUND. As sub-adviser, Bjurman provides day-to-day portfolio management services to the Fund. Bjurman is located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067. As of December 31, 2004, Bjurman managed more than $XX billion for individual and institutional clients.

Investment decisions for the Fund are made by Bjurman's Investment Policy Committee. Management of the Fund is done on a team basis, with O. Thomas Barry, III, CFA, CIC, as the lead manager. Mr. Barry, Chief Investment Officer and Senior Executive Vice President of Bjurman, joined the firm in 1978 after serving as Senior Investment Officer at Security Pacific National Bank. He holds a BA in Economics and an MBA in Corporate Finance and Accounting and has over 30 years of investment experience.

VONTOBEL ASSET MANAGEMENT, INC. Vontobel Asset Management, Inc. ("Vontobel") is sub-adviser to the INTERNATIONAL EQUITY FUND. As sub-adviser, Vontobel provides day-to-day portfolio services to the Fund. Vontobel is a wholly-owned subsidiary of Vontobel Holding AG, and an affiliate of Bank Vontobel AG, one of the largest private banks and brokerage firms in Switzerland. Its principal place of business is located at 450 Park Avenue, New York, New York, 10022. As of December 31, 2004, Vontobel managed assets of over $XX billion, a substantial part of which was invested outside of the United States. The Vontobel group of companies has investments in excess of $XX billion under management.

Rajiv Jain is responsible for the day-to-day investment management of the International Equity Fund. Mr. Jain is a Managing Director of Vontobel, having joined Vontobel in November of 1994 as an equity analyst and Associate Manager of Vontobel's global equity portfolios. Prior thereto, he served as an analyst with Swiss Bank Corporation, New York.

Additional information about each Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each Fund is available in the Statement of Additional Information.

EXPENSES AND LIMITATIONS

The Funds bear all expenses of their operations other than those incurred by its investment adviser and sub-advisers under the investment advisory agreement and investment sub-advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays investment advisory fees, administrator's fees, shareholder servicing fees and expenses, custodian and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and directors' fees and expenses.

The investment adviser, the investment sub-advisers and/or Penn Mutual have contractually agreed to waive fees or reimburse expenses to the extent a Fund's total expense ratio (excluding interest, taxes, brokerage, other expenses which are capitalized in accordance with accounting principles generally accepted in the United States, and extraordinary expenses, but including investment advisory and administrative and corporate services fees) exceeds the expense limitation for the Fund. The contractual expense limitations for the Funds are as follows:

        FUND                    EXPENSE LIMITATION                 FUND                 EXPENSE LIMITATION
----------------------------------------------------------------------------------------------------------
    Money Market                      0.80%                  Large Cap Value                  1.00%
Limited Maturity Bond                 0.90%*                    Index 500                     0.40%**
    Quality Bond                      0.90%                   Mid Cap Growth                  1.00%
   High Yield Bond                    0.90%                   Mid Cap Value                   1.00%
  Flexibly Managed                    1.00%                  Small Cap Growth                 1.15%
    Growth Stock                      1.00%                  Small Cap Value                  1.15%
  Large Cap Growth                    1.00%                International Equity               1.50%
   Strategic Value                    1.25%                     REIT Fund                     1.25%

* Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Limited Maturity Bond Fund's total expenses do not exceed 0.65%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time.

** Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Index 500 Fund's total expenses do not exceed 0.35%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time.

All waivers of fees or reimbursements of expenses with respect to the Flexibly Managed and High Yield Bond Funds will be shared equally by the sub-advisers and Penn Mutual. For the Money Market, Quality Bond, Growth Stock, Large Cap Value and Small Cap Value Funds, the Adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%. For the International Equity Fund, the sub-adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%. For the Limited Maturity Bond, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value and REIT Funds, Penn Mutual will waive fees or reimburse expenses for the entirety of any excess above the expense limitations.

For the year ended December 31, 2004, each Fund paid ICMI a fee based on the average daily net assets of the Fund, at the following annual rate: Money Market
Fund: X.XX%; Quality Bond Fund: X.XX%; High Yield Bond Fund: X.XX%; Flexibly Managed Fund: X.XX%; Growth Stock Fund: X.XX%; Large Cap Value Fund: X.XX%; Small Cap Growth Fund: X.XX%; Small Cap Value Fund: X.XX%; International Equity
Fund: X.XX%, Limited Maturity Bond Fund: X.XX%; Index 500 Fund: X.XX%; Mid Cap Growth Fund: X.XX%; Mid Cap Value Fund: X.XX%; Large Cap Growth Fund: X.XX%; Strategic Value Fund: X.XX%; and REIT Fund: X.XX%.

ACCOUNT POLICIES

PURCHASING AND SELLING FUND SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Funds offer their shares only to Penn Mutual and PIA for separate accounts they establish to fund variable life insurance and variable annuity contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share ("NAV") next determined after receipt of the purchase order. NAV for one share is the value of that share's portion of all of the assets in a Fund. Each Fund (except for the Money Market Fund) determines its NAV as of the close of business of the NYSE (normally 4:00 p.m. Eastern

Time) on each day that the NYSE is open for business. The NAV of the Money Market Fund is calculated at Noon (Eastern Time) on each day that the NYSE is open.

FREQUENT TRADING POLICIES & RISKS

The Funds presently are available only as investment options for certain variable annuity and variable life insurance contracts (collectively, the "variable contracts") issued by The Penn Mutual Life Insurance Company and its subsidiary, The Penn Insurance & Annuity Company (collectively, the "Insurance Company"). The Funds are intended for long-term investment through these variable contracts, and not as short-term trading vehicles. Accordingly, contract owners that use market timing investment strategies or make frequent transfers should not choose the Funds as investment options under their variable contracts.

The trading activity of individual contract owners generally is not known to the Funds because, on a daily basis, the Insurance Company aggregates the orders of its contract owners and submits net purchase or redemption orders to each Fund. As a result, the Funds' ability to monitor the purchase, redemption, and exchange transactions of contract owners is severely limited. Consequently, the Funds must rely on the Insurance Company, as the issuer and administrator of the variable contracts, to monitor contract owner transaction activity involving the Funds. Because the Funds are available only through variable contracts issued by the Insurance Company, and because the Funds rely on the Insurance Company to apply limitations on trading activity, the Company's Board of Directors has not adopted separate policies and procedures for the Funds with respect frequent trading. However, because the Insurance Company serves as an administrator to the Funds, the Board has reviewed and approved the Insurance Company's policies and procedures regarding frequent trading by contract owners.

As required by those policies and procedures, the Insurance Company discourages frequent trading by monitoring contract owner trading activity and imposing transaction or order submission limitations on the variable contracts. However, despite its efforts, there is no guarantee that the Insurance Company will be able to identify individual contract owners who may be engaging in frequent trading in the Funds. In addition, legal and technological limitations and provisions of the variable contracts themselves may hinder the ability of the Insurance Company to curtail the frequent trading of certain contract owners. As a result, the Funds cannot assure that the Insurance Company will be able to prevent all instances of frequent trading of Fund shares. The Funds do, however, reserve the right to reject any purchase orders at any time for any reason.

If frequent trading does occur, it could adversely affect the Funds and their long-term shareholders. Frequent trading can reduce the long-term returns of a Fund by: increasing costs paid by the Fund (such as brokerage commissions); disrupting the Fund's portfolio management strategies; and requiring the Fund to maintain higher cash balances to meet redemption requests. Frequent trading also can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

Please see the prospectus of the relevant variable contracts for more information about the Insurance Company's frequent trading policies and procedures.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, the Funds (except for the Money Market Fund) generally value their portfolio securities at their market prices. If market prices are not readily available or they are determined to be unreliable, the Funds may determine fair value prices using methods approved by the Board of Directors. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds primarily value stocks of U.S. companies traded on U.S. exchanges at their market prices, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

The Money Market Fund values its assets by the amortized cost method, which approximates market value.

Fund portfolio securities that are listed on foreign exchanges may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

PORTFOLIO HOLDINGS INFORMATION

The Company makes available quarterly on Penn Mutual's website - www.pennmutal.com - a Quarterly Investment Update ("Quarterly Update"), which includes certain portfolio holdings information for each Fund. The Quarterly Update can be found by clicking on the "Investment Tracker" link on Penn Mutual's website and then the "Investment Options" link. The Quarterly Update includes each Fund's top ten holdings and, as applicable, information regarding a Fund's asset and sector allocation, property types, and/or bond quality. The Quarterly Update is made available five weeks after the end of each quarter and is publicly available to all persons. The Quarterly Update generally remains accessible at least until the Company files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be at least three months).


A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their net investment income annually as dividends and make distributions of net realized capital gains, if any, at least annually except for distributions from the Money Market Fund which will be made monthly.

TAXES

Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. The Funds expect all net investment income and net realized capital gains of the Funds to be distributed at least annually and that the Funds will not pay federal income taxes. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the variable annuity or variable life insurance contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state, local and foreign income tax consequences applicable to your investment. MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE MONEY MARKET FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _______________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information, at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                                     -----------------------

                                                              2004           2003           2002           2001           2000
                                                          ------------   ------------   ------------   ------------   ------------
     Net asset value, beginning of year                   $              $       1.00   $       1.00   $       1.00   $       1.00
                                                          ------------   ------------   ------------   ------------   ------------

     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                       0.01           0.02           0.04           0.06
                                                          ------------   ------------   ------------   ------------   ------------
      Total from investment operations                                           0.01           0.02           0.04           0.06
                                                          ------------   ------------   ------------   ------------   ------------

     LESS DIVIDENDS:
     Dividends from net investment income                                       (0.01)         (0.02)         (0.04)         (0.06)
                                                          ------------   ------------   ------------   ------------   ------------
     Net asset value, end of year                         $              $       1.00   $       1.00   $       1.00   $       1.00
                                                          ============   ============   ============   ============   ============
      Total return                                                               0.86%          1.65%          4.00%          5.99%

     RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of year (in thousands)               $              $     99,949   $    149,429   $    128,408   $     94,045
                                                          ============   ============   ============   ============   ============
     Ratio of expenses to average net assets                                     0.50%          0.47%          0.50%          0.58%
                                                          ============   ============   ============   ============   ============
     Ratio of net investment income to average net assets                        0.89%          1.62%          3.78%          5.89%
                                                          ============   ============   ============   ============   ============

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE LIMITED MATURITY BOND FUND

The following table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _____________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information, at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                  YEAR OR PERIOD ENDED DECEMBER 31
                                                                  --------------------------------

                                                 2004           2003          2002              2001              2000*
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, beginning of year           $              $     10.70    $     10.35       $     10.13       $     10.00
                                             -----------    -----------    -----------       -----------       -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.43           0.24              0.40              0.41
                                             -----------    -----------    -----------       -----------       -----------
Net realized and unrealized gain (loss) on
 investment transactions                                          (0.12)          0.41              0.27              0.30
                                             -----------    -----------    -----------       -----------       -----------
   Total from investment operations                                0.31           0.65              0.67              0.71
                                             -----------    -----------    -----------       -----------       -----------

LESS DISTRIBUTIONS:
Dividends from net investment income                              (0.43)         (0.24)            (0.40)            (0.41)
                                             -----------    -----------    -----------       -----------       -----------
Distribution from net realized gains                              (0.01)         (0.06)            (0.05)            (0.17)
                                             -----------    -----------    -----------       -----------       -----------
   Total distributions                                            (0.44)         (0.30)            (0.45)            (0.58)
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, end of period or year       $              $     10.57    $     10.70       $     10.35       $     10.13
                                             ===========    ===========    ===========       ===========       ===========
   Total  return                                                   2.90%          6.25%             6.64%             7.18%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $              $    43,545    $    42,941       $    18,376       $    10,898
                                             ===========    ===========    ===========       ===========       ===========
Ratio of expenses to average net assets                            0.60%          0.63%             0.74%(c)          0.71%(a)
                                             ===========    ===========    ===========       ===========       ===========
Ratio of net investment income to average
 net assets                                                        3.62%          3.16%             4.96%(c)          6.01%(a)
                                             ===========    ===========    ===========       ===========       ===========
Portfolio turnover rate                                           26.70%        224.20%           173.90%           331.60%
                                             ===========    ===========    ===========       ===========       ===========

  * For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

  (a)  Annualized.

  (b)  Not annualized.

  (c) Had fees not been waived by the administrator of the Fund, the ratio of expenses to average net assets would have been 0.77%, and the ratio of net investment income to average net assets would have been 4.93%, for the year ended December 31, 2001.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE QUALITY BOND FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by ________________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information, at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------

                                                 2004           2003          2002              2001              2000
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, beginning of year           $              $     10.50    $     10.39       $     10.33       $     10.40
                                             -----------    -----------    -----------       -----------       -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.48           0.42              0.51              0.52
                                             -----------    -----------    -----------       -----------       -----------
Net realized and unrealized gain (loss) on
 investment transactions                                           0.16           0.13              0.41              0.66
                                             -----------    -----------    -----------       -----------       -----------
 Total from investment operations                                  0.64           0.55              0.92              1.18
                                             -----------    -----------    -----------       -----------       -----------

LESS DISTRIBUTIONS:
Dividend from net investment income                               (0.48)         (0.42)            (0.51)            (1.06)
                                             -----------    -----------    -----------       -----------       -----------
Distribution from net realized gains                              (0.15)         (0.02)            (0.35)            (0.17)
                                             -----------    -----------    -----------       -----------       -----------
Return of capital                                                  0.00           0.00              0.00             (0.02)
                                             -----------    -----------    -----------       -----------       -----------
 Total distributions                                              (0.63)         (0.44)            (0.86)            (1.25)
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, end of year                 $              $     10.51    $     10.50       $     10.39       $     10.33
                                             ===========    ===========    ===========       ===========       ===========
 Total return                                                      6.18%          5.28%             8.91%            12.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)       $              $   172,099    $   156,206       $   123,569       $    96,073
                                             ===========    ===========    ===========       ===========       ===========
Ratio of expenses to average net assets                            0.62%          0.62%             0.65%             0.68%
                                             ===========    ===========    ===========       ===========       ===========
Ratio of net investment income to average
 net assets                                                        4.36%          4.19%             5.23%             5.92%
                                             ===========    ===========    ===========       ===========       ===========
Portfolio turnover rate                                          215.40%        498.60%           930.70%         1,046.50%
                                             ===========    ===========    ===========       ===========       ===========

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE HIGH YIELD BOND FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _____________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information, at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------

                                                 2004           2003          2002              2001              2000
                                             -----------    -----------    -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF YEAR           $              $      6.78    $      7.25       $      7.45       $      9.58
                                             -----------    -----------    -----------       -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.64           0.70              0.72              0.91
                                             -----------    -----------    -----------       -----------       -----------
Net realized and unrealized gain (loss) on
 investment transactions                                           0.92          (0.46)            (0.20)            (1.24)
                                             -----------    -----------    -----------       -----------       -----------
 Total from investment operations                                  1.56           0.24              0.52             (0.33)
                                             -----------    -----------    -----------       -----------       -----------

LESS DISTRIBUTIONS:
Dividend from net investment income                               (0.64)         (0.71)            (0.72)            (1.80)
                                             -----------    -----------    -----------       -----------       -----------
 Total distributions                                              (0.64)         (0.71)            (0.72)            (1.80)
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, end of year                 $              $      7.70    $      6.78       $      7.25       $      7.45
                                             ===========    ===========    ===========       ===========       ===========
 Total return                                                     23.13%          3.41%             6.92%            (3.69)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)                      $    82,316    $    63,212       $    60,577       $    51,150
                                             ===========    ===========    ===========       ===========       ===========
Ratio of expenses to average net assets      $                     0.86%          0.83%             0.87%(a)          0.87%(a)
                                             ===========    ===========    ===========       ===========       ===========
Ratio of net investment income to average
 net assets                                                        8.55%          9.29%             9.57%(a)         10.07%(a)
                                             ===========    ===========    ===========       ===========       ===========
Portfolio turnover rate                                           87.80%         80.40%            77.00%            65.40%
                                             ===========    ===========    ===========       ===========       ===========

  (a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 0.88% and 0.91%, and the ratio of net investment income to average net assets would have been 9.56% and 10.04%, respectively, for the years ended December 31, 2001 and December 31, 2000.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE FLEXIBLY MANAGED FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by ________________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information, at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------

                                                2004           2003           2002               2001              2000
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, beginning of year           $              $     18.75    $     20.03       $     19.76       $     19.62
                                             -----------    -----------    -----------       -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.42           0.56              0.60              0.58
                                             -----------    -----------    -----------       -----------       -----------
Net realized and unrealized gain (loss)
 on investment transactions                                        5.17          (0.39)             1.44              3.26
                                             -----------    -----------    -----------       -----------       -----------
  Total from investment operations                                 5.59           0.17              2.04              3.84
                                             -----------    -----------    -----------       -----------       -----------

LESS DISTRIBUTIONS:
Dividend from net investment income                               (0.42)         (0.56)            (0.59)            (1.33)
                                             -----------    -----------    -----------       -----------       -----------
Distribution from net realized gains                              (0.28)         (0.89)            (1.18)            (2.37)
                                             -----------    -----------    -----------       -----------       -----------
 Total distributions                                              (0.70)         (1.45)            (1.77)            (3.70)
                                                            -----------    -----------       -----------       -----------
Net asset value, end of year                 $              $     23.64    $     18.75       $     20.03       $     19.76
                                             ===========    ===========    ===========       ===========       ===========
 Total return                                                     29.92%          0.87%*           10.34%            22.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)       $              $   705,627    $   526,569       $   478,237       $   432,379
                                             -----------    -----------    -----------       -----------       -----------
Ratio of expenses to average net assets                            0.86%          0.85%             0.87%             0.83%
                                             ===========    ===========    ===========       ===========       ===========
Ratio of net investment income to average
 net assets                                                        2.11%          2.71%*            2.89%             2.92%
                                             ===========    ===========    ===========       ===========       ===========
Portfolio turnover rate                                           24.50%         30.60%            33.60%            30.60%
                                             ===========    ===========    ===========       ===========       ===========

  * The presented total return and ratio of net investment income to average net assets are inclusive of payments made by affiliates on investment transactions. Before consideration of such payments, the total return would have been 0.77% and the ratio of net investment income to average net assets would have been 2.62%.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE GROWTH STOCK FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by __________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------

                                                2004            2003          2002              2001              2000
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, beginning of year           $              $      9.81    $     15.07       $     20.19       $     41.41
                                             -----------    -----------    -----------       -----------       -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       0.00          (0.03)             0.00             (0.08)
                                             -----------    -----------    -----------       -----------       -----------
Net realized and unrealized gain (loss) on
 investment transactions                                           1.21          (5.23)            (5.12)            (9.36)
                                             -----------    -----------    -----------       -----------       -----------
 Total from investment operations                                  1.21          (5.26)            (5.12)            (9.44)
                                             -----------    -----------    -----------       -----------       -----------

LESS DISTRIBUTIONS:
Distribution from net realized gains                               0.00           0.00              0.00             (7.69)
                                             -----------    -----------    -----------       -----------       -----------
Return of capital                                                  0.00           0.00              0.00             (4.09)
                                             -----------    -----------    -----------       -----------       -----------
 Total distributions                                               0.00           0.00              0.00            (11.78)
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, end of year                 $              $     11.02    $      9.81       $     15.07       $     20.19
                                             ===========    ===========    ===========       ===========       ===========
 Total return                                                     12.36%        (34.90)%          (25.34)%          (26.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)       $              $    97,751    $   102,418       $   186,696       $   216,016
                                             ===========    ===========    ===========       ===========       ===========
Ratio of expenses to average net assets                            0.97%         (0.92)%(a)         0.92%             0.84%
                                             ===========    ===========    ===========       ===========       ===========
Ratio of net investment income (loss) to
 average net assets                                                0.02%         (0.21)%(a)         0.02%            (0.27)%
                                             ===========    ===========    ===========       ===========       ===========
Portfolio turnover rate                                          578.40%        773.60%           276.20%           309.30%
                                             ===========    ===========    ===========       ===========       ===========

(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 0.93% and the ratio of net investment loss to average net assets would have been (0.22)% for the year ended December 31, 2002.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE LARGE CAP VALUE FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by ___________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------

                                                2004           2003           2002              2001              2000
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, beginning of year           $              $     13.97    $     16.97       $     18.07       $     22.21
                                             -----------    -----------    -----------       -----------       -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.25           0.25              0.23              0.26
                                             -----------    -----------    -----------       -----------       -----------
Net realized and unrealized gain (loss)
 on investment transactions                                        3.62          (2.80)            (0.66)             2.10
                                             -----------    -----------    -----------       -----------       -----------
 Total from investment operations                                  3.87          (2.55)            (0.43)             2.36
                                             -----------    -----------    -----------       -----------       -----------

LESS DISTRIBUTIONS:
Dividend from net investment income                               (0.25)         (0.24)            (0.23)            (0.48)
                                             -----------    -----------    -----------       -----------       -----------
Distribution from net realized gains                               0.00          (0.21)            (0.44)            (6.02)
                                             -----------    -----------    -----------       -----------       -----------
 Total distributions                                              (0.25)         (0.45)            (0.67)            (6.50)
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, end of year                 $              $     17.59    $     13.97       $     16.97       $     18.07
                                             ===========    ===========    ===========       ===========       ===========
 Total return                                                     27.76%        (14.96)%           (2.40)%           12.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)       $              $   227,906    $   188,246       $   232,528       $   221,583
                                             ===========    ===========    ===========       ===========       ===========
Ratio of expenses to average net assets                            0.90%          0.88%             0.88%             0.84%
                                             ===========    ===========    ===========       ===========       ===========
Ratio of net investment  income to average
 net assets                                                        1.62%          1.51%             1.26%             1.34%
                                             ===========    ===========    ===========       ===========       ===========
Portfolio turnover rate                                           39.90%         38.00%            49.50%           135.80%
                                             ===========    ===========    ===========       ===========       ===========

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE LARGE CAP GROWTH FUND

The following table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                     YEAR ENDED DECEMBER 31,
                                                                     -----------------------

                                                              2004             2003               2002*
                                                         --------------   --------------      --------------
Net asset value, beginning of period or year             $                $         8.41      $        10.00
                                                         --------------   --------------      --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                               0.03                0.03
                                                         --------------   --------------      --------------
Net  realized and unrealized gain (loss) on investment
 transactions                                                                       2.12               (1.59)
                                                         --------------   --------------      --------------
 Total from investment operations                                                   2.15               (1.56)
                                                         --------------   --------------      --------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                               (0.03)              (0.03)
                                                         --------------   --------------      --------------
Net asset value, end of period or year                   $                $        10.53      $         8.41
                                                         ==============   ==============      ==============
 Total return                                                                      25.61%             (15.60)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period or year (in thousands)         $                $       16,099      $        5,090
                                                         ==============   ==============      ==============
Ratio of expenses to average net assets                                             1.00%(c)            0.98%(a)(c)
                                                         ==============   ==============      ==============
Ratio of net investment income to average net assets                                0.51%(c)            0.70%(a)(c)
                                                         ==============   ==============      ==============
Portfolio turnover rate                                                            27.50%               34.6%
                                                         ==============   ==============      ==============

  * For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

  (a)  Annualized.

  (b)  Not annualized.

  (c) Had fees not been waived by the administrator of the Fund, the ratio of expenses to average net assets would have been X.XX%, 1.27% and 2.11%, and the ratio of net investment loss to average net assets would have been X.XX%, 0.24% and (0.43)%, respectively, for the year ended December 31, 2004 and 2003 and the period ended December 31, 2002.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE INDEX 500 FUND

The following table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by __________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                  YEAR OR PERIOD ENDED DECEMBER 31,
                                                                  ---------------------------------

                                                2004            2003            2002             2001              2000*
                                             -----------    -----------     -----------       -----------       -----------
Net asset value, beginning of period or year $              $      6.05     $      7.90       $      9.08       $     10.00
                                             -----------    -----------     -----------       -----------       -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.10            0.09              0.09              0.07
                                             -----------    -----------     -----------       -----------       -----------
Net realized and unrealized gain (loss) on
 investment transactions                                           1.62           (1.85)            (1.18)            (0.91)
                                             -----------    -----------     -----------       -----------       -----------
 Total from investment operations                                  1.72           (1.76)            (1.09)            (0.84)
                                             -----------    -----------     -----------       -----------       -----------

LESS DISTRIBUTIONS:
Dividends from net investment income                              (0.10)          (0.09)            (0.09)            (0.07)
                                             -----------    -----------     -----------       -----------       -----------
Return of capital                                                  0.00            0.00              0.00             (0.01)
                                             -----------    -----------     -----------       -----------       -----------
 Total distributions                                              (0.10)          (0.09)            (0.09)            (0.08)
                                             -----------    -----------     -----------       -----------       -----------
Net asset value, end of period or year       $              $      7.67     $      6.05       $      7.90       $      9.08
                                             ===========    ===========     ===========       ===========       ===========
 Total return                                                     28.41%         (22.28)%          (11.98)%           (8.40)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period or year
 (in thousands)                              $              $   234,020     $   174,429       $   202,902       $   213,398
                                             ===========    ===========     ===========       ===========       ===========
Ratio of expenses to average net assets                            0.25%(c)        0.25%(c)          0.25%(c)          0.25%(a)(c)
                                             ===========    ===========     ===========       ===========       ===========
Ratio of net investment income to average
 net assets                                                        1.47%(c)        1.35%(c)          1.17%(c)          1.08%(a)(c)
                                             ===========    ===========     ===========       ===========       ===========
Portfolio turnover rate                                            0.90%           3.40%             1.20%             2.70%
                                             ===========    ===========     ===========       ===========       ===========

* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

(a)  Annualized.

(b)  Not annualized.

(c) Had fees not been waived by the administrator of the Fund, the ratio of expenses to average net assets would have been 0.XX%, 0.38%, 0.36%, 0.39% and 0.37%, and the ratio of net investment income to average net assets would have been 0.XX%, 1.34%, 1.24%, 1.02% and 0.97%, respectively, for the years ended December 31, 2004, 2003, 2002, and 2001 and for the period ended December 31, 2000.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE MID CAP GROWTH FUND

The following table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _____________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                  YEAR OR PERIOD ENDED DECEMBER 31
                                                                  --------------------------------

                                                2004           2003              2002             2001              2000*
                                             -----------    -----------      -----------       -----------       -----------
Net asset value, beginning of year           $              $      4.24      $      6.29       $      8.75       $     10.00
                                             -----------    -----------      -----------       -----------       -----------

LOSS FROM INVESTMENT OPERATIONS:
 Net investment loss                                              (0.03)           (0.03)            (0.05)            (0.03)
                                             -----------    -----------      -----------       -----------       -----------
Net realized and unrealized gain (loss) on
 investment transactions                                           2.12            (2.02)            (2.41)            (1.22)
                                             -----------    -----------      -----------       -----------       -----------
 Total from investment operations                                  2.09            (2.05)            (2.46)            (1.25)

LESS DISTRIBUTIONS:
Distribution from net realized gains                               0.00             0.00              0.00              0.00
                                             -----------    -----------      -----------       -----------       -----------
Net asset value, end of period or year       $              $      6.33      $      4.24       $      6.29       $      8.75
                                             ===========    ===========      ===========       ===========       ===========
 Total return                                                     49.29%          (32.59)%          (28.11)%          (12.50)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period or year
 (in thousands)                              $              $    65,052      $    34,424       $    45,434       $    54,805
                                             ===========    ===========      ===========       ===========       ===========
Ratio of expenses to average net assets                            1.00%(c)         0.99%(c)          1.00%(c)          1.00%(a)(c)
                                             ===========    ===========      ===========       ===========       ===========
Ratio of net investment loss to average net
 assets                                                           (0.59)%(c)       (0.57)%(c)        (0.70)%(c)        (0.60)%(a)(c)
                                             ===========    ===========      ===========       ===========       ===========
Portfolio turnover rate                                          154.30%          230.40%           327.40%           202.50%
                                             ===========    ===========      ===========       ===========       ===========

* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

(a)  Annualized.

(b)  Not annualized.

(c) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been X.XX%, 1.05%, 1.05%, 1.09% and 1.08%, and the ratio of net investment loss to average net assets would have been X.XX%, (0.64%), (0.63)%, (0.81)% and (0.68)%, respectively, for the years ended December 31, 2004, 2003, 2002 and 2001 and for the period ended December 31, 2000.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE MID CAP VALUE FUND

The following table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by __________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                  YEAR OR PERIOD ENDED DECEMBER 31,
                                                                  ---------------------------------

                                                2004            2003           2002             2001              2000*
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, beginning of period or year $              $      9.75    $     10.83       $     11.92       $     10.00
                                             -----------    -----------    -----------       -----------       -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.04           0.06              0.07              0.03
                                             -----------    -----------    -----------       -----------       -----------
Net realized and unrealized gain (loss)  on
 investment transactions                                           3.55          (1.08)            (0.45)             2.37
                                             -----------    -----------    -----------       -----------       -----------
 Total from investment operations                                  3.59          (1.02)            (0.38)             2.40
                                             -----------    -----------    -----------       -----------       -----------

LESS DISTRIBUTIONS:
Dividends from net investment income                              (0.04)         (0.06)            (0.07)            (0.03)
                                             -----------    -----------    -----------       -----------       -----------
Distribution from net realized gains                              (0.25)          0.00             (0.64)            (0.45)
                                             -----------    -----------    -----------       -----------       -----------
 Total distributions                                              (0.29)         (0.06)            (0.71)            (0.48)
                                             -----------    -----------    -----------       -----------       -----------
Net asset value, end of period or year       $              $     13.05    $      9.75       $     10.83       $     11.92
                                             ===========    ===========    ===========       ===========       ===========
 Total  return                                                    36.84%         (9.42)%           (3.17)%           23.99%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period or year
 (in thousands)                              $              $    81,042    $    58,330       $    61,633       $    59,538
                                             ===========    ===========    ===========       ===========       ===========
Ratio of expenses to average net assets                            0.86%          0.85%             0.89%             0.90%(a)
                                             ===========    ===========    ===========       ===========       ===========
Ratio of net investment income to average
 net assets                                                        0.39%          0.55%             0.70%             0.38%(a)
                                             ===========    ===========    ===========       ===========       ===========
Portfolio turnover rate                                           64.40%         91.40%           222.20%           213.00%
                                             ===========    ===========    ===========       ===========       ===========

* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

  (a)  Annualized.

  (b)  Not annualized.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE STRATEGIC VALUE FUND

The following table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by___________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the annual report, Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                          YEAR OR PERIOD ENDED DECEMBER 31
                                                                          --------------------------------

                                                                  2004             2003                  2002*
                                                               ----------   -----------------      -----------------
Net asset value, beginning of period or year                   $            $            8.54      $           10.00
                                                               ----------   -----------------      -----------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                    0.07                   0.03
                                                               ----------   -----------------      -----------------
Net realized and unrealized gain (loss) on investment
  transactions                                                                           2.07                  (1.46)
                                                               ----------   -----------------      -----------------
  Total from investment operations                                                       2.14                  (1.43)
                                                               ----------   -----------------      -----------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                                    (0.07)                 (0.03)
                                                               ----------   -----------------      -----------------
Distribution from net realized gains                                                    (0.04)
                                                               ----------   -----------------      -----------------
  Total distributions                                                                   (0.11)                 (0.03)
                                                               ----------   -----------------      -----------------
Net asset value, end of period or year                         $            $           10.57      $            8.54
                                                               ==========   =================      =================

  Total return                                                                          25.13%                (14.25)% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period or year (in thousands)               $            $          16,025      $           7,417
                                                               ==========   =================      =================
Ratio of expenses to average net assets                                                  1.25% (c)              1.24% (a)(c)
                                                               ==========   =================      =================

Ratio of net investment income to average net assets                                     0.54% (c)              0.82% (a)(c)
                                                               ==========   =================      =================

Portfolio turnover rate                                                                 16.80%                 20.60%
                                                               ==========   =================      =================

* For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

  (a)  Annualized.

  (b)  Not annualized.

  (c) Had fees not been waived by the administrator of the Fund, the ratio of expenses to average net assets would have been X.XX%, 1.26% and 2.24%, and the ratio of net investment income to average net assets would have been X.XX%, 0.53% and (0.18)%, respectively, for the year ended December 31, 2004 and 2003 and the period ended December 31, 2002.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE SMALL CAP GROWTH FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by____________________ , independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                                 YEAR  ENDED DECEMBER 31,
                                                                                 ------------------------

                                                        2004         2003               2002               2001           2000
                                                        ----     -----------        -----------        -----------     -----------
Net asset value, beginning of year                      $        $     11.85        $     20.46        $     24.89     $     49.68
                                                        ----     -----------        -----------        -----------     -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                                    (0.13)             (0.14)             (0.13)          (0.26)
                                                        ----     -----------        -----------        -----------     -----------
Net realized and unrealized gain (loss) on investment
 transactions                                                           5.76              (8.47)             (3.78)         (11.62)
                                                        ----     -----------        -----------        -----------     -----------
  Total from investment operations                                      5.63              (8.61)             (3.91)         (11.88)
                                                        ----     -----------        -----------        -----------     -----------

LESS DISTRIBUTIONS:
Distribution from net realized gains                                    0.00               0.00              (0.01)         (12.91)
                                                        ----     -----------        -----------        -----------     -----------
Return of capital                                                       0.00               0.00              (0.51)           0.00
                                                        ----     -----------        -----------        -----------     -----------
  Total distributions                                                   0.00               0.00              (0.52)         (12.91)
                                                        ----     -----------        -----------        -----------     -----------
Net asset value, end of year                            $        $     17.48        $     11.85        $     20.46     $     24.89
                                                        ====     ===========        ===========        ===========     ===========
   Total return                                                        47.51%            (42.08)%           (15.84)%        (28.54)%
                                                        ====     ===========        ===========        ===========     ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period or year (in thousands)        $        $   111,360        $    74,681        $   137,099     $   139,774
                                                        ====     ===========        ===========        ===========     ===========
Ratio of expenses to average net assets                                 1.09% (a)          1.05%(a)           1.04%           1.01%
                                                        ====     ===========        ===========        ===========     ===========
Ratio of net investment income to average net assets                  (0.94)% (a)         (0.87)(a)          (0.67)%         (0.68)%
                                                        ====     ===========        ===========        ===========     ===========
Portfolio turnover rate                                               191.10%            163.60%            134.50%         145.30%
                                                        ====     ===========        ===========        ===========     ===========

(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been X.XX%, 1.09% and 1.06%, and the ratio of net investment income to average net assets would have been X.XX%, (0.94)% and (0.88)%, respectively, for the years ended December 31, 2004, 2003 and 2002.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE SMALL CAP VALUE FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _______________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                      YEAR  ENDED DECEMBER 31
                                                                      -----------------------

                                                 2004          2003              2002              2001              2000
                                              -----------  -----------        -----------       -----------       -----------
Net asset value, beginning of year            $            $     11.00        $     14.38       $     12.94       $     12.64
                                              -----------  -----------        -----------       -----------       -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     (0.08)             (0.05)             0.01              0.04
                                              -----------  -----------        -----------       -----------       -----------
Net realized and  unrealized  gain
  (loss) on investment transactions                               8.29              (2.37)             2.10              1.68
                                              -----------  -----------        -----------       -----------       -----------
  Total from investment operations                                8.21              (2.42)             2.11              1.72
                                              -----------  -----------        -----------       -----------       -----------

LESS DISTRIBUTIONS:
Dividend from net investment income                               0.00               0.00             (0.02)            (0.12)
                                              -----------  -----------        -----------       -----------       -----------
Distribution from net realized gains                             (1.01)             (0.96)            (0.65)            (1.30)
                                              -----------  -----------        -----------       -----------       -----------
  Total distributions                                            (1.01)             (0.96)            (0.67)            (1.42)
                                              -----------  -----------        -----------       -----------       -----------
Net asset value, end of period or year        $            $     18.20        $     11.00       $     14.38       $     12.94
                                              ===========  ===========        ===========       ===========       ===========
  Total return                                                   74.85%            (16.76)%           16.75%            13.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)        $            $   148,700        $    77,491       $    86,987       $    55,677
                                              ===========  ===========        ===========       ===========       ===========
Ratio of expenses to average net assets                           1.15%(a)           1.15%(a)          1.14%(a)          1.05%(a)
                                              ===========  ===========        ===========       ===========       ===========
Ratio of net investment income to average
  net assets                                                     (0.61)%(a)         (0.38)%(a)         0.12%(a)          0.38%(a)
                                              ===========  ===========        ===========       ===========       ===========
Portfolio turnover rate                                          60.90%             54.40%            67.80%           135.40%
                                              ===========  ===========        ===========       ===========       ===========

(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratios of expenses to average net assets would have been X.XX%, 1.19%, 1.16%, 1.16% and 1.09%, and the ratio of net investment income to average net assets would have been X.XX%, (0.65)%, (0.39)%, 0.10% and 0.34%, respectively, for the years ended December 31, 2004, 2003, 2002, 2001 and 2000.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE INTERNATIONAL EQUITY FUND

The following table is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by____________, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------

                                                2004          2003            2002         2001            2000
                                            ------------  ------------   ------------   ------------   ------------
Net asset value, beginning of year          $             $      10.53   $      11.71   $      16.64   $      26.78
                                            ------------  ------------   ------------   ------------   ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.19           0.15           0.37           0.14
                                            ------------  ------------   ------------   ------------   ------------
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                                     3.27          (1.31)         (5.05)         (4.82)
                                            ------------  ------------   ------------   ------------   ------------
   Total from investment operations                               3.46          (1.16)         (4.68)         (4.68)
                                            ------------  ------------   ------------   ------------   ------------

LESS DISTRIBUTIONS:
Dividend from net investment income                              (0.08)         (0.02)         (0.25)         (0.14)
                                            ------------  ------------   ------------   ------------   ------------
Distribution from net realized gains                              0.00           0.00           0.00          (4.59)
                                            ------------  ------------   ------------   ------------   ------------
Return of capital                                                 0.00           0.00           0.00          (0.73)
                                            ------------  ------------   ------------   ------------   ------------
   Total distributions                                           (0.08)         (0.02)         (0.25)         (5.46)
                                            ------------  ------------   ------------   ------------   ------------
Net asset value, end of year                $             $      13.91   $      10.53   $      11.71   $      16.64
                                            ============  ============   ============   ============   ============
 Total return                                                    32.85%         (9.94)%       (28.12)%       (18.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)      $             $    133,603    $   104,645   $    124,949   $    162,359
                                            ============  ============   ============   ============   ============
Ratio of expenses to average net assets                           1.19%          1.23%          1.25%          1.16%
                                            ============  ============   ============   ============   ============
Ratio of net investment income (loss) to
 average net assets                                               1.63%          1.35%          1.06%         (0.08)%
                                            ============  ============   ============   ============   ============
Portfolio turnover rate                                          59.00%        106.30%         97.20%         64.40%
                                            ============  ============   ============   ============   ============

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

THE REIT FUND

The following table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by __________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                                       PERIOD ENDED DECEMBER 31
                                                                       ------------------------

                                                                2004             2003              2002*
                                                               ------        ------------      ------------
Net asset value, beginning of period or year                   $             $       9.00      $      10.00
                                                               ------        ------------      ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                0.36              0.25
                                                                             ------------      ------------
Net realized and unrealized loss on investment
  transactions                                                                       2.83             (1.01)
                                                               ------        ------------      ------------
    Total from investment operations                                                 3.19             (0.76)
                                                               ------        ------------      ------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                                (0.37)            (0.24)
                                                                             ------------      ------------
Distribution from net realized gains                                                (0.29)             0.00
                                                               ------        ------------      ------------
    Total distributions                                                             (0.66)            (0.24)
                                                               ------        ------------      ------------
Net asset value, end of period or year                         $             $      11.53      $       9.00
                                                               ======        ============      ============
    Total return                                                                    35.49%            (7.55)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period or year (in thousands)               $             $     16,881      $      5,507
                                                               ======        ============      ============
Ratio of expenses to average net assets                                              1.25%(c)          1.22% (a)(c)
                                                               ======        ============      ============
Ratio of net investment income to average net assets                                 4.87%(c)          5.31% (a)(c)
                                                               ======        ============      ============
Portfolio turnover rate                                                             68.90%            45.40%
                                                               ======        ============      ============

* For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

(a)  Annualized.
(b)  Not annualized.
(c) Had fees not been waived by the administrator of the Fund, the ratio of expenses to average net assets would have been X.XX%, 1.34% and 2.25%, and the ratio of net investment income to average net assets would have been X.XX%, 4.78% and 4.28%, respectively, for the year ended December 31, 2004 and 2003 and the period ended December 31, 2002.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, Penn Series has a Statement of Additional Information ("SAI"), dated May 1, 2005, which contains additional, more detailed information about the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

SHAREHOLDER REPORTS

Penn Series publishes annual and semi-annual reports containing additional information about each Fund's investments. In Penn Series' shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Fund's performance during that period.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at 1-800-523-0650 or by visiting Penn Mutual's website at www.pennmutual.com.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, Penn Series Funds, Inc.'s Investment Company Act registration number is 811-03459.

                       STATEMENT OF ADDITIONAL INFORMATION

                             PENN SERIES FUNDS, INC.

                                600 Dresher Road
                           Horsham, Pennsylvania 19044

      Penn Series Funds, Inc. ("Penn Series") is a no-load mutual fund with sixteen separate investment portfolios (the "Funds").

                                MONEY MARKET FUND

                           LIMITED MATURITY BOND FUND

                                QUALITY BOND FUND

                              HIGH YIELD BOND FUND

                              FLEXIBLY MANAGED FUND

                                GROWTH STOCK FUND

                              LARGE CAP VALUE FUND

                              LARGE CAP GROWTH FUND

                                 INDEX 500 FUND

                               MID CAP GROWTH FUND

                               MID CAP VALUE FUND

                              STRATEGIC VALUE FUND

                              SMALL CAP GROWTH FUND

                              SMALL CAP VALUE FUND

                            INTERNATIONAL EQUITY FUND

                                    REIT FUND

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Penn Series prospectus dated May 1, 2005. A copy of the prospectus is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-548-1119.

      The date of this Statement of Additional Information is May 1, 2005.

                                TABLE OF CONTENTS

Penn Series                                                                    3

Investment Objectives                                                          3

Investment Policies                                                            4

Securities and Investment Techniques                                          13

     Investments in Debt Securities                                           13

     Investments in Foreign Equity Securities                                 16

     Investments in Smaller Companies                                         16

     Investments in Unseasoned Companies                                      17

     Foreign Currency Transactions                                            17

     Repurchase Agreements                                                    18

     Lending of Portfolio Securities                                          19

     Illiquid Securities                                                      19

     Warrants                                                                 20

     When-Issued Securities                                                   20

     The Quality Bond Fund's Policy Regarding Industry Concentration          20

     Options                                                                  21

     Futures Contracts                                                        21

     Investment Companies                                                     22

     Real Estate Investment Trust                                             23

     Loan Participations and Assignments                                      23

     Trade Claims                                                             24

Investment Restrictions                                                       25

     Money Market Fund                                                        25

     Limited Maturity Bond Fund                                               26

     Quality Bond Fund                                                        27

     High Yield Bond Fund                                                     28

     Flexibly Managed Fund                                                    29

     Growth Stock Fund                                                        30

     Large Cap Value Fund                                                     31

     Large Cap Growth Fund                                                    32

     Index 500 Fund                                                           32

     Mid Cap Growth Fund                                                      33

     Mid Cap Value Fund                                                       33

     Strategic Value Fund                                                     34

     Small Cap Growth Fund                                                    35

     Small Cap Value Fund                                                     36

     International Equity Fund                                                36

     REIT Fund                                                                37

General Information                                                           38

     Investment Advisory Services                                             38

     Administrative and Corporate Services                                    41

     Accounting Services                                                      42

     Limitation on Fund Expenses                                              43

     Portfolio Transactions                                                   43

     Directors and Officers                                                   46

     Code of Ethics                                                           49

     Proxy Voting Policy                                                      50

     Net Asset Value of Shares                                                51

     Ownership of Shares                                                      52

     Tax Status                                                               53

     Voting Rights                                                            54

     Custodial Services                                                       55

     Independent Auditors                                                     55

     Legal Matters                                                            55

     Portfolio Holdings Information                                           55

Ratings of Commercial Paper                                                   55

Ratings of Corporate Debt Securities                                          56

Financial Statements of Penn Series                                           58

Appendix                                                                     A-1

     Proxy Voting Procedures                                                 A-1

PENN SERIES

     Penn Series is an open-end management investment company that offers shares of diversified portfolios (each, a "Fund," and collectively, the "Funds") for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA"). Shares of each Fund will be purchased by Penn Mutual and PIA for the purpose of funding variable annuity contracts and variable life insurance policies. Penn Series was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

INVESTMENT OBJECTIVES

     The investment objectives of the Funds are as follows. There can be no assurance that these objectives will be achieved.

MONEY MARKET FUND               Preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith

LIMITED MATURITY BOND FUND      Highest available current income consistent with liquidity and low risk to principal; total return is secondary

QUALITY BOND FUND               Highest income over the long term consistent with the preservation of principal

HIGH YIELD BOND FUND            High current income

FLEXIBLY MANAGED FUND           Maximize total return (capital appreciation and income)

GROWTH STOCK FUND               Long-term growth of capital and increase of future income

LARGE CAP VALUE FUND            Maximize total return (capital appreciation and income)

LARGE CAP GROWTH FUND           Capital appreciation

INDEX 500 FUND                  Total return (capital appreciation and income) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks

MID CAP GROWTH FUND             Maximize capital appreciation

MID CAP VALUE FUND              Growth of capital

STRATEGIC VALUE FUND            Capital appreciation

SMALL CAP GROWTH FUND           Capital appreciation

SMALL CAP VALUE FUND            Capital appreciation

INTERNATIONAL EQUITY FUND       Capital appreciation

REIT FUND                       High total return consistent with reasonable investment risks, through both current income and capital appreciation

INVESTMENT POLICIES

     Information in this Statement of Additional Information supplements the discussion in the Penn Series Prospectus regarding investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding shares of that Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

MONEY MARKET FUND

     INVESTMENT PROGRAM. The Fund invests in a diversified portfolio of money market securities, limited to those described below, which are rated within the two highest credit categories assigned by nationally recognized statistical rating organizations, or, if not rated, are of comparable investment quality as determined by Independence Capital Management, Inc. ("Investment Adviser") which serves as investment adviser to the Fund. Such securities include: (i) U.S. Government Obligations; (ii) U.S. Government Agency Securities; (iii) Bank Obligations; (iv) Commercial Paper; (v) Short-Term Corporate Debt Securities;
(vi) Canadian Government Securities, limited to 10% of the Fund's assets; (vii) Savings and Loan Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities other than Foreign Securities; (x) Foreign Securities--U.S. dollar-denominated money market securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks; and (xi) Asset Backed Securities. Certain of the securities may have adjustable rates of interest with periodic demand features. The Fund may also invest in securities of investment companies that invest in money market securities meeting the foregoing criteria.

     PORTFOLIO QUALITY. The Fund will invest in U.S. dollar-denominated money market instruments determined by the Investment Adviser, under guidelines adopted by the Penn Series Board of Directors, to present minimum credit risk. This determination will take into consideration such factors as liquidity, profitability, ability to generate funds and capital adequacy. In addition, the Fund will observe investment restrictions contained in Rule 2a-7 promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, including the following: (a) the Fund will not invest in a money market instrument if, as a result, more than the greater of 1% of the Fund's total assets or $1,000,000 would be invested in securities of that issuer which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality); and (b) the Fund will not invest in a money market instrument if, as a result, more than 5% of the Fund's total assets would be invested in securities which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality).

LIMITED MATURITY BOND FUND

     The Fund invests in a diversified portfolio of short to intermediate term debt securities. The Fund will invest primarily in investment grade securities (e.g., AAA, AA, A or BBB by S&P) rated by at least one of the nationally recognized statistical rating organizations (S&P, Moody's, Fitch Investors Service, Inc., or Dominion Bond Rating Service) or, if not rated, are of equivalent investment quality as determined by the Investment Adviser. The Fund may also invest up to 10% of its net assets in "high yield" securities which are rated BB or B by S&P (or securities with a comparable rating by another nationally recognized statistical rating organization), and are sometimes referred to as "junk bonds." Under normal circumstances, at least 80% of the Fund's total assets will be invested in income producing securities. At least 75% of the value of the Fund's total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations;
(viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes.

In addition to the investments described above, the Fund may invest up to 25% of the value of its total assets (not including cash) in convertible securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and preferred and common stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

QUALITY BOND FUND

     The Fund invests in a diversified portfolio primarily consisting of long, intermediate, and short-term marketable (i.e., securities for which market quotations are readily available) debt securities. Except as provided below, the Fund will only purchase debt securities that are considered investment grade securities (e.g., AAA, AA, A, or BBB by S&P) by at least one of the nationally recognized statistical rating organizations (S&P, Moody's, Fitch Investors Service, Inc., or Dominion Bond Rating Service) or, if not rated, are of equivalent investment quality as determined by the Investment Adviser. The Fund may also invest up to 10% of its net assets in securities rated BB or B by S&P (or securities with a comparable rating by another nationally recognized statistical rating organization), which are sometimes referred to as "junk bonds." Under normal circumstances, at least 80% of the Fund's total assets will be invested in debt securities. At least 75% of the value of the Fund's total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and
(xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes. In addition to the above, the Fund may invest up to 25% of the value of its total assets (not including cash) in Convertible Securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and Preferred and Common Stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

HIGH YIELD BOND FUND

     The Fund will invest at least 80% of the value of its total assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk bonds," income-producing convertible securities and preferred stocks. The Fund seeks to invest its assets in securities rated Ba or lower by Moody's, or BB or lower by S&P, or, if not rated, of comparable investment quality as determined by the investment sub-adviser.

     Because high yield bonds involve greater risks than higher quality bonds, they are referred to as "junk bonds." The Fund may, from time to time, purchase bonds that are in default, rated Ca by Moody's or D by S&P, if, in the opinion of the sub-adviser, there is potential for capital appreciation. Such bonds are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation (see "Ratings of Corporate Debt Securities"). In addition, the Fund may invest its portfolio in medium quality investment grade securities (rated Baa by Moody's or BBB by S&P) which provide greater liquidity than lower quality securities. Moreover, the Fund may, for temporary defensive purposes under extraordinary economic or financial market conditions, invest in higher quality securities.

     Investments in the Fund's portfolio may include: (i) Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Securities of Certain Supranational Organizations;
(viii) Repurchase Agreements involving these securities; (ix) Private Placements (restricted securities); (x) Foreign Securities; (xi) Convertible Securities--debt securities convertible into or exchangeable for equity securities or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities; (xii) Preferred Stocks--securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company's earnings and assets; (xiii) Loan Participation and Assignments; (xiv) Trade Claims; (xv) Deferrable Subordinate Securities and (xvi) Zero Coupon and Pay-in-Kind Bonds. Zero Coupon and Pay-in-Kind Bonds can be more volatile than coupon bonds. There is no limit on the Fund's investment in these securities. The Fund may purchase securities, from time to time, on a when-issued basis; the value of such securities may decline or increase prior to settlement date.

     CREDIT ANALYSIS. Because investment in lower and medium quality fixed-income securities involves greater investment risk, including the possibility of default or bankruptcy, achievement of the Fund's investment objectives will be more dependent on the sub-adviser's credit analysis than would be the case if the Fund were investing in higher quality fixed-income securities. Although the ratings of Moody's or S&P are used as preliminary indicators of investment quality, a credit rating assigned by such a commercial rating service will not measure the market risk of lower quality bonds and may not be a timely reflection of the condition and economic viability of an individual issuer.

     The sub-adviser places primary significance on its own in-depth credit analysis and security research. The Fund's investments will be selected from an approved list of securities deemed appropriate for the Fund by the sub-adviser, which maintains a credit rating system based upon comparative credit analyses of issuers within the same industry and individual credit analysis of each company. These analyses take into consideration such factors as a corporation's present and potential liquidity, profitability, internal capability to generate funds, and adequacy of capital. Although some issuers do not seek to have their securities rated by Moody's or S&P, such unrated securities will also be purchased by the Fund only after being subjected to analysis by the sub-adviser. Unrated securities are not necessarily of lower quality than rated securities, but the market for rated securities is usually broader.

     MATURITY. The maturity of debt securities may be considered long (10 plus years), intermediate (1 to 10 years), or short-term (12 months or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the sub-adviser. Normally, the Fund's dollar weighted average maturity is expected to be in the 6 to 12 year range.

     YIELD AND PRICE. Lower to medium quality, long-term fixed-income securities typically yield more than higher quality, long-term fixed-income securities. Thus, the Fund's yield normally can be expected to be higher than that of a fund investing in higher quality debt securities. The yields and prices of lower quality fixed income securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income markets, changes in perception of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality securities, which may result in greater price and yield volatility. For a given period of time, the Fund may have a high yield but a negative total return.

     DEFERRABLE SUBORDINATED SECURITIES. Recently, securities have been issued which have long maturities and are deeply subordinated in the issuer's capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain "equity-like" features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund's investment objective and program.

     HYBRID INSTRUMENTS. The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

     OTHER INVESTMENTS. The Fund may invest up to 20% of its total assets in dividend-paying preferred or common stocks (including up to 10% of net assets in warrants to purchase common stocks) that are considered by the sub-adviser to be consistent with the Fund's current income and capital appreciation investment objectives. In seeking higher income or a reduction in principal volatility, the Fund may write covered call options and purchase covered put options and spreads and purchase uncovered put options and uncovered call options; and the Fund may invest in interest rate futures contracts (and options thereon) for hedging purposes. There are also special risks associated with investments in foreign securities whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies. Currency risk affects the Fund to the extent that it holds non-dollar foreign bonds.

     ADDITIONAL RISKS OF HIGH YIELD INVESTING. There can be no assurance that the High Yield Bond Fund will achieve its investment objective. The high yield securities in which the Fund may invest are predominantly speculative with regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower quality securities in which the Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of the Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. The sub-adviser carefully considers these factors and the Fund attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued by a method that, in the good faith belief of the Fund's Board of Directors, accurately reflects fair value. The judgment of the Penn Series Board of Directors plays a greater role in valuing high yield securities than is the case with respect to securities for which more objective market data are available.

     During 2004 the dollar weighted average ratings (computed monthly) of the debt obligations held by the Fund (excluding equities and reserves), expressed as a percentage of the Fund's total net investments, were as follows:

           STANDARD AND POOR'S RATINGS          PERCENTAGE OF TOTAL NET INVESTMENTS**
                        AAA                                      x.x%
                        AA                                       x.x%
                        A                                        x.x%
                        BBB                                      x.x%
                        BB                                       x.x%
                        B                                        x.x%
                        CCC                                      x.x%
                        CC                                       x.x%
                        C                                        x.x%
                        D                                        x.x%
                        Unrated*                                 x.x%

* T. ROWE PRICE ASSOCIATES, INC. HAS ADVISED THAT IN ITS VIEW THE UNRATED DEBT OBLIGATIONS WERE COMPARABLE IN QUALITY TO DEBT OBLIGATIONS RATED IN THE S&P CATEGORIES AS FOLLOWS: A x.x%; BBB: x.x% ; BB: x.x% ; B: x.x% ;
     CCC: x.x% ; CC: x.x% ; C: x.x%; D: x.x%; UNRATED: x.x%.

**   UNAUDITED.

FLEXIBLY MANAGED FUND

     In addition to investing in common stocks, the Fund may invest in the following securities:

     - Equity-related securities, such as convertible securities (i.e., bonds or preferred stock convertible into or exchangeable for common stock), preferred stock, warrants, futures, and options.

     - Corporate debt securities within the four highest credit categories assigned by nationally recognized statistical rating organizations, which include both high and medium-quality investment grade bonds. The Fund may also invest in non-investment grade corporate debt securities, which are sometimes referred to as "junk bonds," if immediately after such investment the Fund would not have more than 15% of its total assets invested in such securities. The Fund's investment in all corporate debt securities will be limited to 35% of net assets. The Fund's convertible bond holdings will not be subject to these debt limits, but rather, will be treated as equity-related securities. There is no limit on the Fund's investments in convertible securities. Medium-quality investment grade bonds are regarded as having an adequate capacity to pay principal and interest although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds.

     - Short-term reserves (i.e., money market instruments), which may be used to reduce downside volatility during uncertain or declining equity market conditions. The Fund's reserves will be invested in shares of an internally managed fund of the sub-adviser or the following high-grade money market instruments: U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

     - The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the fund.

     If the Fund's position in money market securities maturing in one year or less equals 35% or more of the Fund's total assets, the Fund will normally have 25% or more of its assets concentrated in securities of the banking industry. Investments in the banking industry may be affected by general economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. The sub-adviser believes that any risk to the Fund which might result from concentrating in the banking industry will be minimized by diversification of the Fund's investments, the short maturity of money market instruments, and the sub-adviser's credit research.

GROWTH STOCK FUND

     Ordinarily, the Fund's assets will be invested primarily in common stocks, but the Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objectives. The Fund's holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

LARGE CAP VALUE FUND

     The Fund's assets will be invested primarily in common stocks of issuers that the sub-adviser believes are undervalued. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objectives. The Fund may invest an unlimited amount in foreign securities. Generally, the Fund will not invest more than 20% of its assets in foreign securities. The Fund's holdings are generally listed on a national securities exchange. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

LARGE CAP GROWTH FUND

     Under normal conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization companies. The sub-adviser is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the sub-adviser chooses companies that it believes are positioned for growth in revenues, earnings or assets. In choosing investments, the sub-adviser will focus on large-cap companies that have exhibited above average growth, strong financial records, or compelling valuations. In addition, the sub-adviser also considers management expertise, industry leadership, growth in market share and sustainable competitive advantage. Although the sub-adviser will search for investments across a large number of industries, it may have from time to time significant positions in particular sectors such as the technology sector (including health technology, electronic technology and technology services), communications, and financial services companies. The Fund may invest up to 25% of its total assets in foreign securities. In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of small to medium capitalization companies. To the extent the Fund invests in debt securities and convertible debt securities, it does not intend to invest more than 5% in those rated Ba or lower by Moody's or BB or lower by S&P(R) or unrated securities that the manager determines are of comparable quality. The Fund also may: write covered call options, purchase put options on securities, enter into repurchase agreements, and invest in restricted or illiquid securities. The Fund's investments may include zero coupon, deferred interest or pay-in-kind bonds, or preferred stocks. The Fund currently does not intend to invest more than 5% of its assets in loan participations and other related direct or indirect bank securities and it may invest up to 5% of its assets in trade claims. Both loan participation and trade claims carry a high degree or risk. The Fund may also lend its portfolio securities up to 30% of its assets and borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities).

INDEX 500 FUND

     The Fund seeks to replicate the return of the S&P 500 Index, which is comprised of approximately 500 securities selected by Standards & Poor's (most of which are common stocks listed on the New York Stock Exchange). The Fund will normally invest in all of the stocks and other securities which comprise the S&P 500 Index. The Fund's policy is to be substantially invested in common stocks included in the S&P 500 Index, and it is expected that cash reserves items held to accommodate shareholder transactions would be hedged with S&P 500

Index Futures. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increasing or decreasing in exact proportion to changes in the S&P 500 Index.

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Penn Mutual is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Penn Mutual or the Index 500 Fund. S&P has no obligation to take the needs of Penn Mutual or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PENN MUTUAL, OWNERS OF THE INDEX 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MID CAP GROWTH FUND

     The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by the sub-adviser). In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

MID CAP VALUE FUND

     The Fund will primarily invest in common stocks issued by medium capitalization companies. Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, foreign securities and ADRs. The Fund will invest primarily in a diversified portfolio of common stocks of issuers that have market capitalizations that fall in the range of the Russell Mid-Cap Index that the sub-adviser believes to be undervalued relative to the stock market. The sub-adviser selects securities that are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate

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debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

STRATEGIC VALUE FUND

     The Fund will be subject to the risks associated with its investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve, with board approval, effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If the sub-adviser judges market conditions incorrectly or uses a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if the sub-adviser intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised. The Fund may also purchase convertible securities, depository receipts and foreign securities and is subject to the risks associated with such investing. The Fund may invest in stock index future contracts in an effort to reduce volatility. The Fund may also invest in debt securities. The Fund may invest in securities of other investment companies subject to limitations prescribed by the Investment Company Act of 1940, as amended. The sub-adviser selects securities that it believes are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles.

SMALL CAP GROWTH FUND

     The Fund will invest primarily in common stocks, and may also invest in bonds, convertible securities, preferred stocks and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objective. The Fund may also invest in bonds rated below Baa by Moody's or BBB by S&P (sometimes referred to as "junk bonds"), but presently does not expect such investments in any such bonds to exceed 5% of the Fund's assets. The Fund may write covered call options and purchase put options on its portfolio securities, purchase put and call options on securities indices and invest in stock index futures contracts (and options thereon) for hedging and other non-speculative purposes.

SMALL CAP VALUE FUND

     The Small Cap Value Fund is managed using a value oriented approach. The Sub-Adviser evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies' long term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Sub-Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Sub-Adviser, are available at attractive prices. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

INTERNATIONAL EQUITY FUND

      Under normal circumstances, the Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The Fund seeks to be well diversified and will have investments in at least ten countries and five sectors at all times.

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     The Fund may not always purchase securities on the principal market. For example, American Depositary Receipts ("ADRs") may be purchased if trading conditions make them more attractive than the underlying security. ADRs are registered receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Fund may likewise utilize European Depositary Receipts ("EDRs"), which are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form. For purposes of determining the country of origin, ADRs and EDRs will not be deemed to be domestic securities.

     The Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation in the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. Fixed income securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody's Investor Service, Inc., or BBB or higher by Standard and Poor's Ratings Group or, if they are foreign securities which are not subject to standard credit ratings, the fixed income securities will be "investment grade" issues (in the judgment of the sub-adviser) based on available information.

     The Fund may invest in securities which may be considered to be "thinly-traded" if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities. The Fund may also invest, subject to restrictions, in options (puts and calls) and restricted securities.

     ADDITIONAL RISK CONSIDERATIONS. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Such foreign investments may also be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, the financial markets on which they are traded may be subject to less strict governmental supervision, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). A contract owner who selects this Fund will incur the risks generally associated with investment in equity securities and, in addition, the risk of losses attributable to changes in currency exchange rates to the extent that those risks are not adequately hedged by the sub-adviser.

REIT FUND

     The Fund invests primarily in securities of real estate investment trusts ("REITs"). The sub-adviser analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most REITs specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels, or specialize in a particular geographic region. The sub-adviser believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycle and management's ability to operate and invest in these assets during each market cycle. The sub-adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability or growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, the sub-adviser is committed to a strategy of investing in companies that offer growth at a reasonable price.

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SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENTS IN DEBT SECURITIES

     Debt securities in which one or more of the Funds may invest in include those described below.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

     U.S. GOVERNMENT AGENCY SECURITIES. The Funds may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

     LONG-TERM, MEDIUM TO LOWER QUALITY CORPORATE DEBT SECURITIES. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 6 and 12 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, are of equivalent quality as determined by the Fund's investment sub-adviser. Other Funds may invest limited amounts in medium to lower quality corporate debt securities in accordance with their stated investment policies. The Flexibly Managed Fund may invest up to 15% of its assets in lower quality corporate debt.

     INVESTMENT GRADE CORPORATE DEBT SECURITIES. The Limited Maturity Bond and Quality Bond Funds will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by Standard & Poor's) or, if not rated, are of equivalent quality as determined by the Funds' investment adviser, Independence Capital Management, Inc. ("ICMI").

     BANK OBLIGATIONS. The Funds may invest in certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     No Fund will invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

     COMMERCIAL PAPER. The Funds may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs. The Money Market Fund will only invest in commercial paper which is rated A-2 or better by Standard & Poor's, Prime-2 or better by Moody's or, if not rated, is of equivalent quality as determined by the investment adviser, and further will invest only in instruments permitted under the SEC Rule 2a-7 which governs money market fund investing.

     CANADIAN GOVERNMENT SECURITIES. The Funds may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the

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Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars. The Money Market Fund will not purchase any such security if, as a result, more than 10% of the value of its total assets would be invested in such securities.

     SAVINGS AND LOAN OBLIGATIONS. The Limited Maturity Bond, Quality Bond, High Yield Bond, and Money Market Funds may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

     No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

     MUNICIPAL OBLIGATIONS. The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet such Fund's quality standards. The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by the adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

     To the extent a Fund's assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

     FOREIGN DEBT SECURITIES. Subject to the particular Fund's quality and maturity standards, the Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar--denominated fixed-income securities principally traded in financial markets outside the United States.

     The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody's Investor Services, Inc. or BBB or higher by Standard and Poor's Ratings Group or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the adviser or sub-adviser. The Large Cap Value Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.

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     The Small Cap Growth Fund may also invest up to 15% of its assets in
U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.

     For information on risks involved in investing in foreign securities, see information on "INVESTMENTS IN FOREIGN EQUITY SECURITIES" below.

     PRIME MONEY MARKET SECURITIES DEFINED. Prime money market securities include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies' debt securities or affiliates' debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by Standard & Poor's, AAA or Prime-1 by Moody's, or AAA by Fitch; commercial paper rated A-1 or better by Standard & Poor's, Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by Standard & Poor's, Moody's, or Fitch; short-term corporate debt securities rated AAA by Standard & Poor's, Moody's, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by Standard & Poor's, Moody's, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The Limited Maturity Bond, Quality Bond and High Yield Bond Funds may invest in collateralized mortgage obligations ("CMS"). CMS are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMS on the same schedule as they are received, although certain classes of CMS have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMS in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMS may also be less marketable than other securities.

     ASSET-BACKED SECURITIES. The Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest a portion of their assets in debt obligations known as "asset-backed securities." The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass through certificates" or "collateralized obligations."

     "Pass through certificates" are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

     ZERO COUPON AND PAY-IN-KIND BONDS. The High Yield Bond and Flexibly Managed Funds may invest in zero coupon and pay-in-kind bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero

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coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

     Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIK's, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK's are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

     For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the Fund.

     CONVERTIBLE SECURITIES. The Funds may invest in debt securities or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have developed which combine higher or lower current income with options and other features.

INVESTMENTS IN FOREIGN EQUITY SECURITIES

     The Growth Stock, Large Cap Value, Large Cap Growth, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Value, Small Cap Growth, Flexibly Managed and REIT Funds may invest in the equity securities of foreign issuers including in the case of the Small Cap Value Fund securities of foreign issuers in emerging countries, subject to the following limitations based upon the total assets of each Fund: Growth Stock - 30%; Large Cap Value - 25%; Large Cap Growth
- 25%, Mid Cap Growth Fund - 25%; Mid Cap Value - 25%, Strategic Value Fund - 10%, Small Cap Value - 15%; Small Cap Growth - 10%; Flexibly Managed Fund - 25% and REIT - 25%. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Because these Funds may invest in foreign securities, selection of these Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). The sub-advisers for the Strategic Value, Large Cap Value and the Mid-Cap Value Funds do not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be "foreign securities."

INVESTMENTS IN SMALLER COMPANIES

     The Small Cap Value and Small Cap Growth Funds may invest a substantial portion of their assets in securities issued by smaller capitalization companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case

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of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

INVESTMENTS IN UNSEASONED COMPANIES

     The Small Cap Value Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

FOREIGN CURRENCY TRANSACTIONS

     As a means of reducing the risks associated with investing in securities denominated in foreign currencies, a Fund, other than the Money Market Fund, may purchase or sell foreign currency on a forward basis ("forward contracts"), enter into foreign currency futures and options on futures contracts ("forex futures") and foreign currency options ("forex options"). These investment techniques are designed primarily to hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund's investments.

     Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Forex futures traded in the United States are traded on regulated futures exchanges. A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits. Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make "variation" margin deposits as the value of the futures contract fluctuates. Forex futures and forex options will be used only to hedge against anticipated future changes in exchange rates that might otherwise adversely affect the value of the Fund's securities or adversely affect the prices of the securities the Fund intends to purchase at a later date.

     The Funds may enter into forward foreign contracts only under two circumstances. FIRST, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. SECOND, when the adviser or sub-adviser to one of these Funds believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The International Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such currency. In certain circumstances the adviser or sub-adviser to the International Equity Fund may commit a substantial portion of the

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portfolio to the consummation of forward contracts. The Growth Stock Fund, Large
Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund do not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The REIT Fund may use currency forward contracts to manage risks and to facilitate transactions in foreign securities. The Funds will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. A Fund's custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     It also should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

     Although the International Equity, Growth Stock, Large Cap Value, Small Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Flexibly Managed, REIT and High Yield Bond Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. A Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% of the value of its total assets would then be invested in such repurchase agreements. The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by Standard & Poor's), or, if not rated, of equivalent investment quality as determined by the investment adviser. With the exception of the Money Market Fund, the underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the investment adviser or sub-adviser. In the case of the Money Market Fund, the underlying security must be rated within the top credit category or, if not rated, must be of comparable investment quality as determined by the investment adviser and the repurchase agreement must meet the other quality and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

LENDING OF PORTFOLIO SECURITIES

     For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. This policy is a fundamental policy for all the Funds. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

ILLIQUID SECURITIES

     Illiquid securities generally are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued them.

     The Funds may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act or with respect to the Small Cap Value Fund, securities that are offered in an exempt non-public offering under the Act, including unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding, publicly traded equity securities of the same class (a "private investment in public equity," or a "PIPE"). Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser or sub-adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund's treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The adviser or sub-adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid. If a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid securities.

WARRANTS

     The Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies, invest an unlimited amount in warrants. The Flexibly Managed and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund's net assets would be invested in warrants. The Large Cap Value, Small Cap Value, Strategic Value, Small Cap Growth, International Equity, Quality Bond and Money Market Funds may invest in warrants; however, not more than 5% of any such Fund's assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5% not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES

     The Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Cap Value, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value and International Equity Funds may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund's purchase of securities on a when-issued basis. The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

THE QUALITY BOND FUND'S POLICY REGARDING INDUSTRY CONCENTRATION

     When the market for corporate debt securities is dominated by issues in the gas utility, gas transmission utility, electric utility, telephone utility, or petroleum industries, the Quality Bond Fund will as a matter of fundamental policy concentrate 25% or more, but not more than 50%, of its assets in any one such industry, if the Fund has cash for such investment (i.e., will not sell portfolio securities to raise cash) and, if in Independence Capital Management, Inc.'s judgment, the return available and the marketability, quality, and availability of the debt securities of such industry justifies such concentration in light of the Fund's investment objective. Domination would exist with respect to any one such industry, when, in the preceding 30-day period, more than 25% of all new-issue corporate debt offerings (within the four highest grades of Moody's or S&P and with maturities of 10 years or less) of $25,000,000 or more consisted of issues in such industry. Although the Fund will normally purchase corporate debt securities in the secondary market as opposed to new offerings, Independence Capital Management, Inc. believes that the new issue-based dominance standard, as defined above, is appropriate because it is easily determined and represents an accurate correlation to the secondary market. Investors should understand that concentration in any industry may result in increased risk. Investments in any of these industries may be affected by environmental conditions, energy conservation programs, fuel shortages, difficulty in obtaining adequate return on capital in financing operations and large construction programs, and the ability of the capital markets to absorb debt issues. In addition, it is possible that the public service commissions which have jurisdiction over these industries may not grant future increases in rates sufficient to offset increases in operating expenses. These industries also face numerous legislative and regulatory uncertainties at both federal and state government levels. Independence Capital Management, Inc. believes that any risk to the Fund which might result from concentration in any industry will be minimized by the Fund's practice of diversifying its investments in other respects. The Quality Bond Fund's policy with respect to industry concentration is a fundamental policy. See INVESTMENT RESTRICTIONS below.

OPTIONS

     Each Fund, other than the Money Market Fund, may write covered call and buy put options on its portfolio securities and purchase call or put options on securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund's total assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. The High Yield Bond Fund may engage in other options transactions described in INVESTMENT RESTRICTIONS below, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark.

     A Fund will write call options only if they are "covered." This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will earmark or segregate cash, U.S. Government securities or other liquid high-grade debt obligations having a value equal to the fluctuating market value of the optioned securities.

     Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, more risky than an investment in the underlying securities themselves.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

FUTURES CONTRACTS

     Each Fund, other than the Money Market Fund, may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable). Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund's total assets would be represented by such contracts. Such futures contracts would not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments or to provide an efficient means of regulating its exposure to the market. To enter into a futures contract, a Fund must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Initial margin on futures contracts is in the nature of a performance bond or good faith deposit. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying index or instrument fluctuates, making the long and short positions in the futures contracts more or less valuable.

     Successful use of futures by a Fund is subject, first, to the investment adviser's or sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

     Even if the investment adviser or sub-adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the investment adviser's or sub-adviser's judgment, have a significant correlation with movements in the prices of all or portions of the Fund's portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the investment adviser had correctly predicted the general movement of the market.

     A Fund which engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

     The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

INVESTMENT COMPANIES

     Each Fund may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The International Equity Fund may invest in securities of mutual funds that invest in foreign securities. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. The High Yield Bond, Growth Stock and Flexibly Managed Funds may invest cash reserves in shares of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses.

     The High Yield Bond, Growth Stock, Small Cap Value and Flexibly Managed Funds may invest in Exchange Traded Funds (ETFs). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

REAL ESTATE INVESTMENT TRUSTS

     The Small Cap Value Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code. The Small Cap Value Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     The Large Cap Growth and High Yield Bond Funds may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

     The loan participations in which the Large Cap Growth and High Yield Bond Fund will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

     Because the Large Cap Growth and High Yield Bond Funds are allowed to purchase debt securities, including debt securities at private placement, the Fund will treat loan participations as securities and not subject to its fundamental investment restriction prohibiting the Fund from making loans.

     There is not a recognizable, liquid public market for the loan participations. Hence, the High Yield Bond Fund would consider loan participations as illiquid securities and subject them to the Fund's restriction on investing no more than 10% of assets in securities for which there is no readily available market. The Fund would initially impose a limit of no more than 5% of total assets in illiquid loan participations. The Large Cap Growth Fund currently does not intend to invest more than 5% of its assets in loan participations.

     Where required by applicable SEC positions, the Funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

     Various service fees received by the High Yield Bond Fund from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

TRADE CLAIMS

     The Large Cap Growth and High Yield Bond Funds may invest up to 5% of their total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

     Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

     Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

     As noted above, investing in trade claims does carry some unique risks which include:

     ESTABLISHING THE AMOUNT OF THE CLAIM. Frequently, the supplier's estimate of its receivable will differ from the customer's estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

     DEFENSES TO CLAIMS. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

     DOCUMENTATION/INDEMNIFICATION. Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller's credit.

     VOLATILE PRICING DUE TO ILLIQUID MARKET. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. All trade claims would be considered illiquid investments.

     NO CURRENT YIELD/ULTIMATE RECOVERY. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

     TAX ISSUE. Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered "non-qualifying" under the Internal Revenue Code. The High Yield Bond Fund may have up to 10% of its gross income (including capital gains) derived from non-qualifying sources.

INVESTMENT RESTRICTIONS

     Except as otherwise specified, the investment restrictions described below have been adopted as fundamental policies of the seventeen respective Funds. Fundamental policies may not be changed without the approval of the lesser of:
(1) 67% of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares. Operating policies are subject to change by Penn Series' Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrows by, a Fund.

MONEY MARKET FUND

     Investment restrictions (1) through (4), (6), (8) through (12), and (16) described below have been adopted by the Money Market Fund and are fundamental policies, except as otherwise indicated. Restrictions (5), (7), and (13) through
(15) are operating policies subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (a) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (b) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (c) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers' acceptances; (d) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) EQUITY SECURITIES. Purchase any common stocks or other equity securities, or securities convertible into equity securities; (3) RESTRICTED OR ILLIQUID SECURITIES. Purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 10% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations; (4) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (5) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (6) COMMODITIES. Purchase or sell commodities or commodity contracts; (7) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (8)

PURCHASES ON MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; (9) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; (10) BORROWING. Borrow money, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only from banks in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income; (11) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; (12) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; (13) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (14) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof; or (15) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities.

LIMITED MATURITY BOND FUND

     Investment restrictions (1) through (9) have been adopted by the Limited Maturity Bond Fund as fundamental policies.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

QUALITY BOND FUND

     Investment restrictions (1), (2), (4) through (9), (13) and (14) have been adopted by the Quality Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (3) and (10) through (12) are operating policies subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1)(a) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (b) INDUSTRY Concentration. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that the Fund will invest 25% or more of its assets, but not more than 50%, in any one of the gas utility, gas transmission utility, electric utility, telephone utility, and petroleum industries under certain circumstances (see THE QUALITY BOND FUND'S POLICY REGARDING INDUSTRY CONCENTRATION above), but this limitation does not apply to bank certificates of deposit; (c) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities (taken at cost) of issuers which at the time of purchase had been in operation less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of the issuer) and in equity securities which are not readily marketable for reasons other than restrictions against sale to the public without registration under the Securities Act of 1933; (d) RESTRICTED SECURITIES. More than 10% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale; or (e) WARRANTS. More than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; (2) REAL ESTATE. Purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate); (3) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (4) COMMODITIES. Purchase or sell commodities or commodity contracts, except that the Fund may enter into interest rate futures contracts, subject to (15) below; (5) SHORT SALES AND PURCHASES ON MARGIN. Purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to (15) below; (6) LOANS. Make loans (although it may acquire publicly-distributed bonds, debentures, notes, and other debt securities, may enter into repurchase agreements, may lend portfolio securities, and may purchase debt securities at private placement within the limits imposed above on the acquisition of restricted securities); (7) BORROWING. Borrow money, except the Fund may (i) borrow money for temporary administrative purposes and then only in amounts not exceeding the lesser of 10% of its total assets valued at cost, or 5% of its total assets valued at market and, in any event, only if immediately thereafter there is an asset coverage of at least 300%, and (ii) enter into interest rate futures contracts; (8) MORTGAGING. Mortgage, pledge, or hypothecate securities, except (i) in connection with permissible borrows where the market value of the securities mortgaged, pledged, or hypothecated does not exceed 15% of the Fund's assets taken at cost; provided, however, that as a matter of operating policy, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, taken at market, in order to comply with certain state investment restrictions, and (ii) interest rate futures contracts; (9) UNDERWRITING. Act as an underwriter of securities, except insofar as it might be deemed to be such for purposes of the Securities Act of 1933 upon the disposition of certain portfolio securities acquired within the limitations of restriction (e) above; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options; (12) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

HIGH YIELD BOND FUND

     Investment restrictions (1), (2), (4), (6), (8) through (12), and (15) through (16) have been adopted by the High Yield Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (3), (5), (7), (13) through (14), and (17) through (19) are operating policies subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (a) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. With respect to 75% of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (b) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. With respect to 75% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; (c) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets; (2) EQUITY SECURITIES. Invest more than 20% of the Fund's total assets in common stocks (including up to 10% in warrants); (3) RESTRICTED OR ILLIQUID SECURITIES. Invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations; (4) REAL ESTATE. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business); (5) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940 and any rules adopted thereunder or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price; (6) COMMODITIES. Purchase or sell commodities or commodity contracts, except that it may enter into interest rate futures contracts, subject to (17) below; (7) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund's total assets would be invested in such programs; (8) PURCHASES ON MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts, subject to (17) below; (9) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (10) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income; the Fund may enter into interest rate futures contracts as set forth in (17) below; (11) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into interest rate futures contracts; (12) UNDERWRITING. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (13) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (14) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information; (15) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; (16) FUTURES CONTRACTS. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon; (17) PURCHASES WHEN BORROWINGS OUTSTANDING. Purchase additional securities when money borrowed exceeds 5% of the Fund's total assets;
(18) SHORT SALES. Effect short sales of securities; or (19) WARRANTS. Invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.

FLEXIBLY MANAGED FUND

     Investment restrictions (1), (3), (5), (7) through (11), (13), and (14) are fundamental policies of the Flexibly Managed Fund, except as otherwise indicated. Restrictions (2), (4), (6) and (12) are operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Flexibly Managed Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (a) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. With respect to 75% of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (b) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. With respect to 75% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; (c) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets; (2) RESTRICTED OR ILLIQUID SECURITIES. Purchase a security if, as a result, more than 15% of the value of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities, and securities without readily available market quotations; (3) REAL ESTATE. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts, subject to (14) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income. The Fund may enter into futures contracts as set forth in (14) below; (10) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

GROWTH STOCK FUND

     Investment restrictions (1) through (14) and (19) and (20) described below have been adopted by the Growth Stock Fund and are fundamental policies, except as otherwise indicated. Restrictions (15) through (18) are operating policies which are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) UNSEASONED ISSUERS. Purchase the securities of any issuer engaged in continuous operation for less than three years; (3) INDUSTRY CONCENTRATION. Purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry; (4) REAL ESTATE. Purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (22) below; (6) INVESTMENT COMPANIES. Acquire the securities of any investment company, except securities purchased in regular transactions in the open market or acquired pursuant to a plan of merger or consolidation (to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder); (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to (22) below; (8) LOANS. Make loans, except that it may (i) acquire publicly distributed bonds, debentures, notes, and other debt securities, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund's total assets; (9) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on such borrows will reduce net investment income. The Fund may also enter into futures contracts as set forth in (20) below; (10) UNDERWRITING. Act as an underwriter of securities, except insofar as it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon disposition of certain securities;
(11) SECURITIES OF ADVISER. Purchase or retain the securities of its investment adviser, or of any corporation of which any officer, director, or member of the investment committee of the investment adviser is a director; (12) ALLOCATION OF PRINCIPAL BUSINESS TO OFFICERS AND DIRECTORS. Deal with any of its officers or directors, or with any firm of which any of its officers or directors is a member, as principal in the purchase or sale of portfolio securities; (13) ALLOCATION OF BROKERAGE BUSINESS TO ADVISER. Pay commissions on portfolio transactions to its investment adviser or to any officer or director of its investment adviser; (14) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (15) RESTRICTED AND ILLIQUID SECURITIES. Purchase any securities which would cause more than 5% of its total assets at the time of such purchase to be invested in securities which may not be publicly sold without registration under the Securities Act of 1933, or are otherwise illiquid or not readily marketable; (16) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options; (17) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;
(18) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Growth Stock Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (19) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (20) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

LARGE CAP VALUE FUND

     Investment restrictions (1), (2), (3), (5), (7) through (11), and (14) are fundamental policies of the Large Cap Value Fund, except as otherwise indicated. Restrictions (4), (6), (12) and (13) are operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) (a) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (b) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; (c) UNSEASONED ISSUERS. More than 5% of the value of the Large Cap Value Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (14) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; interest paid on any such borrows will reduce net investment income; the Fund may also enter into futures contracts as set forth in (14) below; (10) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

LARGE CAP GROWTH FUND

     Investment restrictions (1) through (7) have been adopted by the Large Cap Growth Fund as fundamental policies.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (5) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (6) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (4) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (7) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

INDEX 500 FUND

     Investment restrictions (1) through (9) have been adopted by the Index 500 Fund as fundamental policies.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;
(8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

MID CAP GROWTH FUND

     Investment restrictions (1) through (9) have been adopted by the Mid Cap Growth Fund as fundamental policies.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

MID CAP VALUE FUND

     Investment restrictions (1) through (9) have been adopted by the Mid Cap Value Fund Bond Fund as fundamental policies.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;
(8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

STRATEGIC VALUE FUND

     Investment restrictions (1) through (3), (5) and (7) through (9) have been adopted by the Strategic Value Fund as fundamental policies. Restrictions (4)
(6) and (10) through (15) are operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time (the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities); (6) SHORT SALES. Make short sales of securities or maintain a short position except to the extent permitted by applicable law; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities or in connection with a merger or acquisition; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (5) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies; (10) ILLIQUID SECURITIES. Invest more than 15% of its net assets (at the time of investment) in illiquid securities, except for qualifying for resale under Rule 144 of the Securities Act of 1933; (11) UNSEASONED ISSUERS. Purchase the securities of any issuer engaged in continuous operation for less than three years; (12) WARRANTS. Invest in warrants if, at the time of the acquisition, its investment in warrants would exceed 5% of the Fund's total assets; (13) REAL ESTATE. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases; (14) DERIVATIVES. Write, purchase or sell puts, calls, straddles, spreads or combination thereof; and (15) TRANSACTION WITH FUND OFFICERS. Buy from or sell to any of its officers, trustees, employees, or its investment adviser or any of its officers, trustees, partners or employees, any securities other than shares of the Fund.

SMALL CAP GROWTH FUND

     Investment restrictions (1) through (9) are fundamental policies of the Small Cap Growth Fund, except as otherwise indicated. Restrictions (10) through
(14) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) DIVERSIFICATION. Make an investment unless, when considering all its other investments, 75% of the value of the Fund's assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities; for purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of the Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by Penn Series as a whole; (2) INDUSTRY Concentration. Invest more than twenty-five percent or more of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry; (3) REAL ESTATE. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) Commodities. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon; (5) PURCHASES ON MARGIN. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction (7) above, or lending portfolio securities in accordance with restriction (6) above, shall not be considered for purposes of the present restriction a senior security; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) OIL AND GAS PROGRAMS. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (12) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in illiquid securities; (13) SHORT SALES. Effect short sales of securities, except short sales "against the box;" (14) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

SMALL CAP VALUE FUND

     Investment restrictions (1) through (9) are fundamental policies of the Small Cap Value Fund, except as otherwise indicated. Restrictions (10) through
(14) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) DIVERSIFICATION. Make an investment unless, when considering all its other investments, 75% of the value of the Fund's assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities; for purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of the Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by Penn Series as a whole; (2) INDUSTRY Concentration. Invest more than twenty-five percent or more of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry; (3) REAL ESTATE. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) COMMODITIES. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon; (5) PURCHASES ON MARGIN. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction (7) above, or lending portfolio securities in accordance with restriction (6) above, shall not be considered for purposes of the present restriction a senior security; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) OIL AND GAS PROGRAMS. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (12) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in illiquid securities; (13) SHORT SALES. Effect short sales of securities, except short sales "against the box;" (14) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

INTERNATIONAL EQUITY FUND

     Investment restrictions (1), (2), (3), (5), (7) through (11), (13), and
(14) are fundamental policies of the International Equity Fund, except as otherwise indicated. Restrictions (4), (6) and (12) are operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) (a) DIVERSIFICATION. With respect to 75% of its assets invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (b) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; (c) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in: (a) securities with legal or contractual restrictions on resale;
(b) repurchase agreements maturing in more than seven (7) days; and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (14) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (15) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income. The Fund may also enter into futures contracts as set forth in (14) below; (10) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

REIT FUND

     Investment restrictions (1) through (8) have been adopted by the REIT Fund as fundamental policies. Restriction (9) is a non-fundamental operating policy and is subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell securities that are secured by interests in real estate; (3) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (4) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (5) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (6) Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (7) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (5) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; (8) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies, any applicable exemptive orders; and (9) ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Invest more than 15% of its net assets in illiquid or restricted securities (this restriction does not apply to any Rule 144A restricted security).

     In addition to the restrictions set forth above each Fund may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

     Section 817(h) of the Internal Revenue Code requires that the assets of each Fund be adequately diversified so that Penn Mutual or its affiliated insurance companies, and not the variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

     In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the Investment Company Act of 1940. See "INVESTMENT POLICIES -- MONEY MARKET FUND" above for certain of the restrictions contained in the Rule.

GENERAL INFORMATION

INVESTMENT ADVISORY SERVICES

     INDEPENDENCE CAPITAL MANAGEMENT, INC. Independence Capital Management, Inc. ("ICMI"), a wholly-owned Penn Mutual subsidiary, serves as investment adviser to all of the Funds and performs day-to-day investment management services for the Money Market, Limited Maturity Bond and Quality Bond Funds. See "INVESTMENT ADVISER" in the prospectus for information regarding ICMI and investment advisory and management services provided to the Funds by ICMI.

     The Money Market, Limited Maturity Bond, Quality Bond, and Growth Stock Funds pay ICMI, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the following annual rates: Money Market Fund, 0.20%; Limited Maturity Bond Fund, 0.30%; Quality Bond Fund, 0.35%; and Growth Stock Fund, 0.65%. The advisory fees for the Money Market, Quality Bond, and Growth Stock Funds will be reduced by 0.05% with respect to average daily net assets in excess of $100,000,000.

     For providing investment advisory and management services to the High Yield Bond, Flexibly Managed, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Strategic Value Fund, Small Cap Value, International Equity and REIT Funds, the Funds pay ICMI, on a monthly basis, an advisory fee based on average daily net assets of each Fund, at the following annual rates: High Yield Bond, 0.50%; Flexibly Managed, 0.60%; Large Cap Value 0.60%; Large Cap Growth, 0.55%; Index 500, 0.07%; Mid Cap Growth, 0.70%; Strategic Value Fund, 0.72%; Small Cap Value, 0.85%; International Equity, 0.85%; and REIT, 0.70%.

     For providing investment advisory and management services to the Mid Cap Value Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.55% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next
$250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000;
and 0.425% of average daily net assets in excess of $1,500,000,000.

     For providing investment advisory and management services to the Small Cap Growth Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.80% of the first $25,000,000 of average daily net assets; 0.75% of the next $25,000,000 of average daily net assets; and 0.70% of the average daily net assets in excess of $50,000,000.

     WELLS CAPITAL MANAGEMENT INCORPORATED. Wells Capital Management Incorporated ("Wells") serves as sub-adviser to the INDEX 500 FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for more information regarding the investment advisory services provided to the Fund. Wells Capital Management is a wholly-owned subsidiary of Wells Fargo Bank, N.A. which in turn is wholly-owned by Wells Fargo & Company, a diversified financial services company. For providing sub-advisory services to the Fund, ICMI pays Wells, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.07% of the first $100,000,000 of average daily net assets and 0.03% of average daily net assets in excess of $100,000,000.

     TURNER INVESTMENT PARTNERS, INC. Turner Investment Partners, Inc. ("Turner") serves as sub-adviser to the MID CAP GROWTH FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Turner, on a monthly basis, based on the average daily net assets of the Fund, a sub-advisory fee at an annual rate of 0.50%.

     NEUBERGER BERMAN MANAGEMENT INC. Neuberger Berman Management Inc. ("Neuberger Berman") serves as sub-adviser to the MID CAP VALUE FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays Neuberger Berman, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.43%.

     GOLDMAN SACHS ASSET MANAGEMENT, L.P. Goldman Sachs Asset Management, L.P. ("GSAM") serves as sub-adviser to the SMALL CAP VALUE FUND and performs day-to-day investment management services for the Fund. GSAM is wholly-owned by The Goldman Sachs Group, Inc. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays GSAM, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.75% of the first $50,000,000 of average daily net assets; 0.70% with respect to the next $50,000,000 of average daily net assets; and 0.65% of average daily net assets in excess of $100,000,000.

     T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price Associates, Inc. ("Price Associates") serves as sub-adviser to the FLEXIBLY MANAGED, GROWTH STOCK, and HIGH YIELD BOND FUNDS and performs day-to-day investment management services for the Funds. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays Price Associates, on a monthly basis, fees based on the average daily net assets of each Fund. The fees for the Flexibly Managed and High Yield Bond Funds are paid at the following rates:
0.50% with respect to the first $250,000,000 of the combined total average daily net assets of the two Funds and 0.40% with respect to the next $250,000,000 of combined total average daily net assets of the two Funds; provided, that the fees shall be paid at the rate of 0.40% with respect to all average daily net assets of the two Funds at such time as the combined total average daily net assets of the two Funds exceed $500,000,000. The fees for the Growth Stock Fund are paid at the following rates: 0.40% with respect to the first $500,000,000 of the average daily net assets of the Fund; and 0.35% of the average daily net assets of the Fund in excess of $500,000,000.

     ABN AMRO ASSET MANAGEMENT, INC. ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as sub-adviser to the LARGE CAP GROWTH FUND and performs day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays ABN AMRO, on a monthly basis, fees based on the average daily net assets of the Fund. The fees are paid at the following rates: 0.425% with respect to the first $50,000,000 of the average daily net assets of the Fund; and 0.40% of the average daily net assets of the Fund in excess of $50,000,000.

     LORD, ABBETT & CO. LLC. Lord, Abbett & Co. LLC ("Lord Abbett") serves as sub-adviser to the STRATEGIC VALUE AND LARGE CAP VALUE FUNDS and performs day-to-day investment management services for the Funds. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays Lord Abbett, on a monthly basis, fees based on the average daily net assets of the Funds. The fees for the Strategic Value Fund are paid at the following rates: 0.45% with respect to the first $200,000,000 of the average daily net assets of the Fund; 0.40% with respect to the next $300,000,000 of the average daily net assets of the Fund; and 0.375% with respect to the average daily net assets of the Fund in excess of $500,000,000. The fees paid for the Large Cap Value Fund are paid at the following rates: 0.35% with respect to the first $200,000,000 of the average daily net assets of the Fund; 0.30% with respect to the next $200,000,000 of the average daily net assets of the Fund; and 0.25% with respect to the average daily net assets of the Fund in excess of $400,000,000.

     HEITMAN REAL ESTATE SECURITIES LLC. Heitman Real Estate Securities LLC ("Heitman") serves as sub-adviser to the REIT FUND and performs day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Heitman, on a monthly basis, fees based on the average daily net assets of the Fund. The fees are paid at the following rates: 0.43% with respect to the first $100,000,000 of the average daily net assets of the Fund; and 0.41% with respect to the average daily net assets of the Fund in excess of $100,000,000.

     VONTOBEL ASSET MANAGEMENT, INC. Vontobel Asset Management, Inc. ("Vontobel") serves as sub-adviser to the INTERNATIONAL EQUITY FUND and performs the day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Vontobel, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the annual rate of 0.50%.

     BJURMAN, BARRY & ASSOCIATES. Bjurman, Barry & Associates ("BBA") serves as sub-adviser to the SMALL CAP GROWTH FUND and performs day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. ICMI pays BBA, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund. The sub-advisory fee is paid at the following rate: 0.50% of the average daily net assets of the Fund.

     In the years 2004, 2003, and 2002, the advisory fees paid to ICMI by each of the Funds then in existence were as follows:

                      FUND                     2004               2003                2002
  ----------------------------------------------------------------------------------------
  Money Market Fund                           $  XX      $     235,725        $    257,652
  Limited Maturity Bond Fund                     XX            142,210              87,295
  Quality Bond Fund                              XX            560,259             477,920
  High Yield Bond Fund(1)                        XX            365,617             320,278
  Flexibly Managed Fund(2)                       XX          3,460,906           3,229,153
  Growth Stock Fund (3)                          XX            629,135             896,555
  Large Cap Value Fund(4)                        XX          1,191,748           1,300,248
  Large Cap Growth Fund (5)                      XX             51,968              13,864
  Index 500 Fund(6)                              XX            138,006             132,978
  Mid Cap Growth Fund(7)                         XX            327,423             270,184
  Mid Cap Value Fund(8)                          XX            356,633             355,964
  Strategic Value Fund (9)                       XX             77,010              24,646

                    FUND                                       2004               2003                2002
  --------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund(10)                                      XX            669,101             721,474
  Small Cap Value Fund(11)                                       XX            875,457             752,429
  International Equity Fund(12)                                  XX            938,743           1,002,412
  REIT Fund(13)                                                  XX             68,141              19,037

----------
(1) In 2004, 2003, and 2002, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of $XX, $292,494, and $256,222, respectively.
(2) In 2004, 2003, and 2002, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of $XX, $2,307,271, and $2,152,769, respectively.
(3) For the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of XX. The advisory fees paid by the Growth Stock Fund to ICMI are before a contractual waiver of $XX, $0, and $7,278 for January 1, 2004 through July 30, 2004 and the 2003 and 2002 fiscal years, respectively.
(4) For the period January 1, 2004 through July 30, 2004 and the 2003 and 2002 fiscal years, ICMI paid sub-advisory fees to Putnam Investment Management LLC of $XX, $919,155, and $996,009, respectively. For the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to Lord, Abbett & Co. LLC of XX. The advisory fee paid by the Fund is before a contractual waiver of $XX, $0, and $1,214 for 2004, 2003, and 2002, respectively.
(5) For the period January 1, 2004 through July 30, 2004 and the 2003 and 2002 fiscal years, ICMI paid sub-advisory fees to Franklin Advisers, Inc. of $XX, $40,157, and $10,713, respectively. For the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to ABN AMRO Asset Management Inc. of XX. The Large Cap Growth Fund did not commence operations until May 1, 2002.
(6) In 2004, 2003, and 2002, ICMI paid sub-advisory fees to Wells Capital Management Incorporated of $XX, $99,145, and $96,990, respectively.
(7) In 2004, 2003, and 2002, ICMI paid sub-advisory fees to Turner Investment Partners, Inc. of $XX, $233,874, and $192,989 respectively.
(8) In 2004, 2003, and 2002, ICMI paid sub-advisory fees to Neuberger Berman Management Inc. of $XX, $278,823, and $278,299, respectively.
(9) In 2004, 2003 and 2002, ICMI paid sub-advisory fees to Lord, Abbett & Co. LLC of $XX, $48,131 and $15,404, respectively. The Strategic Value Fund did not commence operations until May 1, 2002.
(10) For the period January 1, 2004 through July 30, 2004 and the 2003 and 2002 fiscal years, ICMI paid sub-advisory fees to RS Investment Management, Inc. of $XX, $578,873, and $623,763, respectively. For the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to Bjurman, Barry & Associates of XX.
(11) For the period January 1, 2004 through July 30, 2004 and the 2003 and 2002 fiscal years, ICMI paid sub-advisory fees to Royce & Associates, LLC of $XX, $675,740, and $587,277, respectively. For the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to Goldman Sachs Asset Management, L.P. of XX. The advisory fees paid are before a contractual waiver of XX,XXX, $33,901 and $12,247 for 2004, 2003 and 2002, respectively.
(12) In 2004, 2003, and 2002, ICMI paid sub-advisory fees to Vontobel Asset Management, Inc. of $XX, $552,202, and $589,654, respectively.
(13) In 2004, 2003 and 2002, ICMI paid sub-advisory fees to Heitman Real Estate Securities LLC of $XX, $41,858, and $11,694, respectively. The REIT Fund did not commence operations until May 1, 2002.

ADMINISTRATIVE AND CORPORATE SERVICES

     Penn Mutual provides administrative and corporate services to Penn Series and receives a fee from Penn Series for those services equal to the annual rate of 0.15% of each Fund's average daily net assets. The administrative and corporate services include: (a) maintenance of records pertaining to Penn Series' affairs, except those that are required to be maintained by Penn Series' investment adviser, accounting services agent, custodian, or transfer agent; (b) preparation of certain filings, reports and proxy statements required by the federal securities laws; (c) preparation of Penn Series' federal and state tax returns and any other filings required for tax purposes other than those required to be made by Penn Series' custodian, transfer agent, accounting services agent, or investment adviser; (d) such services as Penn Series' Board of Directors may require in connection with its oversight of Penn Series' investment adviser, accounting services agent, custodian, or transfer agent, including the periodic collection and presentation of data concerning the investment performance of Penn Series' various investment portfolios; (e) the organization of all meetings of Penn Series' Board of Directors; (f) the organization of all meetings of Penn Series' shareholders; (g) the collection and presentation of any financial or other data required by Penn Series' Board of Directors, accountants, or counsel; and (h) the preparation and negotiation of any amendments to, or substitutes for, the present agreements with Penn Series' investment adviser, accounting services agent, custodian, or transfer agent. Penn Mutual also bears certain expenses in connection with the services it renders as administrative and corporate services agent, including all rent and other expense involved in the provision of office space for Penn Series and in connection with Penn Mutual's performance of its services as administrative and corporate services agent.

     For fiscal years 2004, 2003, and 2002, the administrative fees paid to Penn Mutual by each of the Funds were as follows:

                    FUND                                          2004               2003                2002
     --------------------------------------------------------------------------------------------------------
     Money Market Fund                                           $  XX         $  185,802          $  207,652
     Limited Maturity Bond Fund                                     XX             71,105              43,647
     Quality Bond Fund                                              XX            255,129             213,960
     High Yield Bond Fund                                           XX            109,685              96,083
     Flexibly Managed Fund                                          XX            865,227             807,288
     Growth Stock Fund                                              XX            145,221             212,639
     Large Cap Value Fund                                           XX            297,937             325,062
     Large Cap Growth Fund                                          XX             14,173               3,781
     Index 500 Fund                                                 XX            295,727             284,952
     Mid Cap Growth Fund                                            XX             70,162              57,897
     Mid Cap Value Fund                                             XX             97,264              97,081
     Strategic Value Fund                                           XX             16,044               5,135
     Small Cap Growth Fund                                          XX            135,343             146,566
     Small Cap Value Fund                                           XX            154,492             132,787
     International Equity Fund                                      XX            165,660             176,896
     REIT Fund                                                      XX             14,601               4,079

     In 2004, 2003, and 2002, administrative fees were waived pursuant to the terms of the administrative and corporate service agreement as follows:

                    FUND                                          2004               2003                2002
     --------------------------------------------------------------------------------------------------------
     Money Market Fund                                          $   XX                N/A                N/A
     Limited Maturity Bond Fund                                     XX                N/A           $     705
     Quality Bond Fund                                              XX                N/A                 N/A
     High Yield Bond Fund                                           XX                N/A                  29
     Flexibly Managed Fund                                          XX                N/A                 N/A
     Growth Stock Fund                                              XX                N/A               6,611
     Large Cap Value Fund                                           XX                N/A               1,830
     Large Cap Growth Fund                                          XX             25,326              28,389
     Index 500 Fund                                                 XX            258,204             206,119
     Mid Cap Growth Fund                                            XX             22,183              23,307
     Mid Cap Value Fund                                             XX                N/A                  32
     Strategic Value Fund                                           XX                750              34,249
     Small Cap Growth Fund                                          XX                N/A               6,168
     Small Cap Value Fund                                           XX             10,854               3,497
     International Equity Fund                                      XX                N/A                  63
     REIT Fund                                                      XX              8,380              27,972

ACCOUNTING SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services agent to Penn Series. PFPC provides certain accounting and related services to Penn Series, including:
(a) the maintenance for each Fund's daily trial balance, general ledger, subsidiary records, capital stock accounts (other than those maintained by the transfer agent for Penn Series), investment ledger and all other books, accounts and other documents which Penn Series is required to maintain and keep current pursuant to Rule 31a-1(a) and (b) under the 1940 Act (other than those documents listed in subparagraph (4) of Rule 31a-1(b)); (b) the daily valuation of the securities held by, and the net asset value per share of, each Fund; (c) the preparation of such financial information as may reasonably be necessary for reports to shareholders, the Board of Directors and officers, the Securities and Exchange Commission and other federal and state regulatory agencies; and (d) the maintenance of all records for each Fund that may reasonably be required in connection with the audits of such Fund. The fee for the accounting services is based on a predetermined percentage of daily average net assets of each Fund.

     For fiscal years 2004, 2003, and 2002, the accounting fees paid by each of the Funds were as follows:

                    FUND                                          2004               2003                2002
     --------------------------------------------------------------------------------------------------------
     Money Market Fund                                          $   XX          $  86,895           $  94,217
     Limited Maturity Bond Fund                                     XX             35,553              28,170
     Quality Bond Fund                                              XX            110,043              96,320
     High Yield Bond Fund                                           XX             54,843              48,042
     Flexibly Managed Fund                                          XX            256,710             246,458
     Growth Stock Fund                                              XX             72,532              95,546
     Large Cap Value Fund                                           XX            124,312             133,354
     Large Cap Growth Fund                                          XX             26,143               5,239
     Index 500 Fund                                                 XX            123,576             119,984
     Mid Cap Growth Fund                                            XX             35,448              30,042
     Mid Cap Value Fund                                             XX             48,362              48,541
     Strategic Value Fund                                           XX             26,143               5,248
     Small Cap Growth Fund                                          XX             66,960              70,802
     Small Cap Value Fund                                           XX             74,128              65,924
     International Equity Fund                                      XX             91,117              95,753
     REIT Fund                                                      XX             26,143               5,199

LIMITATION ON FUND EXPENSES

     See "EXPENSES AND LIMITATIONS" in the prospectus for information on limitations on expenses of the Funds.

PORTFOLIO TRANSACTIONS

     Decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund are made by the respective investment adviser or sub-adviser of that Fund. Each Fund's adviser or sub-adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.

     With respect to the Flexibly Managed, Growth Stock, Large Cap Value, Mid Cap Growth, Mid Cap Value and International Equity Funds, at the request of Penn Series the investment adviser or sub-adviser (as appropriate) has agreed to place a portion of the Fund's portfolio transactions with a broker-dealer who has agreed to refund commissions credits directly back to the Fund or alternatively pay designated Fund expenses. The arrangement is intended to benefit investors by reducing Fund expenses borne by investors. Portfolio transactions will not be placed with the broker-dealer selected by Penn Series unless the purchase or sale transaction initiated by the investment adviser or sub-adviser is consistent with its obligation to seek best execution and is based on its normal negotiated commission schedule.

     In purchasing and selling portfolio securities, the policies of the investment advisers and sub-adviser are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the investment advisers and sub-advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the adviser, sub-adviser or the Fund.

     Any of the investment advisers or sub-advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal or agent. A

Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

     The investment advisers and sub-advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's and sub-adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

     With regard to payment of brokerage commissions, the investment advisers and sub-advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of the adviser or sub-adviser with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to the advisers and sub-advisers by or through brokers and dealers. The advisers and sub-advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

     In allocating brokerage business the advisers and sub-advisers annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments. The advisers and sub-advisers seek to evaluate the brokerage and research services they receive from broker-dealers and make judgements as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. The advisers and sub-advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, commission rates are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the advisers and sub-advisers receive research services they might otherwise have had to perform for themselves. The advisers and sub-advisers may use research services furnished by broker-dealers in servicing all of their investment advisory accounts, including the Funds, and accordingly, not all such services may necessarily be used by the advisers and sub-advisers in connection with the Funds.

     For fiscal years 2004, 2003, and 2002, the Quality Bond Fund engaged in portfolio transactions involving broker-dealers totaling $XX, $3,616,160,773, and $8,773,365,256, respectively. For fiscal years 2004, 2003, and 2002, the High Yield Bond Fund engaged in portfolio transactions involving broker-dealers totaling $XX, $120,902,000, and $93,174,000, respectively, and the Money Market Fund engaged in portfolio transactions involving broker-dealers totaling $XX, $2,187,574,026, and $4,840,303,543, respectively. For fiscal years 2004, 2003, and 2002, the Limited Maturity Bond Fund engaged in portfolio transactions involving broker-dealers totaling $XX, $179,058,585, and $1,204,448,618. The entire amounts for each of these years represented principal transactions as to which the Funds have no knowledge of the profits or losses realized by the respective broker-dealers. Of all such portfolio transactions, none were placed with firms which provided research, statistical, or other services to the Funds or its adviser.

     For fiscal years 2004, 2003, and 2002, the total brokerage commissions paid by the Flexibly Managed Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $783,455, and $1,087,949, respectively. During 2004, the sub-adviser directed transactions of $XX, with related commissions of $XX to brokers who provided research services. Also during 2004, 2003, and 2002, of the total brokerage commissions paid by the Flexibly Managed Fund, $XX, $5,902, and $4,400, respectively, were paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company. Brokerage commissions paid to Janney Montgomery Scott LLC represented X.XX% of the Fund's total commissions and involved X.XX% of the dollar amount of total brokerage transactions in 2004.

     For fiscal years 2004, 2003, and 2002, the total brokerage commissions paid by the Growth Stock Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $1,575,358, and $2,508,084, respectively. During 2004, the adviser/sub-adviser directed transactions of $XX (with related commissions of $XX) to brokers who provided research services.

     For fiscal years 2004, 2003, and 2002, the total brokerage commissions paid by the Large Cap Value Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $287,637, and $333,081, respectively. During 2004, the sub-adviser directed transactions of $XX (with related commissions of $XX) to brokers who provided research services.

     For the fiscal years ended December 31, 2004, 2003 and 2002, the total brokerage commissions paid by the Large Cap Growth Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $19,179, and $11,496, respectively. During 2004, the sub-adviser directed transactions of $XX (with related commissions of $XX) to brokers who provided research services.

     For the fiscal years ended December 31, 2004, 2003, and 2002, the total brokerage commissions paid by the Index 500 Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $6,367, and $12,196, respectively.

     For the fiscal years ended December 31, 2004, 2003, and 2002, the total brokerage commissions paid by the Mid Cap Growth Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $329,479, and $307,773, respectively. During 2004, the sub-adviser directed transactions of $XX (with related commissions of $XX) to brokers who provided research services.

     For the fiscal years ended December 31, 2004, 2003, and 2002, the total brokerage commissions paid by the Mid Cap Value Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $147,401, and $182,492 of which $XX, $63,756, and $62,484 were paid to Neuberger Berman, LLC and, with respect to 2003 only, Lehman Brothers Inc., affiliates of the sub-adviser. Brokerage commissions paid to Neuberger Berman, LLC and Lehman Brothers Inc. represented XX.XX% of the Fund's total commissions and involved XX.XX% of the dollar amount of total brokerage transactions in 2004. During 2004, the sub-adviser directed transactions of $XX (with related commissions of $XX) to brokers who provided research services.

     For the fiscal years ended December 31, 2004, 2003 and 2002, the total brokerage commissions paid by the Strategic Value Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $17,665, and $25,999, respectively. During 2004, the sub-adviser directed transactions of $XX (with related commissions of $XX) to brokers who provided research services. Also during 2004, of the total brokerage commissions paid by the Strategic Value Fund, $XX was paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company. Brokerage commissions paid to Janney Montgomery Scott LLC represented X.XX% of the Fund's total commissions and involved X.XX% of the dollar amount of total brokerage transactions in 2004.

     For fiscal years 2004, 2003, and 2002, the total brokerage commissions paid by the Small Cap Growth Fund, including the discounts received by securities-dealers in connection with underwritings, were $XX, $932,103, and $995,295, respectively. During 2004, the sub-adviser directed transactions of $XX, (with related commissions of $XX) to brokers who provided research services. Also during 2004, of the total brokerage commissions paid by the Small Cap Growth Fund, $XX was paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company. Brokerage commissions paid to Janney Montgomery Scott LLC represented X.XX% of the Fund's total commissions and involved X.XX% of the dollar amount of total brokerage transactions in 2004.

     For fiscal years 2004, 2003, and 2002, the total brokerage commissions paid by the Small Cap Value Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $662,605, and

$425,652, respectively. During 2004, the sub-adviser directed transactions of $XX (with related commissions of $XX) to brokers who provided research services.

     For fiscal years 2004, 2003, and 2002, the total brokerage commissions paid by the International Equity Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $307,011, and $612,223, respectively. During 2004, the sub-adviser allocated transactions of $XX (with related commissions of $XX) to brokers who provided research services.

     For the fiscal years ended December 31, 2004, 2003 and 2002, the total brokerage commissions paid by the REIT Fund, including the discounts received by securities dealers in connection with underwritings, were $XX, $54,712 and $14,497, respectively. During 2004, the sub-adviser directed transactions of $XX (with related commissions of $XX) to brokers who provided research services.

     Some of the investment advisers' and sub-adviser's other clients have investment objectives and programs similar to those of the Funds. An investment adviser or sub-adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is each of the investment adviser's and sub-adviser's policy not to favor one client over another in making recommendations or in placing orders. If two or more of an investment adviser's or sub-adviser's clients are purchasing a given security at the same time from the same broker-dealer, the investment adviser or sub-adviser will average the price of the transactions and allocate the average among the clients participating in the transaction. In addition, the adviser and sub-advisers in general follow the policy that they will ordinarily not make additional purchases of a common stock for its clients (including the Penn Series) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

DIRECTORS AND OFFICERS

     The business and affairs of Penn Series, which include all sixteen portfolios, are managed under the direction of its Board of Directors. The Board of Directors currently has seven members. Four of the members are not "interested persons" of Penn Series as defined in the Investment Company Act of 1940, as amended. Three of the members are employees of Penn Mutual and are, therefore, "interested persons."

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF PENN SERIES

                                                                                             NUMBER OF
                                          TERM OF OFFICE                                     FUNDS        OTHER
                          POSITION WITH   AND LENGTH OF         PRINCIPAL OCCUPATION DURING  OVERSEEN BY  DIRECTORSHIPS
NAME, AGE  AND ADDRESS    PENN SERIES     TIME SERVED           PAST FIVE YEARS              DIRECTOR     HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
Eugene Bay (67)           Director        No set term;          Senior Pastor, Bryn Mawr     16           N/A
121 Fishers Road                          served since 1993.    Presbyterian Church, Bryn
Bryn Mawr, PA 19010                                             Mawr, PA.

James S. Greene (75)      Director        No set term;          Retired                      16           N/A
P.O. Box 3761                             served since 1992.
Vero Beach, FL  32964

Charles E. Mather III     Director        No set term;          Insurance Broker, Mather &   16           Director, The
(70)                                      served since 2002     Co., Philadelphia, PA                     Finance Company
Public Ledger Building,                                                                                   of Pennsylvania
Suite 630                                                                                                 (investment
150 South Independence                                                                                    company)
Mall West
Philadelphia, PA 19106

M. Donald Wright (69)     Director        No set term;          Accountant, Wright           16           N/A
100 Chetwynd Drive                        served since 1988.    Consultants, Bryn Mawr, PA
Rosemont, PA 19010                                              (financial planning and
                                                                consulting); Professor,
                                                                The American College.

DIRECTORS WHO ARE INTERESTED PERSONS OF PENN SERIES

                                                                                             NUMBER OF    OTHER
                                          TERM OF OFFICE                                     FUNDS        DIRECTORSHIPS
                          POSITION WITH   AND LENGTH OF         PRINCIPAL OCCUPATION DURING  OVERSEEN BY  HELD BY
NAME, AGE  AND ADDRESS    PENN SERIES     TIME SERVED           PAST FIVE YEARS              DIRECTOR     DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
Robert E. Chappell (60)   Director        No set term;          Chairman of the Board and    16           Director,
The Penn Mutual Life                      served since 1998.    Chief Executive Officer,                  Quaker
Insurance Company                                               The Penn Mutual Life                      Chemical
600 Dresher Road                                                Insurance Company.                        Corporation
Horsham, PA  19044

Larry L. Mast (56)        Director        No set term;          Executive Vice President,    16           N/A
The Penn Mutual Life                      served since 1998.    The Penn Mutual Life
Insurance Company                                               Insurance Company (since
600 Dresher Road                                                January 1997).
Horsham, PA  19044

Daniel J. Toran (57)      Director        No set term served    President and Chief          16           N/A
The Penn Mutual Life                      since 1998.           Operating Officer,
Insurance Company                                               Insurance Executive, The
600 Dresher Road                                                Penn Mutual Life Insurance
Horsham, PA  19044                                              Company (since 1997).

OFFICERS OF PENN SERIES

                                          TERM OF OFFICE
                          POSITION WITH   AND LENGTH OF
NAME, AGE  AND ADDRESS    PENN SERIES     TIME SERVED           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Peter M. Sherman (52)     President       No set term;          Chairman and President of Independence Capital
600 Dresher Road                          served since 2000.    Management Inc.; Executive Vice President and Chief
Horsham, PA 19044                                               Investment Officer (since 1998).

Richard F. Plush (55)     Vice President  No set term;          Vice President and Actuary, The Penn Mutual Life
600 Dresher Road                          served since 1997.    Insurance Company.
Horsham, PA 19044

Franklin L. Best, Jr.     Secretary       No set term;
600 Dresher Road                          served since 2004.
Horsham, PA 19044

Thomas G. Rees            Treasurer       No set term;
600 Dresher Road                          served since 2005.
Horsham, PA 19044

Barbara Wood              Chief           No set term;
600 Dresher Road          Compliance      served since 2004.
Horsham, PA 19044         Officer

Patricia M. Chiarlanza    Assistant       No set term;          Assistant Treasurer (since May 2001), Intermediate/Senior
(39)                      Treasurer       served since 2001     Supervisor/Manager (May 1991 - present) The Penn Mutual
600 Dresher Road                                                Life Insurance Company.
Horsham, PA 19044

STANDING COMMITTEES OF BOARD OF DIRECTORS

     The Board of Directors has an Executive Committee currently consisting of Messrs. Chappell, Toran and Greene. Subject to limits under applicable law, during intervals between meetings of the Board, the Committee may exercise the powers of the Board. The Executive Committee did not meet during the Company's last fiscal year and did not exercise any power of the Board.

     The Board of Directors has an Audit Committee currently consisting of Messrs. Wright, Greene and Mather. The Audit Committee is charged with exercising vigilant and informed oversight of Penn Series' financial reporting process, including internal controls, and reporting its findings to the Board. The Audit Committee held XXX meetings during the Company's last fiscal year.

     The Board of Directors has a Nominating Committee currently consisting of Messrs. Wright, Greene, Mather and Bay. The principal responsibility of the Nominating Committee is to consider the qualifications of and to nominate qualified individuals to stand for election to the Board. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of Directors. The Nominating Committee meets periodically, as necessary, and met XXX during the Company's last fiscal year.

BENEFICIAL OWNERSHIP OF EQUITY SECURITIES OF PENN SERIES FUNDS

     The following table provides information on beneficial ownership of shares of funds of the Company by members of the Board of Directors (by virtue of their owning or having an interest in variable annuity contracts or variable life insurance policies issued by Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company). This information is provided as of December 31, 2004.
[TO BE UPDATED]

                                                                                   AGGREGATE DOLLAR RANGE OF
NAME OF DIRECTOR                   DOLLAR RANGE OF FUND SHARES (FUND)              ALL FUND SHARES (FUNDS)
------------------------------------------------------------------------------------------------------------
Eugene Bay                         $10,001 -  50,000 Growth Stock                  Over $100,000
                                   $10,001 -  50,000 Mid Cap Value
                                   $50,001 - 100,000 Quality Bond
                                   $10,001 -  50,000 Small Cap Growth
                                   $10,001 -  50,000 Mid Cap Growth
                                   $10,001 -  50,000 Large Cap Value
                                   $10,001 -  50,000 Flexibly Managed
                                   $10,001 -  50,000 High Yield

James S. Greene                    None                                            None

Charles E. Mather III              None                                            None

M. Donald Wright                   None                                            None

Robert E. Chappell                 $10,001 -   50,000 Flexibly Managed             Over $100,000
                                   $50,001 - 100,000 Growth Stock
                                   Over $100,000 Large Cap Value

Larry L. Mast                      $1 - 10,000 Limited Maturity                    $10,001 - 50,000
                                   $1 - 10,000 Quality Bond
                                   $1 - 10,000 Mid Cap Value
                                   $1 - 10,000 International Equity
                                   $1 - 10,000 Large Cap Value
                                   $1 - 10,000 Small Cap Value
                                   $1 - 10,000 Mid Cap Growth
                                   $1 - 10,000 Flexibly Managed
                                   $1 - 10,000 Index 500
                                   $1 - 10,000 Small Cap Growth
                                   $10,001 - 50,000 Money Market

Daniel J. Toran                    None                                            None

ADVISORY AND SUB-ADVISORY AGREEMENTS

     The Board of Directors, including in particular Directors who are not "interested persons" of Penn Series, have special responsibilities with respect to the advisory and sub-advisory agreements relating to the management of the Penn Series Funds. Advisory and sub-advisory agreements must be initially approved and, commencing two years thereafter, approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Directors who are not parties to the advisory or sub-advisory agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Directors holds one or more meetings to decide whether to renew the advisory and sub-advisory agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the adviser and sub-advisers. The Directors use this information, to help them decide whether to renew the agreements for another year.

     The advisory and sub-advisory agreements were most recently considered and approved by the Board on February 24, 2005, May 20, 2004 and September 11, 2003. The Board requested and received in advance of the meetings written materials from the adviser and sub-advisers relating to Funds requiring renewal. The material provided information about: (a) the quality of the adviser's or sub-adviser's investment management and other services; (b) the adviser's or sub-advisers' investment management personnel; (c) the adviser's or sub-adviser's operations and financial condition; (d) the adviser's or sub-adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the adviser or sub-adviser charges each Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the adviser's or sub-adviser's compliance systems; (h) the adviser's or sub-adviser's policies on and compliance procedures for personal securities transactions; (i) the adviser's or sub-adviser's reputation, expertise and resources in domestic financial markets; and (j) the Fund's performance compared with similar mutual funds.

     At the meetings, representatives from the adviser and Company commented on the information delivered to the Board and answered questions from Board members, to help the Board evaluate the adviser's or sub-adviser's fee and other aspects of the agreements. The Directors discussed the written materials that the Board received before the meeting, and deliberated on the initial approval and renewal of the advisory agreement and sub-advisory agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

     Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Directors who are not "interested persons," unanimously: (a) concluded that terms of the agreements are fair and reasonable; (b) concluded that the adviser's and sub-adviser's fees are reasonable in light of the services that the adviser and sub-adviser provides to the Funds; and (c) agreed to approve the entering into or renewal of the agreements.

COMPENSATION OF DIRECTORS FOR FISCAL YEAR ENDED DECEMBER 2004

                                                            PENSION OR
                                                            RETIREMENT              ESTIMATED            TOTAL
                                       AGGREGATE         BENEFITS ACCRUED        ANNUAL BENEFITS      COMPENSATION
                                   COMPENSATION FROM     AS PART OF FUND              UPON          FROM PENN SERIES
       NAME AND POSITION              PENN SERIES            EXPENSES              RETIREMENT         TO DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Eugene Bay                            $  xx,xxx                  N/A                  N/A            $  xx,xxx
Director

James S. Greene                       $  xx,xxx                  N/A                  N/A            $  xx,xxx
Director

Charles E. Mather III                 $  xx,xxx                  N/A                  N/A            $  xx,xxx
Director

M. Donald Wright                      $  xx,xxx                  N/A                  N/A            $  xx,xxx
Director

     Interested Directors and Officers of Penn Series receive no compensation from Penn Series for their services.

CODE OF ETHICS

     Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees ("access persons") of investment companies, its investment advisers and/or sub-advisers. Under Rule 17j-1, Penn Series, ICMI and each sub-adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests. In compliance with Rule 17j-1, Penn Series' Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and are prohibited from engaging in transactions during certain periods of time. In addition, certain access persons are required to obtain approval before investing in private placements and are not permitted to purchase securities in initial public offerings.

     Copies of the current Codes of Ethics for Penn Series, ICMI and each sub-adviser are on file with the SEC.

PROXY VOTING POLICY

     The Board of Directors has delegated proxy voting responsibilities with respect to securities held by each Fund to such Fund's investment adviser/sub-adviser, subject to the Board's general oversight. Each investment adviser/sub-adviser has adopted its own proxy voting policies and procedures for this purpose (the "Procedures"), which are attached to this Statement of Additional Information as Appendix A. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

NET ASSET VALUE OF SHARES

     The following information supplements the information on net asset value of shares set forth in "Account Policies" in the Prospectus.

     The purchase and redemption price of each Fund's shares is equal to that Fund's net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange ("Exchange") is open for trading. The Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Presidential Election Day, Thanksgiving Day, and Christmas Day.

     Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.

     Debt securities held in the Funds may be valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Securities for which market quotations are not readily available or they are determined to be unreliable are valued at fair value under procedures approved by the Board of Directors.

     The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

     In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Penn Series Board of Directors has established procedures reasonably designed, taking into account current conditions and the Money Market Fund's objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. Penn Series will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 days nor maintain a dollar weighted average portfolio maturity which exceeds 90 days. The Board of Directors will review, at such intervals as it determines appropriate, the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from the $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund; reducing or withholding dividends; utilizing a net asset value per share as determined by using available market quotations; or reducing the number of shares outstanding by requesting shareholders to contribute to capital shares of the Money Market Fund.

OWNERSHIP OF SHARES

     The outstanding shares of each of the Funds of Penn Series are owned by Penn Mutual and its subsidiary, PIA and are held in their Separate Accounts pursuant to variable annuity contracts and variable life insurance policies.

     On [DATE], the outstanding shares of Penn Series were owned as follows:* [TO BE UPDATED]

                                             HIGH                      LARGE   LARGE             SMALL
                            MONEY  QUALITY  YIELD   FLEXIBLY   GROWTH   CAP     CAP   SMALL CAP   CAP   INTERN'L
                           MARKET    BOND    BOND    MANAGED    STOCK  VALUE  GROWTH    GROWTH   VALUE   EQUITY   REIT
                            FUND     FUND    FUND     FUND      FUND    FUND   FUND      FUND     FUND    FUND    FUND
----------------------------------------------------------------------------------------------------------------------
Percentage of
Outstanding Shares
Owned by Penn Mutual
and Held in Separate
Accounts Pursuant to
Variable Life
Insurance Contracts           42%      15%    25%       18%       22%    27%     23%       33%     30%      31%    21%

Percentage of
Outstanding Shares
Owned by Penn
Insurance and Annuity
and Held in a Separate
Account Pursuant to
Variable Annuity
Contracts                      8%       4%     8%       10%        5%     9%      3%        8%      8%       8%     5%

Percentage of
Outstanding Shares
Owned by Penn Mutual
and Held in a General
Account                        0%       0%     0%        0%        0%     0%     15%        0%      0%       0%    13%

Percentage of
Outstanding Shares
Owned by Penn Mutual
and Held in a Separate
Account Pursuant to
Variable Annuity
Contracts                     50%      81%    67%       72%       73%    64%     59%       59%     62%      61%    61%

                                        LIMITED
                                        MATURITY     INDEX 500      MID CAP            MID CAP        STRATEGIC
                                       BOND FUND        FUND      GROWTH FUND        VALUE FUND      VALUE FUND
---------------------------------------------------------------------------------------------------------------
Percentage of Outstanding Shares
Owned by Penn Mutual and Held in
Separate Accounts Pursuant to
Variable Life Insurance Contracts         19%           47%            35%               32%             31%

Percentage of Outstanding Shares
Owned by Penn Insurance and
Annuity and Held in a Separate
Account Pursuant to Variable
Annuity Contracts                          8%            6%             5%                9%              4%

Percentage of Outstanding Shares
Owned by Penn Mutual and Held in
a General Account                          0%            0%             0%                0%             10%

                                        LIMITED
                                        MATURITY     INDEX 500      MID CAP            MID CAP        STRATEGIC
                                       BOND FUND        FUND      GROWTH FUND        VALUE FUND      VALUE FUND
---------------------------------------------------------------------------------------------------------------
Percentage of Outstanding Shares
Owned by Penn Mutual and Held in
a Separate Account Pursuant to
Variable Annuity Contracts                73%           47%            60%               59%             55%

*    UNAUDITED

TAX STATUS

     The following is only a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

     The following general discussion of certain Federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Fund within Penn Series is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to Penn Series as a whole.

     Shares of the Funds will be purchased by Penn Mutual and PIA for their separate accounts under variable annuity contracts and variable life insurance policies. Under the provisions of the Code currently in effect, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan.
Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to comply with such requirements. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable life insurance contracts or variable life insurance policies, please refer to the contract prospectus.

     It is the policy of each of the Funds to continue to qualify for and to elect the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Funds expects that it will not be subject to Federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

     In order to continue to qualify as a regulated investment company each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

     If a Fund qualifies as a regulated investment company under the Code, it will not be subject to Federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Fund distributes at least (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the "Distribution Requirement").

     Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

     If for any taxable year, a Fund does not qualify as a regulated investment company under Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates, and in such event, may have an effect on the ability of variable separate accounts which invest in such a Fund to meet the diversification tests of Section 817(h) of the Code.

     It is expected that none of the Funds will be subject to the 4% excise tax normally imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies or pension plans.

     A Fund's transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund. Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

     Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund's assets to be invested within various countries is not known.

     Rules relating to U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

VOTING RIGHTS

     Penn Series is an open-end management investment company. Each Fund is "diversified" as defined in the 1940 Act. The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own all the outstanding shares of Penn Series, either in their separate accounts registered under the 1940 Act or in their unregistered separate accounts or general accounts. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by Penn Mutual and PIA in their general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may disregard such voting instructions. If voting instructions are ever so ignored, contract owners will be advised of that action in the next semiannual report.

     Penn Series currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, Penn Series will assist in variable contract owner and payee communication on such matters.

CUSTODIAL SERVICES

     PNC Bank, Broad & Chestnut Streets, Philadelphia, PA 19107, is custodian of the assets of the Funds of Penn Series. The custodial services performed by PNC Bank are those customarily performed for registered investment companies by qualified financial institutions. Penn Series has authorized the Bank to deposit certain portfolio securities in a central depository system as allowed by federal law.

INDEPENDENT AUDITORS

     _______________________serves as the independent auditors of Penn Series. Their offices are located at __________________, Philadelphia, PA 19103.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relative to the federal securities laws and the offering of shares of Penn Series.

PORTFOLIO HOLDINGS INFORMATION

     The Board of Directors has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to contract/policy owners and third parties. These policies and procedures recognize the conflict of interest that exists between the Fund's shareholders, and those of the Advisor and/or any affiliated persons of the Fund. Therefore, except as noted below, the Company does not disclose a Fund's portfolio holdings nor does the Company have any on-going arrangement with any party to make such information available on a selective basis. The Company's Chief Compliance Officer reports as necessary to the Board regarding the implementation of the Company's policies and procedures.

     The Company makes available quarterly on Penn Mutual's website - www.pennmutal.com - a Quarterly Investment Update ("Quarterly Update"), which includes certain portfolio holdings information for each Fund. The Quarterly Update can be found by clicking on the "Investment Tracker" link on Penn Mutual's website and then the "Investment Options" link. The Quarterly Update includes each Fund's top ten holdings and, as applicable, information regarding a Fund's asset and sector allocation, property types, and/or bond quality. The Quarterly Update is made available five weeks after the end of each quarter and is publicly available to all persons. The Quarterly Update generally remains accessible at least until the Company files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be at least three months).

     Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

     In addition, the Company's service providers, such as the custodian and Penn Mutual, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

     No compensation or other consideration will be paid to or received by any party, including the Company, its investment advisers and its affiliates or the recipient of a portfolio holdings information, in connection with the disclosure of a Fund's portfolio holdings information.

RATINGS OF COMMERCIAL PAPER

MOODY'S INVESTOR SERVICES, INC. COMMERCIAL PAPER RATINGS:

PRIME 1 Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               LEADING MARKET POSITIONS IN WELL-ESTABLISHED INDUSTRIES.
               HIGH RATES OF RETURN ON FUNDS EMPLOYED.
               CONSERVATIVE CAPITALIZATION STRUCTURE WITH MODERATE RELIANCE ON DEBT AND AMPLE ASSET PROTECTION.
               BOARD MARGINS IN EARNINGS COVERAGE OF FIXED FINANCIAL CHARGES AND HIGH INTERNAL CASH GENERATION.
               WELL-ESTABLISHED ACCESS TO A RANGE OF FINANCIAL MARKETS AND ASSURED SOURCES OF ALTERNATE LIQUIDITY.

PRIME 2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S RATING GROUP COMMERCIAL PAPER RATINGS:

A-1 This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having significant speculative characteristics for timely payment.

C This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH INVESTORS SERVICE, INC.:

Fitch 1 -- Highest grade. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2--Very good grade. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

     The quality of a bond is measured by credit risk--the continuing ability of the issuer to meet interest and principal payments. Issuers who are believed to be good credit risks receive high quality ratings, and those believed to be poor credit risks receive low quality ratings. As a result of the greater credit risk involved, medium and low quality bonds typically offer a higher yield than bonds of high quality.

MOODY'S INVESTORS SERVICE, INC.

AAA                 Bonds which are rated AAA are judged to be of the best
          quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than AAA securities.

A Bonds which are rated A possess many favorable investment attributes and are generally considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have the following speculative elements: their future cannot be considered as well-assured; the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future; and uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of the generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on an obligation are jeopardized.

FINANCIAL STATEMENTS OF PENN SERIES

     The following pages include audited financial statements and financial highlights as of December 31, 2004 for the Penn Series Funds consisting of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Growth Stock Fund, Large Cap Value Fund, Large Cap Growth Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Strategic Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and REIT Fund.

APPENDIX A

                             PENN SERIES FUNDS, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

All voting securities held in each fund or portfolio ("Fund") of Penn Series Funds, Inc. ("Penn Series") shall be voted in the best interest of shareholders of the Fund. In furtherance of this policy, and as provided in the investment advisory agreement between Penn Series and Independence Capital Management, Inc. ("ICMI") and the investment sub-advisory agreements between ICMI and investment sub-advisers, Penn Series has delegated the authority and responsibility to vote securities held in each Fund to the investment adviser or sub-adviser that manages the investments of the Fund on a day-to-day basis.

A description of the proxy voting policies and procedures that each investment adviser or sub-adviser uses in voting securities held in a Fund of Penn Series accompanies these policies and procedures as appendices. See the following table.

          PROXY VOTING POLICIES AND PROCEDURES OF ICMI AND SUB-ADVISERS

    EXHIBIT       INVESTMENT ADVISER OR SUB-ADVISER                     FUNDS(S)
    ------------------------------------------------------------------------------------------
       A         Independence Capital Management, Inc.             Money Market Fund
                                                                   Limited Maturity Bond Fund
                                                                   Quality Bond Fund
       B         T. Rowe Price Associates, Inc.                    High Yield Bond Fund
                                                                   Flexibly Managed Fund
                                                                   Growth Stock Fund
       C         ABN AMRO Asset Management, Inc.                   Large Cap Growth Fund
       D         Wells Capital Management Incorporated             Index 500 Fund
       E         Turner Investment Partners, Inc.                  Mid Cap Growth Fund
       F         Neuberger Berman Management Inc.                  Mid Cap Value Fund
       G         Lord, Abbett & Co. LLC                            Strategic Value Fund
                                                                   Large Cap Value Fund
       H         Bjurman, Barry and Associates                     Small Cap Growth Fund
       I         Goldman Sachs Asset Management, L.P.              Small Cap Value Fund
       J         Vontobel Asset Management, Inc.                   International Equity Fund
       K         Heitman Real Estate Securities LLC                REIT Fund

                                    EXHIBIT A

                      INDEPENDENCE CAPITAL MANAGEMENT, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                      INDEPENDENCE CAPITAL MANAGEMENT, INC.

                 SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Independence Capital Management, Inc. ("ICMI") provides day-to-day investment management services to clients, including the voting of securities held in their accounts. The following policies and procedures are reasonably designed to ensure that ICMI votes securities held in those client accounts in the best interest of the client.

ICMI has retained an independent firm, Institutional Shareholder Services ("ISS"), to assist it in voting the securities. ISS specializes in providing proxy advisory and voting services. These services include in-depth research, analysis, voting recommendations, as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance.

ICMI portfolio managers, who are responsible for purchasing and selling securities for client accounts, along with the ICMI compliance officer, oversee ISS in the voting of proxies held in client accounts.

Securities generally will be voted in accordance with the guidelines set forth in Schedule A attached to these policies and procedures, except as ICMI may otherwise determine in the exercise of its fiduciary duty to its clients. The appropriate portfolio manager will review all voting recommendations made by ISS with respect to securities for which ICMI has voting authority, including recommendations on voting for or against proposals described in Schedule A. If the portfolio manager determines that it is in the interest of a client account to vote securities differently than the recommendation made by ISS, the portfolio manager will fully document the reasons for voting the securities differently in a memorandum to the ICMI compliance officer. Upon receipt of the memorandum, the ICMI compliance officer will direct ISS to vote the securities in accordance with the determination made by the portfolio manager.

In providing proxy advisory and voting services to ICMI, ISS observes policies and procedures that address potential conflicts between the interests of ICMI client accounts, on the one hand, and the interests of ISS and its affiliates, on the other. ICMI relies, to a large extent, on the independence of ISS, and the polices, procedures and practices it has in place, to avoid voting on any proposal that may be inappropriate because of conflict of interest. In addition, ICMI portfolio managers and the ICMI compliance officer monitor the voting of securities that may present a conflict between the interests of a client, on the one hand, the interest of ICMI and its affiliates, on the other. The portfolio managers and the compliance officer are sensitized to the fact that any business or other relationship between ICMI (or any of its affiliates) and a company whose securities are to be voted could improperly influence a manager's determination to vote the securities differently than recommended by ISS. Any potential conflict of interest identified by a portfolio manager are immediately referred to the compliance officer for immediate resolution.

ICMI, acting on its own behalf or acting through ISS, will provide a description of its proxy voting policies and procedures to its clients, and will inform its clients as to how they may obtain information on

                                       A-2
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how ICMI voted their securities. Further, ICMI, acting on its own behalf or acting through ISS, will retain for a period of not less than six years its (i) proxy voting policies and procedures, (ii) proxy statements that ICMI receives regarding client securities, (iii) records of votes casts on behalf of clients,
(iv) any document prepared on behalf of ICMI that was material to making the determination of how to vote securities and (v) a copy of each written request for proxy voting information, and a copy of any written response made by or on behalf of ICMI to any request (oral or written) for proxy voting information.

                                       A-3
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                                                                      SCHEDULE A

                      INDEPENDENCE CAPITAL MANAGEMENT, INC.

                        PROXY VOTING GUIDELINES - SUMMARY

The following is a concise summary of ICMI's proxy voting policy guidelines.

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:
     - An auditor has a financial interest in or association with the company, and is therefore not independent
     -    Fees for non-audit services are excessive, or
     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
 Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

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3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison

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pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
     - It is intended for financing purposes with minimal or no dilution to current shareholders
     - It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns
     -    Rationale for the repricing
     -    Value-for-value exchange
     -    Option vesting
     -    Term of the option
     -    Exercise price
     -    Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
     -    Purchase price is at least 85 percent of fair market value
     -    Offering period is 27 months or less, and
     -    Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                    EXHIBIT B

                         T. ROWE PRICE ASSOCIATES, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

As an investment adviser to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and for which it serves as investment adviser.

PROXY ADMINISTRATION

The T. Rowe Price Proxy Committee develops positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the fund's portfolio manager is responsible for deciding and voting on the proxy proposals of companies in his or her fund. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews
T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing, and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

FIDUCIARY CONSIDERATIONS

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of fund shareholders. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. ROWE PRICE VOTING POLICIES

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

ELECTION OF DIRECTORS

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

EXECUTIVE COMPENSATION

The goal of T. Rowe Price is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options.

ANTI-TAKEOVER AND CORPORATE GOVERNANCE ISSUES

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights.

SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

MONITORING AND RESOLVING CONFLICTS OF INTEREST

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since T. Rowe Price's voting guidelines are predetermined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

                                    EXHIBIT C

                         ABN AMRO ASSET MANAGEMENT, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                                    EXHIBIT D

                      WELLS CAPITAL MANAGEMENT INCORPORATED

                      PROXY VOTING POLICIES AND PROCEDURES

1. SCOPE OF POLICIES AND PROCEDURES. THESE PROXY VOTING POLICIES AND PROCEDURES ("PROCEDURES") ARE USED TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES HELD IN ACCOUNTS MANAGED BY WELLS CAPITAL MANAGEMENT AND WHOSE VOTING AUTHORITY HAS BEEN DELEGATED TO WELLS CAPITAL MANAGEMENT. WELLS CAPITAL MANAGEMENT BELIEVES THAT THE PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT PROXY MATTERS ARE CONDUCTED IN THE BEST INTEREST OF CLIENTS, IN ACCORDANCE WITH ITS FIDUCIARY DUTIES.

2. VOTING PHILOSOPHY. Wells Capital Management exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, Wells Capital Management supports sound corporate governance practices within companies in which they invest.

Wells Capital Management utilizes Institutional Shareholders Services (ISS), a proxy-voting agent, for voting proxies and proxy voting analysis and research. ISS votes proxies in accordance with the Wells Fargo Proxy Guidelines established by Wells Fargo Proxy Committee and attached hereto as Schedule A.

3.   RESPONSIBILITIES

     (A)  PROXY ADMINISTRATOR

     Wells Capital Management has designated a Proxy Administrator who is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors ISS to determine that ISS is accurately applying the Procedures as set forth herein and that proxies are voted in a timely and responsible manner. The Proxy Administrator reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

     (i) VOTING GUIDELINES. Wells Fargo Proxy Guidelines set forth Wells Fargo's proxy policy statement and guidelines regarding how proxies will be voted on the issues specified. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a "case by case" determination for a particular issue, ISS will evaluate the proxies based on thresholds established in the proxy guidelines. In addition, proxies relating to issues not addressed in the guidelines, especially foreign securities, Wells Capital Management will defer to ISS Proxy Guidelines. Finally, with respect to issues for which a vote for or against is specified by the Procedures, the Proxy Administrator shall have the authority to direct ISS to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted, provided however, that such authority to deviate from the Procedures shall not be exercised if the Proxy

            Administrator is aware of any conflict of interest as described further below with respect to such matter.

     (ii) VOTING DISCRETION. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the Wells Fargo Proxy Guidelines. In cases where a proxy is forwarded by ISS to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; or (ii) information provided by company managements and shareholder groups. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/Wells Capital Management or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will return the proxy to ISS to be voted in conformance with the voting guidelines of ISS.

            Voting decisions made by the Proxy Administrator will be reported to ISS to ensure that the vote is registered in a timely manner.

     (iii) SECURITIES ON LOAN. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

     (iv) CONFLICTS OF INTEREST. Wells Capital Management has obtained a copy of ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Wells Capital Management as a result of business conducted by ISS. Wells Capital Management believes that potential conflicts of interest by ISS are minimized by these policies, procedures and practices, a copy of which is attached hereto as Schedule B. In addition, Wells Fargo and/or Wells Capital Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or Wells Capital Management or its affiliates have other relationships with the issuer of the proxy. Wells Capital Management believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by ISS of the voting guidelines attached hereto. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by Wells Capital Management, the Proxy Administrator shall defer to ISS to vote in conformance with the voting guidelines of ISS In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and Wells Capital Management or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.

     (B)    ISS

     ISS has been delegated with the following responsibilities:

     (i) Research and make voting determinations in accordance with the Wells Fargo Proxy Guidelines described in Schedule A;

     (ii)   Vote and submit proxies in a timely manner;

     (iii)  Handle other administrative functions of proxy voting;

     (iv) Maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

     (v)    Maintain records of votes cast; and

     (vi) Provide recommendations with respect to proxy voting matters in general.

     (C) Except in instances where clients have retained voting authority, Wells Capital Management will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

     (D) Notwithstanding the foregoing, Wells Capital Management retains final authority and fiduciary responsibility for proxy voting.

4. RECORD RETENTION. Wells Capital Management will maintain the following records relating to the implementation of the Procedures:

     (i)    A copy of these proxy voting polices and procedures;

     (ii) Proxy statements received for client securities (which will be satisfied by relying on EDGAR or ISS);

     (iii) Records of votes cast on behalf of clients (which ISS maintains on behalf of Wells Capital Management);

     (iv) Records of each written client request for proxy voting records and Wells Capital Management's written response to any client request (written or oral) for such records; and

     (v) Any documents prepared by Wells Capital Management or ISS that were material to making a proxy voting decision.

   Such proxy voting books and records shall be maintained at an office of Wells Capital Management in an easily accessible place for a period of five years.

5. DISCLOSURE OF POLICIES AND PROCEDURES. Wells Capital Management will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316. It is also posted on Wells Capital Management website at www.wellscap.com.

Wells Capital Management will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at http://www.wellscap.com/contactus/index.html to request a record of proxies voted on their behalf.

Except as otherwise required by law, Wells Capital Management has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

July 29, 2003

                                                                      SCHEDULE A

                WELLS FARGO BANK PROXY GUIDELINES AND PHILOSOPHY

                                    FOR 2004

                                  INTRODUCTION

Wells Fargo Trust has adopted a system-wide philosophy statement and guidelines for voting of proxies for fiduciary and agency accounts where we have sole voting authority or joint voting authority (with other fiduciaries or co-actors).

The voting of proxies is the responsibility of the Wells Fargo Proxy Committee, which is appointed each year by the Trust Operating Committee (TOC). A monthly review and approval of voting activity is the responsibility of the Trust Investment Committee (TIC).

Most Wells Fargo fiduciary entities have appointed Institutional Shareholder Services (ISS) as their agent to vote proxies, following Wells Fargo guidelines to assure consistent application of the philosophy and voting guidelines and for efficiency of operations and processing since we share a single system and processing capability. Wells Fargo Bank administers the proxy voting process, including development and maintenance of proxy voting guidelines.

                             PROXY POLICY STATEMENT

A. Proxies relating to fiduciary accounts must be voted for the exclusive benefit of the trust beneficiary. Proxy votes should be cast based upon an analysis of the impact of any proposal on the economic value of the stock during the time the stock is intended to be held by a fiduciary account.

B. Because the acquisition and retention of a security reflects confidence in management's ability to generate acceptable returns for the shareholder, certain proxy issues involving corporate governance should be voted as recommended by management. These issues are listed in the proxy guidelines incorporated in this document.

C. We encourage the Board of Directors to request powers which can be used to enhance the economic value of the stock by encouraging negotiation with a potential acquirer or by discouraging coercive and undervalued offers:

     1. The decision as to whether or not a Board of Directors should be granted these powers will be based upon:
         - an evaluation of the independence of the Board in its attempt to maximize shareholder value and,
         - upon an evaluation that the specific power being requested is reasonable in light of our objective to maximize the economic value of the stock and is not, in itself, abusive.

Proxy issues that will be evaluated and voted in accordance with this standard are listed in the guidelines.

     2. We will evaluate proposals where a Board of Directors has requested a change in their powers of corporate governance that increase the powers of the Board with respect to potential acquisition transactions as follows:

            a. An evaluation will be made of the Board's independence and performance as determined by a review of relevant factors including:

                  1)    Length of service of senior management

                  2)    Number/percentage of outside directors

                  3) Consistency of performance (EPS) over the last five years

                  4) Value/growth of shares relative to industry/market averages

                  5) Clear evidence of management and/or strategy changes implemented by the Board which are designed to improve company performance and shareholder value

            b. If the Board is viewed to be independent and the financial performance of the Company has been good:

                  1) An evaluation will be made as to the appropriateness of the power or change being requested, if properly exercised, to enhance the economic value of the stock.

                  2) If the provision itself is not viewed to be unnecessary or abusive (irrespective of the manner in which it may be exercised), then the proxy will be voted in favor of such proposal.

            c. If the Board is not viewed as independent, or the performance of the Company has not been good, or if the proposal is determined to be inappropriate, unnecessary, unusual, or abusive, the proxy will be voted against such proposal.

            d. If the Proxy Committee deems it appropriate, the Company may be offered the opportunity to present the Board's and management's position to the Committee.

D. Our process for evaluating shareholder proposals will be as follows:

     1. If the proposal relates to issues that do not have a material economic impact on the value of the stock, the proxy will be voted as recommended by management.

     2. If the proposal has a potential economic impact on the value of the stock, the analysis outlined in paragraph C.2 above will be made. If the Board is viewed as independent and the financial performance of the Company has been good, then the proxy will be voted as recommended by management.

     3. Standard shareholder proposals will be voted as indicated on Schedule C.


E. The Proxy Committee will ensure that adequate records are maintained which reflect (i) how and pursuant to which guidelines proxies are voted, (ii) that proxies and holdings are being reconciled, and (iii) whether reasonable efforts are being made to obtain any missing proxies.

F. This Proxy Policy Statement may be disclosed to any current or prospective trust customer or beneficiary. Disclosure of proxy voting in specific accounts shall be made when requested by the plan sponsor, beneficiary, grantor, owner, or any other person with a beneficial interest in the account.

G. Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Proxy Guidelines. On issues where the Wells Fargo Proxy Guidelines are silent, Wells Fargo Bank will defer to the ISS Proxy Guidelines, particularly in the case of global proxy issues. The Wells Fargo Proxy Committee is responsible for the final decision on the voting of all proxies for Wells Fargo Bank.

H. The Wells Fargo Proxy Committee has taken the following steps to ensure that material conflicts of interest are avoided between the interests of the client (fund shareholders and trust beneficiaries), on the one hand, and the investment adviser, corporation, principal underwriter, or an affiliated person of the trust account, fund, its investment adviser or principal underwriter, on the other hand.

          1. The Wells Fargo Proxy Committee requires that all proxies relating to fiduciary accounts must be voted for the exclusive benefit of the fund shareholder and trust beneficiary.

          2. The Wells Fargo Proxy Committee has adopted system-wide, written proxy guidelines and procedures for voting proxies to ensure consistency in voting proxies across all accounts.

          3. Wells Fargo has hired ISS as our proxy-voting agent in analyzing and recommending a voting position on all proxies (based on the Wells Fargo Proxy Guidelines) to ensure independence and consistency in analysis, interpretation and implementation of the proxy voting process.

          4.   Wells Fargo hires an independent fiduciary to direct the Wells
               Fargo Proxy Committee on voting instructions for the Wells Fargo proxy.

          5. Proxy guidelines, which are implemented on a case-by-case basis, are evaluated consistently across proxies on the basis of rigid, quantifiable thresholds.

          6. The Wells Fargo organization has a wall of confidentiality between the commercial bank and its lending activities and the fiduciary responsibilities within the trust world.

          7. Proxy voting recommendations are not shared with senior management of Wells Fargo prior to casting our proxy vote, plus senior management has expressly requested that they not be informed on proxy voting issues.

          8. The Wells Fargo Proxy Committee has final authority in exercising our fiduciary responsibility of voting proxies.

          9. The Wells Fargo proxy voting record is available for review by the client.

                                      A-17
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
UNCONTESTED ELECTION OF DIRECTORS OR TRUSTEES

WFB will generally vote for all uncontested director or trustee nominees.  The Nominating          FOR
Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the company.

WFB will withhold votes for a director if the nominee fails to attend at least 75% of the board    WITHHOLD
and committee meetings without a valid excuse.

WFB will vote against routine election of directors if any of the following apply: company fails   AGAINST
to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of director elections, and/or egregious governance practices.

RATIFICATION OF AUDITORS

WFB will vote against auditors and withhold votes from audit committee members if non-audit fees   AGAINST/
are greater than audit fees, audit-related fees, and permitted tax fees, combined. WFB will        WITHHOLD
follow the disclosure categories being proposed by the SEC in applying the above formula.

With the above exception, WFB will generally vote for proposals to ratify auditors unless:         FOR

     -    an auditor has a financial interest in or association with the company, and is           AGAINST
          therefore not independent, or

     -    there is reason to believe that the independent auditor has rendered an opinion          AGAINST
          that is neither accurate nor indicative of the company's financial position.

WFB will vote against proposals that require auditors to attend annual meetings as auditors are    AGAINST
regularly reviewed by the board audit committee, and such attendance is unnecessary.

WFB will consider shareholder proposals requiring companies to prohibit their auditors from        CASE-BY-CASE
engaging in non-audit services on a case-by-case basis (or cap level of non-audit services).

WFB will vote for shareholder proposals requesting a shareholder vote for audit firm               FOR
ratification.

WFB will vote against shareholder proposals asking for audit firm rotation.  This practice is      AGAINST
viewed as too disruptive and too costly to implement for the benefit achieved.

For foreign corporations, WFB will consider on a case-by-case basis if the auditors are being      CASE-BY-CASE
changed without an explanation, or if the nonaudit-related fees are substantial or in excess of standard audit fees, as the importance of maintaining the independence of the audit function is important.

Specifically for Japan, WFB will consider voting against the appointment of independent internal   AGAINST
statutory auditors if they have served the company in any executive capacity, or can be considered affiliated in any way. Japan enacted laws in 1993, which call for the establishment of a three-member audit committee of independent auditors.

Specifically for Japan, WFB will classify any proposed amendment to companies' articles of incorporation lengthening the internal auditors' term in office to four years from three years as a negative provision. Since this is mandated by law, this amendment would not warrant an automatic vote recommendation against.
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
DIRECTORS AND AUDITOR'S REPORTS

For foreign corporations, WFB will generally vote for proposals to approve directors' and          FOR
auditors' reports, unless:

     -    there are concerns about the accuracy of the accounts presented or the auditing          AGAINST
          procedures used;

     -    the company is not responsive to shareholder questions about specific items that         AGAINST
          should be publicly disclosed.

The directors' report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company. Shareholders can find reference to any irregularities or problems with the company in the auditors report.

COMPANY NAME CHANGE/PURPOSE

WFB will vote for proposals to change the company name as management and the board is best         FOR
suited to determine if such change in company name is necessary.

However, where the name change is requested in connection with a reorganization of the company,    CASE-BY-CASE
the vote will be based on the merits of the reorganization.

In addition, WFB will generally vote for proposals to amend the purpose of the company.            FOR
Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by deleting, adding or revising language.

EMPLOYEE STOCK PURCHASE PLANS/401(k) EMPLOYEE BENEFIT PLANS

WFB will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of the company's plan is not above the allowable cap for the company.

Similarly, WFB will generally vote for proposals to adopt or amend thrift and savings plans,       FOR
retirement plans, pension plans and profit plans.

APPROVE OTHER BUSINESS

WFB will generally vote for proposals to approve other business. This transfer of authority        FOR
allows the corporation to take certain ministerial steps that may arise at the annual or special meeting.

However, WFB retains the discretion to vote against such proposals if adequate information is      AGAINST
not provided in the proxy statement, or the measures are significant and no further approval from shareholders is sought.

INDEPENDENT BOARD CHAIRMAN

WFB will vote against proposals requiring that the positions of chairman and CEO be held           AGAINST
separately.
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
WFB would prefer to see the chairman and chief executive positions be held by different individuals.  However, separation of the two positions may not be in shareholders' best interests if the company has a limited roster of executive officers, or a recently organized company may need to combine these positions temporarily.  It should also be noted that we support independence and would support a lead independent director.  However, separating the chairman and CEO in most companies would be too disruptive to the company.

Specifically in the U.K., WFB will vote against a director nominee who is both chairman and CEO    AGAINST
if there is no adequate justification provided by the company.

INDEPENDENT BOARD OF DIRECTORS/BOARD COMMITTEES

WFB will vote for proposals requiring that two-thirds of the board be independent directors,       FOR
unless the board is effectively in compliance with the request based on WFB's definition of independence. An independent board faces fewer conflicts and is best prepared to protect stockholders' interests.

WFB will withhold votes from insiders and affiliated outsiders on boards that are not at least     WITHHOLD
majority independent.

WFB will withhold votes from compensation committee members where there is a pay-for-performance   WITHHOLD
disconnect (for Russell 3000 companies).

WFB will vote for proposals requesting that the board audit, compensation and/or nominating        FOR
committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts of interest.

WFB will withhold votes from any insiders or affiliated outsiders on audit, compensation or        WITHHOLD
nominating committees. WFB will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established.

Specifically in Canada, WFB will insert strong language in our analyses to highlight our disapproval of the 'single-slate' approach and call on companies to unbundle the director nominees up for election/reelection.

Specifically in France, Management may propose a different board structure. The French             CASE-BY-CASE
Commercial Code gives companies three options in respect to their board structure. WFB will examine these proposals on a case-by-case basis.

Specifically in Japan, in cases where a company has committed some fraudulent or criminal act,     AGAINST
WFB will vote against the representative director(s) and individuals personally implicated in the wrongdoing.

In addition, WFB will vote against proposals asking the board to address the issue of board        AGAINST
diversity.

WFB will vote against proposals from shareholders requesting an independent compensation           AGAINST
consultant.

MINIMUM STOCK REQUIREMENTS BY DIRECTORS

WFB will vote against proposals requiring directors to own a minimum number of shares of company   AGAINST
stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board requirement that could prevent qualified individuals from serving as directors.
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
INDEMNIFICATION AND LIABILITY PROVISIONS FOR DIRECTORS AND OFFICERS

WFB will vote for proposals to allow indemnification of directors and officers, when the actions   FOR
taken were on behalf of the company and no criminal violations occurred. WFB will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.

Alternatively, WFB will vote against indemnity proposals that are overly broad. For example, WFB   AGAINST
will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.

For foreign corporations, WFB will vote against providing indemnity insurance to auditors as       AGAINST
payment of such fees by the company on behalf of the auditor calls into question the objectivity of the auditor in carrying out the audit.

BOARD OR MANAGEMENT ACTS

For foreign corporations, WFB will vote for the discharge of the board and management unless:      FOR

      -   there are serious questions about actions of the board or management for the year in     AGAINST
          question;

      -   legal action is being taken against the board by shareholders.                           AGAINST

Discharge is a tacit vote of confidence in the company's corporate management and policies and does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue.

NOMINEE STATEMENT IN THE PROXY

WFB will vote against proposals that require board nominees to have a statement of candidacy in    AGAINST
the proxy, since the proxy statement already provides adequate information pertaining to the election of directors.

LIMITATION ON NUMBER OF BOARDS A DIRECTOR MAY SIT ON

WFB will withhold votes from directors who sit on more than six boards.                            WITHHOLD

DIRECTOR TENURE/RETIREMENT AGE

WFB will vote against proposals to limit the tenure or retirement age of directors as such         AGAINST
limitations based on an arbitrary number could prevent qualified individuals from serving as directors.

BOARD POWERS/PROCEDURES/QUALIFICATIONS

WFB will consider on a case-by-case basis proposals to amend the corporation's By-laws so that     CASE-BY-CASE
the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these issues, WFB will rely on the proxy voting Guidelines.

                                      A-21
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
LOANS TO OFFICERS

WFB will consider on a case-by-case basis proposals to authorize the corporation to make loans     CASE-BY-CASE
or to guarantee the obligations of officers of the corporation or any of its affiliates.

ADJOURN MEETING TO SOLICIT ADDITIONAL VOTES

WFB will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case    CASE-BY-CASE
basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, WFB will consider the nature of the proposal and its vote recommendations for the scheduled meeting.

CONTESTED ELECTION OF DIRECTORS OR TRUSTEES
REIMBURSEMENT OF SOLICITATION EXPENSES

WFB will consider contested elections on a case-by-case basis, considering the following           CASE-BY-CASE
factors: long-term financial performance of the target company relative to its industry;
management's track record; background of the proxy contest; qualifications of director or trustee nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made     CASE-BY-CASE
on a case-by-case basis as proxy contests are governed by a mix of federal regulation, state law, and corporate charter and bylaw provisions.

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

WFB will consider the issue of classified boards on a case-by-case basis. In some cases, the       CASE-BY-CASE
division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may provide for the continuity of experienced directors on the Board.

For foreign corporations, WFB will vote for the elimination of protected board seats, as all       FOR
directors should be accountable to shareholders.

REMOVAL OF DIRECTORS

WFB will consider on a case-by-case basis proposals to eliminate shareholders' rights to remove    CASE-BY-CASE
directors with or without cause or only with approval of two-thirds or more of the shares entitled to vote.

However, a requirement that a 75% or greater vote be obtained for removal of directors is          AGAINST
abusive and will warrant a vote against the proposal.

BOARD VACANCIES

WFB will vote against proposals that allow the board to fill vacancies without shareholder         AGAINST
approval as these authorizations run contrary to basic shareholders' rights.

Alternatively, WFB will vote for proposals that permit shareholders to elect directors to fill     FOR
board vacancies.

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
CUMULATIVE VOTING

WFB will vote on proposals to permit or eliminate cumulative voting on a case-by-case basis, in    CASE-BY-CASE
accordance with its proxy voting guidelines. However, if the board is elected annually we WILL
NOT support cumulative voting.

SHAREHOLDERS' RIGHT TO CALL A SPECIAL MEETING
SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Proposals providing that stockholder action may be taken only at an annual or special meeting of   CASE-BY-CASE
stockholder and not by written consent, or increasing the shareholder vote necessary to call a special meeting, will be voted on a case by case basis in accordance with the proxy voting guidelines.

BOARD SIZE

WFB will vote for proposals that seek to fix the size of the board, as the ability for             FOR
management to increase or decrease the size of the board in the face of a proxy contest may be used as a takeover defense.

However, if the company has cumulative voting, downsizing the board may decrease a minority        AGAINST
shareholder's chances of electing a director.

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

SHAREHOLDER RIGHTS PLAN (POISON PILLS)

WFB will generally vote for proposals that request a company to submit its poison pill for         FOR
shareholder ratification.

Alternatively, WFB will analyze proposals to redeem a company's poison pill, or requesting the     CASE-BY-CASE
ratification of a poison pill on a case-by-case basis.

Specifically for Canadian companies, WFB will consider on a case-by-case basis poison pill plans   CASE-BY-CASE
that contain a permitted bid feature as they require shareholder ratification of the pill and a sunset provisions whereby the pill expires unless it is renewed, and they specify that an all cash bid for all shares (or more recently majority of shares) that includes a fairness opinion and evidence of financing does not trigger the bill but forces a special meeting at which the offer is put to a shareholder vote. Also, WFB will also consider the balance of powers granted between the board and shareholders by the poison pill provisions.

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

FAIR PRICE PROVISIONS

WFB will consider fair price provisions on a case-by-case basis, evaluating factors such as the    CASE-BY-CASE
vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
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
WFB will vote against fair price provisions with shareholder vote requirements of 75% or more of   AGAINST
disinterested shares.

GREENMAIL

WFB will generally vote in favor of proposals limiting the corporation's authority to purchase     FOR
shares of common stock (or other outstanding securities) from a holder of a stated interest (5%
or more) at a premium unless the same offer is made to all shareholders. These are known as
"anti-greenmail" provisions. Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.

If the proposal is bundled with other charter or bylaw amendments, WFB will analyze such           CASE-BY-CASE
proposals on a case-by-case basis. In addition, WFB will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.

VOTING RIGHTS

WFB will vote for proposals that seek to maintain or convert to a one-share, one-vote capital      FOR
structure as such a principle ensures that management is accountable to all the company's owners.

Alternatively, WFB will vote against any proposals to cap the number of votes a shareholder is     AGAINST
entitled to. Any measure that places a ceiling on voting may entrench management and lessen its interest in maximizing shareholder value.

DUAL CLASS/MULTIPLE-VOTING STOCK

WFB will vote against proposals that authorize, amend or increase dual class or multiple-voting    AGAINST
stock which may be used in exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.

Alternatively, WFB will vote for the elimination of dual class or multiple-voting stock, which     FOR
carry different rights than the common stock.

For foreign corporations, WFB will vote for proposals that create preference shares, provided      FOR
the loss of voting rights is adequately compensated with a higher dividend and the total amount of preference share capital is not greater than 50% of the total outstanding. Preference shares are a common and legitimate form of corporate financing and can enhance shareholder value.

SUPERMAJORITY VOTE PROVISIONS

WFB will generally consider on a case-by-case basis proposals to increase the shareholder vote     CASE-BY-CASE
necessary to approve mergers, acquisitions, sales of assets etc. and to amend the corporation's charter or by-laws. The factors considered are those specified in the proxy guidelines.

However, a supermajority requirement of 75% or more is abusive and WFB will vote against           AGAINST
proposals that provide for them.

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal. Companies may include supermajority lock-in provisions, which occur when changes are made to a corporation's governing documents, and once approved, a supermajority vote is required to amend or repeal the changes.
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
CONFIDENTIAL VOTING

WFB will vote for proposals to adopt confidential voting.                                          FOR

VOTE TABULATIONS

WFB will vote against proposals asking corporations to refrain from counting abstentions and       AGAINST
broker non-votes in their vote tabulations and to eliminate the company's discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.

Specifically in Japan, WFB will vote against management proposals amending their articles to       AGAINST
relax their quorum requirement for special resolutions (including mergers, article amendments, and option plans) from one-half to one-third of issued capital (although such resolutions would still require two-thirds majority of votes cast).

EQUAL ACCESS TO THE PROXY

WFB will evaluate Shareholder proposals requiring companies to give shareholders access to the     CASE-BY-CASE
proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent's rationale for the proposal at the targeted company in terms of board and director conduct.

DISCLOSURE OF INFORMATION

WFB will vote against shareholder proposals requesting fuller disclosure of company policies,      AGAINST
plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential business information.

ANNUAL MEETINGS

WFB will vote for proposals to amend procedures or change date or location of the annual           FOR
meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.

Alternatively, WFB will vote against proposals from shareholders calling for a change in the       AGAINST
location or date of annual meetings as no date or location proposed will be acceptable to all shareholders.

WFB will generally vote in favor of proposals to reduce the quorum necessary for shareholders'     FOR
meetings, subject to a minimum of a simple majority of the company's outstanding voting shares.

SHAREHOLDER ADVISORY COMMITTEES/INDEPENDENT INSPECTORS

WFB will vote against proposals seeking to establish shareholder advisory committees or            AGAINST
independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.

TECHNICAL AMENDMENTS TO THE CHARTER OF BYLAWS

WFB will generally vote in favor of charter and bylaw amendments proposed solely to conform with   FOR
modern business practices, for simplification, or to comply with what management's counsel interprets as applicable law.

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
However, amendments that have a material effect on shareholder's rights will be considered on a    CASE-BY-CASE
case-by-case basis.

BUNDLED PROPOSALS

WFB will vote for bundled or "conditional" proxy proposals on a case-by-case basis, as WFB will    CASE-BY-CASE
examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of shareholders.

COMMON STOCK AUTHORIZATIONS/REVERSE STOCK SPLITS/FORWARD STOCK SPLITS

WFB will consider requests for increases in authorized common stock on a case-by-case basis.       CASE-BY-CASE
Factors to be considered include the company's industry and performance. These stock increases may be for a proposed stock split, issuance of shares for acquisitions, or for general business purposes.

Also to be considered is whether the purpose of the proposed increase is to strengthen takeover    AGAINST
defenses, in which case WFB will vote against the proposal. Such increases give management too much power and are beyond what a company would normally need during the course of a year. They may also allow management to freely place the shares with an allied institution or set the terms and prices of the new shares.

For reverse stock splits, WFB will generally vote for proposals to implement the split provided    FOR
the number of authorized common shares is reduced to a level that does not represent an unreasonably large increase in authorized but unissued shares. The failure to reduce authorized shares proportionally to any reverse split has potential adverse anti-takeover consequences.
However, such circumstances may be warranted if delisting of the company's stock is imminent and would result in greater harm to shareholders than the excessive share authorization.

WFB will generally vote in favor of forward stock splits.                                          FOR

DIVIDENDS

WFB will vote for proposals to allocate income and set dividends.                                  FOR

WFB will also vote for proposals that authorize a dividend reinvestment program as it allows       FOR
investors to receive additional stock in lieu of a cash dividend.

However, if a proposal for a special bonus dividend is made that specifically rewards a certain    AGAINST
class of shareholders over another, WFB will vote against the proposal.

WFB will also vote against proposals from shareholders requesting management to redistribute       AGAINST
profits or restructure investments. Management is best placed to determine how to allocate corporate earnings or set dividends.

In addition, WFB will vote for proposals to set director fees.                                     FOR

REDUCE THE PAR VALUE OF THE COMMON STOCK

WFB will vote for proposals to reduce the par value of common stock.                               FOR
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
PREFERRED STOCK AUTHORIZATION

WFB will generally vote for proposals to create preferred stock in cases where the company         FOR
expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be used to consummate beneficial acquisitions, combinations or financings.

Alternatively, WFB will vote against proposals to authorize or issue preferred stock if the        AGAINST
board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval (blank check preferred stock).

In addition, WFB will vote against proposals to issue preferred stock if the shares to be used     AGAINST
have voting rights greater than those available to other shareholders.

WFB will vote for proposals to require shareholder approval of blank check preferred stock         FOR
issues for other than general corporate purposes (white squire placements).

Finally, WFB will consider on a case-by-case basis proposals to modify the rights of preferred     CASE-BY-CASE
shareholders and to increase or decrease the dividend rate of preferred stock.

RECLASSIFICATION OF SHARES

WFB will consider proposals to reclassify a specified class or series of shares on a               CASE-BY-CASE
case-by-case basis.

PREEMPTIVE RIGHTS

WFB will generally vote for proposals to eliminate preemptive rights. Preemptive rights are        FOR
unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.

In addition, specifically for foreign corporations, WFB will vote for issuance requests with       FOR
preemptive rights to a maximum of 100% over current issued capital. In addition, WFB will vote for issuance requests without preemptive rights to a maximum of 20% of currently issued capital.
These requests are for the creation of pools of capital with a specific purpose and cover the full range of corporate financing needs.

SHARE REPURCHASE PLANS

WFB will vote for share repurchase plans, unless:                                                  FOR

     -    there is clear evidence of past abuse of the authority; or                               AGAINST

     -    the plan contains no safeguards against selective buy-backs.                             AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

EXECUTIVE AND DIRECTOR COMPENSATION PLANS

WFB will analyze on a case-by-case basis proposals on executive or director compensation plans,    CASE-BY-CASE
with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new plan, or to increase shares reserved for an existing plan.

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
WFB will review the potential cost and dilutive effect of the plan.  After determining how much    FOR
the plan will cost, ISS (Institutional Shareholder Services) evaluates whether the cost is reasonable by comparing the cost to an allowable cap.  The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups.  If the proposed cost is below the allowable cap, WFB will vote for the plan.  ISS will also apply a pay for performance overlay in assessing equity-based compensation plans for Russell 3000 companies.

If the proposed cost is above the allowable cap, WFB will vote against the plan.                   AGAINST

Among the plan features that may result in a vote against the plan are:

-    plan administrators are given the authority to reprice or replace underwater options;         AGAINST
     repricing guidelines will conform to changes in the NYSE and NASDAQ listing rules.

WFB will generally vote for shareholder proposals requiring performance-based stock options        CASE-BY-CASE
unless the proposal is overly restrictive or the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

WFB will vote against shareholder proposals asking the company to expense stock options.  WFB is   AGAINST
not opposed to the concept.  However, we currently lack an appropriate accounting treatment for it at present.

WFB will generally vote for shareholder proposals to exclude pension fund income in the            FOR
calculation of earnings used in determining executive bonuses/compensation.

WFB will generally vote against shareholder proposals to ban future stock option grants to         AGAINST
executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has a highly dilutive, broad-based (non-approved) plans and is not acting to correct the situation.

WFB will evaluate shareholder proposals asking companies to adopt holding periods for their        CASE-BY-CASE
executives on a case-by-case basis taking into consideration the company's current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.

For certain OBRA-related proposals, WFB will vote for plan provisions that (a) place a cap on      CASE-BY-CASE
annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

In addition, director compensation plans may also include stock plans that provide directors       CASE-BY-CASE
with the option of taking all or a portion of their cash compensation in the form of stock. WFB will consider these plans based on their voting power dilution.

WFB will generally vote for retirement plans for directors.                                        FOR

Specifically in Japan, WFB will vote against option plans/grants to directors or employees of      AGAINST
"related companies," even though they meet our criteria for dilution and exercise price, without adequate disclosure and justification.

Specifically in the U.K., WFB will vote against directors who have service contracts of three      AGAINST
years, which exceed best practice and any change-in-control provisions. Management may propose director nominees who have service contracts that exceed the Combined Code's recommendation of one-year. (The exceptions to the code would be in cases of new recruits with longer notice or contract periods, which should, however, be reduced after the initial period.)

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
WFB will evaluate compensation proposals (Tax Havens) requesting share option schemes or           CASE-BY-CASE
amending an existing share option scheme on a case-by-case basis.

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner's interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.

BONUS PLANS

WFB will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a   FOR
case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals.
WFB will consider whether the plan is comparable to plans adopted by companies of similar size in the company's industry and whether it is justified by the company's performance.

For foreign companies, proposals to authorize bonuses to directors and statutory auditors who      CASE-BY-CASE
are retiring from the board will be considered on a case-by-case basis.

DEFERRED COMPENSATION PLANS

WFB will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless

-    the proposal is embedded in an executive or director compensation plan that is contrary to    FOR
     guidelines

DISCLOSURE ON EXECUTIVE OR DIRECTOR COMPENSATION
CAP OR RESTRICT EXECUTIVE OR DIRECTOR COMPENSATION

WFB will generally vote for shareholder proposals requiring companies to report on their           FOR
executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits.

WFB will generally vote for shareholder proposals requesting to put extraordinary benefits         FOR
contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

WFB will generally vote against proposals that (a) seek additional disclosure of information on    AGAINST
executive or director's pay, or (b) seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

WFB will vote for proposals that seek shareholder ratification of golden or tin parachutes as      FOR
shareholders should have the opportunity to approve or disapprove of these severance agreements.

Alternatively, WFB will examine on a case-by-case basis proposals that seek to ratify or cancel    CASE-BY-CASE
golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their merits are:

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
     -    arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;

     -    guarantees of benefits if a key employee voluntarily terminates;

     -    guarantees of benefits to employees lower than very senior management; and

     -    indemnification of liability for excise taxes.

By contrast, WFB will vote against proposals that would guarantee benefits in a management-led     AGAINST
buyout.

REINCORPORATION

WFB will evaluate a change in a company's state of incorporation on a case-by-case basis. WFB      CASE-BY-CASE
will analyze the valid reasons for the proposed move, including restructuring efforts, merger agreements, and tax or incorporation fee savings. WFB will also analyze proposed changes to the company charter and differences between the states' corporate governance laws.

States have adopted various statutes intended to encourage companies to incorporate in the         CASE-BY-CASE
state. These may include state takeover statutes, control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, and disgorgement provisions. WFB will examine reincorporations on a case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether the reincorporation is in shareholders' best interests.

In addition, WFB will also examine poison pill endorsements, severance pay and labor contract      CASE-BY-CASE
provisions, and anti-greenmail provisions in the context of a state's corporate governance laws on a case-by-case basis.

WFB will evaluate shareholder proposals requiring offshore companies to reincorporate into the     CASE-BY-CASE
United States on a case-by-case basis.

Reincorporation proposals may have considerable implications for shareholders, affecting the company's takeover defenses and possibly its corporate structure and rules of governance.

STAKEHOLDER LAWS

WFB will vote against resolutions that would allow the Board to consider stakeholder interests     AGAINST
(local communities, employees, suppliers, creditors, etc.) when faced with a takeover offer.

Similarly, WFB will vote for proposals to opt out of stakeholder laws, which permit directors,     FOR
when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS

WFB will consider proposals on mergers and acquisitions on a case-by-case basis. WFB will          CASE-BY-CASE
determine if the transaction is in the best economic interests of the shareholders. WFB will take into account the following factors:

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
     -    anticipated financial and operating benefits;

     -    offer price (cost versus premium);

     -    prospects for the combined companies;

     -    how the deal was negotiated;

     -    changes in corporate governance and their impact on shareholder rights.

In addition, WFB will also consider whether current shareholders would control a minority of the   CASE-BY-CASE
combined company's outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of shareholders' interests.

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales,          CASE-BY-CASE
liquidations, and restructurings, WFB will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may also review the compensation plan for executives managing the liquidation.

APPRAISAL RIGHTS

WFB will vote for proposals to restore, or provide shareholders with rights of appraisal.          FOR

Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.

MUTUAL FUND PROXIES

WFB will usually vote mutual fund proxies as recommended by management.

Proposals may include, and are not limited to, the following issues:

     -    eliminating the need for annual meetings of mutual fund shareholders;

     -    entering into or extending investment advisory agreements and management contracts;

     -    permitting securities lending and participation in repurchase agreements;

     -    changing fees and expenses; and

     -    changing investment policies.

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund's net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small percentage of the fund's average net daily assets. In exchange for this consideration, the investment advisor manages the fund's account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of the advisor or the advisor's corporate parent.

Fundamental investment restrictions are limitations within a fund's articles of incorporation that limit the investment practices of the particular fund. As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment restrictions may be altered by action of the board of trustees.

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
Distribution agreements are agreements authorized by guidelines established under the Investment   FOR
Company Act of 1940 and, in particular, Rule 12b-1 thereunder, between a fund and its distributor, which provide that the distributor is paid a monthly fee to promote the sale of the fund's shares.

Reorganizations of funds may include the issuance of shares for an acquisition of a fund, or the merger of one fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly regulated industries, as it is subject to:
individual state law under which the company is formed; the federal Securities Act of 1933; the federal Securities Exchange Act of 1934; and the federal Investment Company Act of 1940.

SOCIAL AND ENVIRONMENTAL PROPOSALS

WFB will generally vote against social and environmental proposals by shareholders as their        AGAINST
impact on share value can rarely be anticipated with any degree of confidence. Proposals that limit the business activity or capability of the company or result in significant costs do not benefit shareholder value.

Social and environmental issues that may arise include:

     -    Energy and Environment

     -    Repressive Regimes and Foreign Labor Practices (South Africa, Northern Ireland,
          China)

     -    Military Business

     -    Maquiladora Standards & International Operations Policies

     -    World Debt Crisis

     -    Equal Employment Opportunity & Discrimination

     -    Animal Rights

     -    Product Integrity and Marketing

     -    Human Resources Issues

     -    Political and Charitable Contributions

     -    Reference to Sexual Orientation

     -    Pollution or Climate Change

     -    Genetically Engineered Ingredients/Seeds

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                                    EXHIBIT E

                        TURNER INVESTMENT PARTNERS, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                        TURNER INVESTMENT PARTNERS, INC.

                        TURNER INVESTMENT MANAGEMENT, LLC

                         TURNER INVESTMENT ADVISORS, LLC

PROXY VOTING POLICY AND PROCEDURES

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

DUTIES WITH RESPECT TO PROXIES

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

DELEGATION

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

REVIEW AND OVERSIGHT

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that

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PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

CONFLICTS OF INTEREST

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

OBTAINING PROXY VOTING INFORMATION

To obtain information on how Turner voted proxies, please contact:

          John H. Grady, Chief Operating Officer, or

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          Andrew Mark, Director of Operations
           and Technology Administration
          C/o Turner Investment Partners, Inc.
          1205 Westlakes Drive, Suite 100
          Berwyn, PA 19312

RECORDKEEPING

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  This 1st day of July, 2003

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                                    EXHIBIT F

                        NEUBERGER BERMAN MANAGEMENT INC.

                      PROXY VOTING POLICIES AND PROCEDURES

Neuberger Berman, LLC ("Neuberger") has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger votes proxies prudently and in the best interest of its advisory clients for whom the adviser has voting authority. The Proxy Voting Policy also describes how Neuberger addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger's voting guidelines.

For Socially Responsive clients, Neuberger has adopted Socially Responsive voting guidelines. For Non-Socially Responsive clients, Neuberger's guidelines adopt the voting recommendations of ISS. Neuberger retains final authority and fiduciary responsibility for proxy voting.

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                                    EXHIBIT G

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                                                               NOVEMBER 21, 2003

INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     There have unfortunately been far too many examples of corporate governance failures during the last two years, including the failure to deal fairly in conflict of interest situations. Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be quite rare. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees as described below under "Specific Procedures for Potential Conflict Situations", and seek instructions from those Committees on how to proceed. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

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SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to
Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) which have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; or (c) an institutional client which has an investment management agreement with Lord Abbett.

     For any proxy issue involving a Relationship Firm, Lord Abbett shall seek instruction from the Fund's Proxy Committee on how to vote.

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                             LORD, ABBETT & CO. LLC

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case by case basis. Factors that are considered include; current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.

     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

     5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

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     1)   The stock's volatility, to ensure the stock price will not be back in the money over the near term.

     2)   Management's rationale for why the repricing is necessary.

     3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

     4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the

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issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

     -    No dead-hand or no-hand pills.

     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

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                                    EXHIBIT H

                           BJURMAN, BARRY & ASSOCIATES

                      PROXY VOTING POLICIES AND PROCEDURES

Rule 206(4)-6 Advisers must adopt and implement written policies & procedures which are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, describe it's policies & procedures to clients, and disclose to clients how they may obtain information on how the Adviser voted their proxies.

Bjurman, Barry & Associates (BB & A) seeks to avoid material conflicts of interests by using an independent third party service provider, Institutional Shareholder Services Inc. ("ISS"), to vote proxies in accordance with detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts. The voting process involves an assessment performed by ISS in accordance with the Voting Guidelines. The Adviser reviews all proxies and the recommendations of ISS in formulating its vote, but the ultimate voting decision belongs to the Adviser. In the event that the Adviser votes against ISS recommendations, documentation must be prepared to describe the basis for the decision and to substantiate that the Adviser's clients' interests were not subrogated to its own.

BB &A will maintain all documentation in accordance to record keeping requirements. Documentation shall include copies of the Voting Guidelines, records of votes cast on behalf of clients and supporting documentation relating to voting decision(s).

Each week, the Adviser will process respective proxies by downloading meeting notices for ISS Proxymaster. Senior Management then reviews ISS recommendations and in the event BB &A agrees with ISS recommendations and/or with Company Management, which concurs with ISS recommendations, no further action is necessary. In the event BB & A does not vote in accordance with ISS recommendations, a "Voting Authority" form must be prepared which provides client account numbers and a description of the decision for voting against ISS recommendations.

Client custodians for which BB&A have discretion to vote are notified at the time of account inception to provide ALL proxies and related information to:

     ISS Inc.
     Attn: IVS Agent (Institutional Voting Services)
     2099 Gaither Road, Suite 501
     Rockville, MD 20850
     301-556-0347

Any proxies received directly by BB & A will be forwarded to the above address. If time sensitive, proxies may be faxed or sent via overnight delivery.

BB & A will forward an updated "Holdings" list to ISS approximately every 30 days. Each quarter BB &A receives a report by client which details the following information:

     a)   Name of issuer

     b)   Cusip Number

     c)   Meeting date, brief description of Agenda

     d)   The Vote cast

     e)   Whether the vote was "For" or "Against" management

INVESTMENT COMPANY REQUIREMENTS

Whereas BB & A serves as an Adviser to a public investment company, we will disclose in any applicable registration statement & SAI, the policies & procedures for proxy voting. Any requests for information will be fulfilled within (3 business days) and provide the voting information for the preceding 12 month period, beginning 7-1-XX through 6-30-XX.

In addition, Annual & Semi-Annual shareholder reports will include the following:

     1) Information on how to obtain voting information "free of charge" with a toll free #

     2) the website information (if applicable), and on the commissions' website WWW.SEC.GOV.

BB & A will file Form NPX with the Securities and Exchange Commission, no later than August 31st of each calendar year. This will contain the complete proxy voting record for the preceding 12 month period ended June, 30th respectively. Form NPX must be signed by a principal(s) of the investment company and the filing must contain:

     a)   Name of issuer, ticker symbol

     b)   Cusip (if can be practically acquired)

     c)   Meeting date, brief description of agenda

     d)   Whether the topic(s) were proposed by issuer or security holder

     e)   Whether a vote was cast, and the outcome of the vote

     f)   Whether the vote was "For" or "Against" management

                                    EXHIBIT I

                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.

                      PROXY VOTING POLICIES AND PROCEDURES

     GSAM has adopted policies and procedures (the "Policy") for the voting of proxies on behalf of client accounts for which GSAM has voting discretion. Under the Policy, GSAM's guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company's shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect the GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

     The principles and positions reflected in the Policy are designed to guide the GSAM in voting proxies, and not necessarily in making investment decisions. Senior management of the GSAM will periodically review the Policy to ensure that it continues to be consistent with the GSAM's guiding principles.

     PUBLIC EQUITY INVESTMENTS. To implement these guiding principles for investments in publicly-traded equities, the GSAM follows proxy voting guidelines (the "Guidelines") developed by Institutional Shareholder Services ("ISS"), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Attached as Schedule B is a summary of the Guidelines.

     ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is GSAM's policy generally to follow the Guidelines and recommendations from ISS, the GSAM's portfolio management teams ("Portfolio Management Teams") retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

     In addition to assisting the GSAM in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the GSAM to determine whether they are consistent with GSAM's guiding principles. ISS also assists the GSAM in the proxy voting process by providing operational, recordkeeping and reporting services.

     GSAM is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS.

     GSAM has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include GSAM's use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS's recommendations, and the establishment of information barriers between GSAM and other businesses within The Goldman Sachs Group, Inc.

     FIXED INCOME AND PRIVATE INVESTMENTS. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund's managers based on their assessment of the particular transactions or other matters at issue.

                                                                      SCHEDULE B

                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a summary of certain of the ISS Proxy Voting Guidelines, which form the substantive basis of the GSAM's Policy on Proxy Voting ("Policy") with respect to public equity investments. Unlike the abbreviated nature of this summary, the actual ISS Proxy Voting Guidelines address additional voting matters and provide more discussion regarding the factors that may determine ISS's position on a matter. GSAM may diverge from the ISS guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1.        AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

- An auditor has a financial interest in or association with the company, and is therefore not independent,

-    Fees for non-audit services are excessive, or

- There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.        Board of Directors

a.        VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining, among other factors, the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, and whether the chairman is also serving as a CEO.

b.        CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c.        INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal.

d.        MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.        SHAREHOLDER RIGHTS

a.        SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

b.        SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

c.        SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d.        CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

e.        CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.        PROXY CONTESTS

a.        VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include, among others, the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b.        REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5.        POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill to shareholder vote or redeem it.

6.        MERGERS AND ACQUISITIONS

Vote CASE-BY-CASE on mergers and acquisitions based on such features, among others, as the fairness opinion, pricing, prospects of the combined company, and the negotiating process.

7.        REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.        Capital Structure

a.        Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

b.        Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders

- It is not designed to preserve the voting power of an insider or significant shareholder

9.        Executive and Director Compensation

Votes with respect to equity based compensation plans should be determined on a case-by-case basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing of underwater stock options without shareholder approval.

a.        Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-    Historic trading patterns

-    Rationale for the repricing

-    Value-for-value exchange

-    Option vesting

-    Term of the option

-    Exercise price

-    Participation

b.        Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

-    Purchase price is at least 85 percent of fair market value;

-    Offering period is 27 months or less; and

-    Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

c.        Shareholder Proposals on Compensation

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information and shareholder proposals to put option repricings to a shareholder vote.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10.       Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

Generally, ISS votes CASE-BY-CASE on such proposals. However, there are certain specific topics where ISS generally votes FOR the proposal (e.g., proposals seeking a report on a company's animal welfare standards) or AGAINST the proposal (e.g., reports on foreign military sales or offsets.)

                                    EXHIBIT J

                         VONTOBEL ASSET MANAGEMENT, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

                                                            (ADOPTED JULY, 2003)

[VONTOBEL LOGO]

Pursuant to the recent adoption by the Securities and Exchange Commission (the "Commission") of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless
(i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill our responsibilities under the Act, Vontobel Asset Management, Inc. (hereinafter "Vontobel") has adopted the following policies and procedures for proxy voting with regard to companies in our clients' investment portfolios.

KEY OBJECTIVES

     The key objectives of these policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

     Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

     ACCOUNTABILITY. Each company should have effective means in place to hold those entrusted with running a company's business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

     ALIGNMENT OF MANAGEMENT AND SHAREHOLDER INTERESTS. Each company should endeavor to align the interests of management and the board of directors with the interests of the company's shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

     TRANSPARENCY. Promotion of timely disclosure of important information about a company's business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company's securities.

DECISION METHODS

     This policy applies only to those Vontobel clients who in their investment advisory contract have chosen to have us vote their proxies. A client can change their proxy-voting decision at any time upon written notice.

     The sheer number of proxy votes related to client holdings makes it impossible for Vontobel to research each and every proxy issue. Recognizing the importance of informed and responsible proxy voting, we rely on Institutional Shareholder Services (ISS) to provide proxy voting research and guidance. ISS offers two separate policies, one general plan and another for Taft-Hartley clients. In most cases we vote in strict accordance with ISS recommendations, but we reserve the right to change that vote when a majority of the Portfolio Managers disagree with an ISS recommendation or the firm is otherwise advised by the client in writing. In those instances, a memo will be written to document the research presented, discussion points and final decision regarding the vote.

     Whenever a proxy vote presents a material conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

CLIENT INFORMATION

     A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling our Compliance Officer, Joseph Mastoloni at (212) 415-7051. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

     Clients may obtain a summary of the proxy votes cast by us for that client's portfolio by requesting a summary from the firm's Operations Manager, Josephine Serra, at Vontobel Asset Management, Inc., 450 Park Avenue, New York, NY 10022.

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                                    EXHIBIT K

                       HEITMAN REAL ESTATE SECURITIES LLC

                      PROXY VOTING POLICIES AND PROCEDURES

Heitman Real Estate Securities LLC ("HEITMAN") provides investment advisory services to its clients with respect to publicly traded real estate securities. It is Heitman's general policy that with respect to all clients where Heitman has authority to vote proxies, such proxies will always be voted, or not voted, in all cases in the best interest of such clients.

Heitman utilizes the services of an independent unaffiliated proxy firm, Institutional Shareholder Services ("ISS"). ISS is responsible for: notifying Heitman in advance of the shareholder meeting at which the proxies will be voted; providing the appropriate proxies to be voted; providing independent research on corporate governance, proxy and corporate responsibility issues; recommending actions with respect to proxies which are always deemed by ISS to be in the best interests of the shareholders; and maintaining records of proxy statement received and votes cast.

Heitman will consider each corporate proxy statement on a case-by-case basis, and may vote a proxy in a manner different from that recommended by ISS when deemed appropriate by Heitman. There may also be occasions when Heitman determines, contrary to the ISS voting recommendation for a particular proxy, that not voting such proxy may be more in the best interest of clients, such as
(i) when the cost of voting such proxy exceeds the expected benefit to the client or (ii) if Heitman is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking."

Heitman's general guidelines as they relate to voting certain common proxy proposals are described below:

Adoption of confidential voting                                                                 For
Adoption of Anti-greenmail charter of bylaw amendments                                          For
Amend bylaws or charters for housekeeping changes                                               For
Elect Directors annually                                                                        For
Fix the size of the Board                                                                       For
Give Board ability to amend bylaws in addition to Shareholders                                  For
Lower supermajority Shareholder vote requirements                                               For
Ratify Auditors                                                                                 For
Require Majority of Independent Directors                                                       For
Require Shareholder approval of Golden or Tin Parachutes                                        For
Restore or Provide Shareholders with rights of appraisal                                        For
Restore Shareholder ability to remove directors with our without cause                          For
Seek reasonable Audit rotation                                                                  For
Shareholders' Right to Act independently of management                                          For
Shareholders' Right to Call Special Meeting                                                     For
Shareholders' Right to Act by Written Consent                                                   For
Stock Repurchase Plans                                                                          For
Stock Splits                                                                                    For
Submit Poison Pill for Shareholder ratification                                                 For
Blank Check Preferred Stock                                                                     Against

Classified Boards                                                                               Against
Dual Classes of Stock                                                                           Against
Give Board exclusive authority to amend bylaws                                                  Against
Limited Terms for Outside Directors                                                             Against
Payment of Greenmail                                                                            Against
Provide Management with authority to adjourn an annual or special meeting                       Against
Require Director Stock Ownership                                                                Against
Restrict or Prohibit Shareholder ability to call special meetings                               Against
Supermajority Vote Requirement                                                                  Against
Supermajority Provisions                                                                        Against
Adopt/Amend Stock Option Plan                                                                   Case-by-Case
Adopt/Amend Employee Stock Purchase Plan                                                        Case-by-Case
Approve Merger/Acquisition                                                                      Case-by-Case
Authorize Issuance of Additional Common Stock                                                   Case-by-Case
Consider Non-financial Effects of Merger                                                        Case-by-Case
Director Indemnification                                                                        Case-by-Case
Election of Directors                                                                           Case-by-Case
Fair Price Requirements                                                                         Case-by-Case
Issuance of authorized Common Stock                                                             Case by Case
Limitation of Executive/Director Compensation                                                   Case-by-Case
Reincorporation                                                                                 Case-by-Case
Require Shareholder Approval to Issue Preferred Stock                                           Case-by-Case
Spin-Offs                                                                                       Case-by-Case
Shareholder proposal to redeem Poison Pill                                                      Case-by-Case
Social and Environmental Issues                                                                 Case-by-Case

The foregoing are only general guidelines and not rigid policy positions.

Heitman has established a Proxy Policies and Procedures Oversight Committee (the "PROXY COMMITTEE"), consisting of Heitman's Chief Investment Officer, Chief Financial Officer, General Counsel and Compliance Officer. The Proxy Committee is responsible for (i) designing and reviewing from time to time these Policies and Procedures and (ii) reviewing and addressing all instances where a Heitman portfolio manager determines to respond to an issue in a proxy in a manner inconsistent with this Policy and/or identifies actual or perceived potential conflicts of interests in the context of voting proxies.

As a general rule, Heitman's Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Heitman is entitled to vote. Heitman's proxy voting policy is as follows:

     (a) Heitman's Proxy Voting Clerk will print a Proxy Analysis Report containing a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from ISS with respect to the issues on a particular proxy;

     (b) Heitman's Proxy Voting Clerk will send the Proxy Analysis Report to the portfolio manager within Heitman who is responsible for review of the company conducting the proxy;

     (c) In reviewing the recommendations to determine how to respond to the proxy in the best interest of clients, the Heitman portfolio manager may consider information from various sources, such as another Heitman portfolio manager or research analyst, management of the company conducting the proxy, and shareholder groups, as well as the possibility of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy;

     (d) The Heitman portfolio manager will return the Proxy Analysis Report to Heitman's Proxy Voting Clerk indicating his or her recommendation as to how to respond to such proxy, as well as a description and explanation of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy. Instances where the Heitman portfolio manager recommends responding to a particular proxy contrary to the general voting guidelines provided in this Policy or contrary to the ISS recommendation with respect to such proxy, and/or perceives an actual or potential conflict of interests are considered "exceptions;"

     (e) With respect to any proxy, Heitman's Proxy Voting Clerk will compile all exceptions in a written Proxy Vote Exception Report and forward it promptly to the members of Heitman's Proxy Committee.

     (f) Heitman's Proxy Committee may confirm or overturn any recommendations by Heitman's portfolio manager. In instances where potential conflicts of interest have been highlighted in the Proxy Voting Exception Report, Heitman's Proxy Committee will evaluate whether an actual or potential material conflict of interests exists and, if so, how it should be addressed in voting or not voting the particular proxy;

     (g) In all instances where a Proxy Vote Exception Report has been generated, Heitman's Compliance Officer or another member of Heitman's Proxy Committee will inform Heitman's Proxy Voting Clerk in writing of the Proxy Committee's determination as to how to respond to such proxy promptly after such Proxy Committee has reached its conclusions (a "PROXY COMMITTEE REPORT");

     (h) Wherever a Proxy Committee Report has been generated for a particular proxy, Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such Report except to the extent in a non-conflicts of interest situation that a particular Heitman client has advised Heitman in writing that the particular proxy or proxies of that type should be responded to in a particular fashion, in which circumstance Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such advice;

     (i) In all other cases, Heitman's Proxy Voting Clerk will respond to the proxy in accordance with the recommendations of ISS; and

     (j) The Proxy Voting Clerk will prepare a Proxy Voting Summary for the Proxy Committee on a periodic basis containing all ISS proxy vote recommendations that were overridden during the period and also highlighting any proxy issues that were identified as presenting actual and/or potential conflicts of interest and how they were addressed.

The Proxy Committee may decide to take one of the following courses of action with respect to actual or potential conflicts of interest: (1) independently determine that no material conflict of interest exists or will likely potentially exist, (2) respond to such proxy in strict accordance with the recommendations of ISS or (3) take another course of action that, in the opinion of the Proxy Committee, adequately addresses the issue.

The following proxy materials and records are maintained by Heitman for a period of five years in an easily accessible place, the first two years in Heitman's office:

     -    These policies and procedures, and any amendments thereto;

     -    Each proxy statement (maintained on the ISS website);

     - Record of each vote cast and each abstention (maintained on the ISS website);

     - Documentation, if any, created by Heitman that was material to making a decision how to respond to proxies memorializing the basis for that decision;.

     - Any other reports or memorializations prepared according to the above procedures; and

     - Each written client request for information and a copy of any written response by Heitman to a client's written or oral request for information.

Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling Heitman's Compliance Officer at 1-800-225-5435, ext. 4150. The report will be provided free of charge.

PART C:   OTHER INFORMATION

ITEM 23.  EXHIBITS

               (a)(1) Articles of Incorporation -Previously filed on April 26, 1983 as Exhibit 1 to Post-Effective Amendment No. 24 to this Registration Statement, and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as
                         filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

               (a)(2)    Articles of Amendment to the Articles of Incorporation
                         - Incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (b)       By-Laws - Previously filed on August 27, 1992 as
                         Exhibit 2 to Post-Effective Amendment No. 37 to this Registration Statement, and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14,
                         1997.

               (c) None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

               (d)(1) Form of proposed Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc., is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (d)(2) Form of Amendment to the Form of proposed Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. - Incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459),
                         as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (d)(3) Sub-Advisory Agreement between Independence Capital Management, Inc. and RS Investment Management, Inc. with respect to the Emerging Growth Fund - Incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 46 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-000286) on February 27, 1998.

               (d)(4) Form of proposed Sub-Advisory Agreement between Independence Capital Management, Inc. and Turner Investment Partners, Inc. with respect to the Mid Cap Growth Fund is incorporated by reference to Exhibit
                         (d)(3) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (d)(5) Form of proposed Sub-Advisory Agreement between Independence Capital Management, Inc. and Putnam Management LLC. with respect to the Large Cap Value Fund is incorporated by reference to Exhibit (d)(4) of Post-Effective

                         Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (d)(6) Form of proposed Sub-Advisory Agreement between Independence Capital Management, Inc. and Wells Capital Management, Incorporated with respect to the Index 500 Fund is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (d)(7) Form of proposed Sub-Advisory Agreement between Independence Capital Management and Neuberger Berman Management Inc. with respect to the Mid Cap Value Fund is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (d)(8) Form of proposed Sub-Advisory Agreement between Independence Capital Management, Inc. and Royce & Associates, Inc. with respect to the Small Cap Value Fund is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (d)(9) Sub-Advisory Agreement between Independence Capital Management, Inc. and T. Rowe Price Associates, Inc. with respect to the Flexibly Managed and High Yield Bond Funds - Incorporated by reference to the Registrant's Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000315) on February 26,
                         1999.

               (d)(10) Sub-Advisory Agreement between Independence Capital Management, Inc. and Vontobel USA Inc. with respect to the International Equity Fund - Incorporated by reference to the Registrant's Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 000950116-99-000315) on February 26, 1999.

               (d)(11) Form of proposed Sub-Advisory Agreement between Independence Capital Management and Franklin Advisers, Inc.- Incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (d)(12) Form of proposed Sub-Advisory Agreement between Independence Capital Management and Heitman Real Estate Securities LLC - Incorporated by reference to Exhibit
                         (d)(12) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (d)(13) Form of proposed Sub-Advisory Agreement between Independence Capital Management and Lord, Abbett & Co.- Incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (e) None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

               (f)       None.

               (g)(1) Amended and Restated Custodian Agreement between the Registrant and Provident National Bank. - Previously filed on April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No. 38 to this Registration Statement, and incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-97-001341) on February 14, 1997.

               (g)(2) Amended Appendix A to the Amended and Restated Custodian Agreement between the Registrant and PFPC Trust Company - Incorporated by reference to Exhibit
                         (g)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (g)(3) Form of Foreign Custody Manager Agreement between the Registrant and PNC Bank - Incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (h)(1) Administrative and Corporate Services Agreement between the Registrant and The Penn Mutual Life Insurance Company - Incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 45 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-97-001076) on November 21, 1997.

               (h)(2) Administrative and Corporate Services Agreement between the Registrant and The Penn Mutual Life Insurance Company is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (h)(3) Amendment to the Administrative and Corporate services between the Registrant and The Penn Mutual Life Insurance Company - Incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (h)(4) Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation - Previously filed on March 10, 1990 as Exhibit 9(b) to Post-Effective Amendment No. 33 to this Registration Statement, and incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

               (h)(5) Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under Accounting Services Agreement - Previously filed on February 24, 1995 as Exhibit 9(c) to Post-Effective Amendment No. 43 to this Registration Statement, and incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459),
                         as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on
                         February 14, 1997.

               (i) Opinion and Consent of Morgan, Lewis & Bockius LLP. To be filed by amendment.

               (j)       Consent of ______________________. To be filed by
                         amendment..

               (k)       None.

               (l)       None.

               (m)       None.

               (n)       Not applicable.

               (o)       None.

               (p)(1) Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 54 on Form N-1A (File Nos. 2-77284 and 811-03459),
                         as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-04-013324) on April 23, 2004.

               (p)(2) Code of Ethics for Independence Capital Management, Inc. is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 54 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-04-013324) on April 23, 2004.

               (p)(3) Code of Ethics for RS Investment Management, Inc. is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (p)(4) Code of Ethics for Turner Investment Partners, Inc. is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (p)(5) Code of Ethics for Putnam Management, Inc. is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (p)(6) Code of Ethics for Wells Capital Management, Incorporated is incorporated by reference to Exhibit
                         (p)(6) of Post-Effective Amendment No. 54 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-04-013324) on April 23, 2004.

               (p)(7) Code of Ethics for Neuberger Berman Management, Inc. is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange

                         Commission via EDGAR (Accession No.
                         0000950116-00-000942) on April 21, 2000.

               (p)(8) Code of Ethics for Royce & Associates, Inc. is incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (p)(9) Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (p)(10) Code of Ethics for Vontobel U.S.A. Inc. is incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

               (p)(11) Code of Ethics for Franklin Advisers, Inc. is incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 54 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-04-013324) on April 23, 2004.

               (p)(12) Code of Ethics for Lord, Abbett & Co. is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 54 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-04-013324) on April 23, 2004.

               (p)(13)   Code of Ethics for Heitman Real Estate Securities LLC.
                         - Incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

               (q) Powers of Attorney of Directors - Incorporated by reference to the Registrant's Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                         0000950116-99-000315) on February 26, 1999.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          The Penn Mutual Life Insurance Company ("Penn Mutual") is the owner of 100% of the outstanding common stock of the Registrant. For further information on the ownership of the outstanding common stock of the Registrant, see "Voting Rights" in the Prospectus and "Ownership of Shares" in the Statement of Additional Information, which are incorporated hereunder by reference.

          Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Penn Insurance and Annuity Company, a Delaware corporation.

          Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Capital Management., Inc., a Pennsylvania corporation, and registered investment adviser.

          Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of The Penn Janney Fund, Inc. Penn Janney Fund, Inc. is a Pennsylvania corporation and invests in new business.

          Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Pennsylvania Trust Company, a Pennsylvania corporation.

          Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.

          Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: Indepro Corp. and WPI Investment Company, both Delaware corporations.

          Indepro Corp. is the record and beneficial owner of 100% of the outstanding common stock of Indepro Property Fund I Corp., Indepro Property Fund II Corp., Commons One Corp. and West Hazleton, Inc., all Delaware corporations.

          Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of Janney Montgomery Scott LLC, a Delaware corporation, and Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

          Janney Montgomery Scott LLC is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: JMS Resources, Inc., a Pennsylvania corporation; JMS Investor Services, Inc., a Delaware corporation; and Janney Montgomery Scott Insurance Agency Inc., a Massachusetts corporation.

          Penn Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of a subscription agreement for 50% of the common stock of Penn Janney Advisory, Inc., a Pennsylvania corporation.

ITEM 25.  INDEMNIFICATION

          Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

          Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

          T. ROWE PRICE ASSOCIATES, INC.

          Listed below are the directors and executive officers of T. Rowe Price Group, Inc. ("Price Group"), which owns 100% of the stock of T. Rowe Price Associates, Inc. ("Price Associates"), who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates.

                                                   OTHER BUSINESS AND
        NAME AND CURRENT POSITION WITH                CONNECTIONS
                T. ROWE PRICE                   DURING THE PAST TWO YEARS                ADDRESS
       ------------------------------------------------------------------------------------------------
       D. William J. Garrett                  Chief Executive of Robert          13-14 Stanley Crescent
       Director of Price Group                Fleming Holdings Limited from      London W11 2NA
                                              1997 until 2000.  Director of      England
                                              Rowe Price-Fleming
                                              International, Inc. (now T. Rowe
                                              Price International) from 1981
                                              until 2000.

       Donald B. Hebb, Jr.                    Managing General Partner of ABS    400 E. Pratt Street
       Director of Price Group                Capital Partners.                  Suite 910
                                                                                 Baltimore, MD 21202

       Richard L. Menschel,                   Honorary Senior Partner of The     85 Broad Street
       Director of Price Group                Goldman Sachs Group, L.P., an      2nd Floor
                                              investment banking firm.           New York, NY 10004

       Dr. Alfred Sommer                      Dean of Johns Hopkins Bloomberg    615 N. Wolfe Street
       Director of Price Group                School of Public Health and        Room 1041
                                              Professor of ophthalmology,        Baltimore, MD 21205
                                              epidemiology and international
                                              health.  Director of the Academy
                                              for Educational Development.
                                              Director of Becton Dickinson, a
                                              medical technology company.
                                              Chairman of the Expert Group on
                                              Health of the World Economic
                                              Forum's Global Governance
                                              Initiative.  Chairman of the
                                              International Vitamin A
                                              Consultative Group Steering
                                              Committee.  Senior medical
                                              advisor for Hellen Keller
                                              International.

       Anne Marie Whittemore                  Partner of the law firm of         One James Center
       Director of Price Group                McGuireWoods L.L.P. and a          Richmond, VA  23219
                                              Director of Owens & Minor, Inc.,
                                              and Albemarle Corporation.

          All of the following directors of Group are employees of Price Associates.

         NAME AND CURRENT POSITION WITH                      OTHER BUSINESS AND CONNECTIONS
                  T. ROWE PRICE                                 DURING THE PAST TWO YEARS
       ------------------------------------------------------------------------------------------------------
       Edward C. Bernard                      Director and President of T. Rowe Price Insurance Agency,
       Director and Vice President of         Inc. and T. Rowe Price Investment Services, Inc.  Director of
       Price Group and Price Associates       T. Rowe Price Advisory Services, Inc.  Director of T. Rowe
                                              Price Services, Inc.; Vice President of TRP Distribution,
                                              Inc.  Chairman of the Board and Director of T. Rowe Price
                                              Savings Bank.

       James T. Brady
       Director of Price Group

       James A. C. Kennedy                    Director and President of T. Rowe Price Strategic Partners
       Director and Vice President of         Associates, Inc.  Director and Vice President of T. Rowe
       Price Group and Price Associates       Price Threshold Fund Associates, Inc.

       James S. Riepe,                        Chairman of the Board, Director, President and Trust Officer
       Vice Chairman of the Board, Director   of T. Rowe Price Trust Company; Chairman of the Board and
       and Vice President of Price Group,     Director of T. Rowe Price (Canada), Inc., T. Rowe Price
       Director and Vice President of Price   Global Asset Management Limited, T. Rowe Price Global
       Associates                             Investment Services, Inc., T. Rowe Price Investment Services,
                                              Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe
                                              Price Retirement Plan Services, Inc., and T. Rowe Price
                                              Services, Inc.  Director of T. Rowe Price International, T.
                                              Rowe Price Insurance Agency, Inc., TRPH Corporation andT.
                                              Rowe Price Advisory Services, Inc.  Director and President of
                                              TRP Distribution, Inc., TRP TRP Suburban, Inc, Suburban
                                              Second, Inc. and Suburban Third, Inc.  Director and Vice
                                              President of T. Rowe Price Stable Asset Management, Inc.

       George A. Roche,                       Chairman of the Board and Director of TRP Finance, Inc.;
       Chairman of the Board, Director and    Director of T. Rowe Price International, Inc., T. Rowe Price
       President of Price Group and           Retirement Plan Services, Inc. and T. Rowe Price Strategic
       Director and President of Price        Partners Associates, Inc.  Director and Vice President of T.
       Associates                             Rowe Price Threshold Fund Associates, Inc., TRP Suburban,
                                              Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

       Brian C. Rogers,                       Vice President of T. Rowe Price Trust Company.
       Chief Investment Officer, Director
       and Vice President of Price Group
       and Chief Investment Officer and
       Vice President of Price Associates

          EXECUTIVE OFFICERS:

             NAME AND CURRENT POSITION WITH                     OTHER BUSINESS AND CONNECTIONS
                     T. ROWE PRICE                                 DURING THE PAST TWO YEARS
       ---------------------------------------------------------------------------------------------------
       Kenneth V. Moreland
       Chief Financial Officer and Vice
       President of Price Group

          INDEPENDENCE CAPITAL MANAGEMENT, INC.

             NAME AND CURRENT POSITION WITH                    OTHER BUSINESS AND CONNECTIONS
         INDEPENDENCE CAPITAL MANAGEMENT, INC.                   DURING THE PAST TWO YEARS
       ---------------------------------------------------------------------------------------------------
       Peter M. Sherman,                              Chairman, President and Chief Executive Officer of
       President, Chief Executive Officer and         Independence Capital Management, Inc., Horsham, PA;
       Director                                       Executive Vice President and Chief Investment Officer of
                                                      The Penn Mutual Life Insurance Company, Horsham, PA.

       Robert E. Chappell,                            Director of Independence Capital Management, Inc.,
       Director                                       Horsham, PA; Chairman and Chief Executive Officer of The
                                                      Penn Mutual Life Insurance Company, Horsham, PA

       Richardson T. Merriman,                        Senior Vice President of Independence Capital
       Senior Vice President and Director             Management, Inc., Radnor, PA; President, Chief Executive
                                                      Officer and Chief Investment Officer of The Pennsylvania
                                                      Trust Company, Radnor, PA

       Barbara S. Wood,                               Vice President, Controller, Treasurer and Secretary of
       Vice President, Controller, Treasurer and      Independence Capital Management, Inc., Radnor, PA; Vice
       Secretary                                      President and Treasurer of The Pennsylvania Trust
                                                      Company, Radnor, PA;

     VONTOBEL ASSET MANAGEMENT, INC.

           NAME AND CURRENT POSITION WITH                    OTHER BUSINESS CONNECTIONS DURING THE
           VONTOBEL ASSET MANAGEMENT, INC.                               PAST TWO YEARS
       ---------------------------------------------------------------------------------------------------
       Herbert J. Scheidt                             Chief Executive Officer,  Vontobel Banking Group,
       Chairman of the Board of Directors             Zurich Switzerland

                                                      Chairman of the Executive Committee Bank Vontobel AG

       Christoph Ledergerber                          Member of the Group Executive Board
       Vice Chairman of the Board of Directors        Head of Asset Management and Investment Funds

       Dr. Zeno Staub                                 CFO, Vontobel Group, Zurich, Switzerland
       Director                                       Member of the Group Executive Board

       Heinrich Schlegel President and CEO            Director, Vontobel Absolute Return Fund, Ltd
                                                      Director, Salus Market Neutral Fund Ltd.

       Thomas Wittwer                                 None
       Managing Director, Institutional Marketing

       Peter Newell                                   None
       Managing Director, Institutional Marketing

       Rajiv Jain                                     None
       Managing Director, Head Portfolio Manager

       Joseph F. Mastoloni                            Director, Vontobel Funds, Inc.
       Vice President & Compliance Officer            Director, World Insurance Trust

          Vontobel Funds, Inc. is a registered investment company, incorporated under the laws of Maryland, comprising one fund series for which Vontobel Asset Management, Inc. serves as investment sub-adviser.

RS INVESTMENT MANAGEMENT, INC.

           NAME AND CURRENT POSITION WITH RS               OTHER BUSINESS CONNECTIONS DURING THE
              INVESTMENT MANAGEMENT, INC.                             PAST TWO YEARS
       -----------------------------------------------------------------------------------------------
       George Randall Hecht,                       President, RS Investment Trust, CEO, RS Investment
       President                                   Management Co. LLC; CEO, RS Investment Management,
                                                   L.P.; CEO, RS Growth Group LLC; CEO, RS Value Group
                                                   LLC

       Steven Martin Cohen,                        Treasurer, RS Investment Trust; CFO, RS Investment
       Chief Financial Officer                     Management Co. LLC; CFO, RS Investment Management,
                                                   L.P.; CFO, RS Growth Group LLC; CFO, RS Value Group
                                                   LLC

       Benjamin Louis Douglas,                     Secretray, RS Investment Trust; Chief Legal Officer,
       Chief Legal Officer                         RS Investment Management Co. LLC; Chief Legal
                                                   Officer, RS Investment Management, L.P.; Chief Legal
                                                   Officer, RS Growth Group LLC; Chief Legal Officer,
                                                   RS Value Group LLC

       John Joseph Sanders                         Chief Compliance Officer, RS Investment Management
                                                   Co. LLC; Chief Compliance Officer, RS Investment
                                                   Management, L.P.; Chief Compliance Officer, RS
                                                   Growth Group LLC; Chief Compliance Officer, RS Value
                                                   Group LLC

NEUBERGER BERMAN MANAGEMENT INC.

               NAME AND CURRENT POSITION WITH                         OTHER BUSINESS CONNECTIONS DURING THE
             NEUBERGER BERMAN MANAGEMENT, INC.                                   PAST TWO YEARS
       ----------------------------------------------------------------------------------------------------------
                 Andrew B. Wellington                 Managing Director, Neuberger Berman LLC
                 Vice President

                 Jack L. Rivkin                       Executive Vice President, Neuberger Berman, Inc.  Executive
                 Chairman and Director                Vice President and Chief Investment Officer, Neuberger
                                                      Berman, LLC

                 Jeffrey B. Lane                      Chairman, Wealth and Asset Management Division and
                 Director                             Vice-Chairman of Lehman Brothers Inc.; Chairman, Neuberger
                                                      Berman Inc.; formerly President and Chief Executive Officer,
                                                      Neuberger Berman, LLC

                 Robert Matza                         President and Chief Operating Officer, Neuberger Berman Inc.
                 Director                             and Neuberger Barman LLC; formerly Executive Vice President,
                                                      Chief Administrative Officer and Director, Neuberger Berman,
                                                      Inc. and Executive Vice President and Chief Administrative
                                                      Officer, Neuberger Berman LLC

                 Peter E. Sundman                     Executive Vice President and Director, Neuberger Berman
                 President and Director               Inc.; Chief Operating Officer, Neuberger Berman LLC

                 Matthew Stadler                      Managing Director and CFO, Neuberger Berman, Inc. and Seniro
                 Senior Vice President and Chief      Vice President and CFO, Neuberger Berman, LLC; CFO for
                 Financial Officer                    Sherwood Securities National Discount Brokers and Santander
                                                      Investment Securities

                 Brian Gaffney                        Managing Director Neuberger Berman, LLC
                 Senior Vice President

                 Robert Conti                         Vice President, Neuberger Berman, LLC
                 Senior Vice President

                 Thomas Gengler                       Senior Vice President, Neuberger Berman LLC; Vice President,
                 Senior Vice President                Executive Money Management

     The principal address of NB Management, Neuberger Berman LLC and Neuberger Berman Inc. is 605 Third Avenue, New York, New York, 10158.

     TURNER INVESTMENT PARTNERS

   NAME AND POSITION WITH COMPANY               OTHER COMPANY                POSITION WITH OTHER COMPANY
--------------------------------------------------------------------------------------------------------------
THOMAS R. TRALA                       Ascendant Capital Partners, LLC     Board Member, Chief Operating
Chief Financial Officer, Chief                                            Officer & Chief Financial Officer
Operating Officer, Secretary          ACP Funds                           President & Chief Financial
                                                                          Officer

                                      Turner Funds                        President

                                      Turner Investment Partners Pty.     Board Member & Chief Operating
                                      Ltd.                                Officer

                                      Turner Investment Management, LLC   Board Member, President & Chief
                                                                          Executive Officer

MARK D. TURNER                        Turner Investment Management,       Chairman
Vice Chairman, President,  Senior     LLC
Portfolio Manager

ROBERT E. TURNER                      Westlakes Institutional             Trustee
Chairman, Chief Investment Officer;   Portfolios                          Trustee
Chief Executive Officer               Turner Funds                        Trustee
                                      Episcopal Academy                   Trustee
                                      (Merion, PA)
                                      Bradley University                  Trustee
                                      (Peoria, IL)
                                      ACP Funds

CHRISTOPHER K. MCHUGH                 None                                None
Board Member, Vice
President, Senior
Portfolio Manager

     The principal address of Turner Investment Partners is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

     PUTNAM MANAGEMENT LLC

Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                                      NON-PUTNAM BUSINESS AND OTHER CONNECTIONS
----------------------------------------------------------------------------------------------------
Yannick Aron                              Prior to June 2002, Quantitative Analyst and Risk Manager,
Vice President                            New Flag Asset Management Limited, 8-10 Haymarket, London,
                                          England; Prior to December 2002, Consultant, Reech
                                          Capital PLC, CNU Tower, 1 Undershaft, London,
                                          England.

Matthew P. Beagle                         Prior to August 2002, Manager, DiamondCluster
Assistant Vice President                  International, Suite 3000, John Hancock Center, N.
                                          Michigan Ave., Chicago, IL 60611

Navin Belani                              Prior to December 2002, Associate, Salomon Smith

Vice President                            Barney, 388 Greenwich St., New York, NY 10013

Michael Boam                              Prior to June 2002, Credit Analyst and Deputy Portfolio
Vice President                            Manager, New Flag Asset Management Limited, 8-10
                                          Haymarket, London, England

Joshua H. Brooks                          Prior to March 2002, Senior Vice President and Chief
Managing Director                         Investment Officer of Value Investing, Delaware
                                          Investments, One Commerce Square, 2005 Market Street,
                                          Philadelphia, PA 19103

Daniel S. Choquette                       Prior to September 2002, Fixed Income Derivatives Trader,
Senior Vice President                     Lehman Brothers, 745 7th Avenue, New York, NY 10019

John R.S. Cutler                          Member, Burst Media, L.L.C., 10 New England Executive
Vice President                            Park, Burlington, MA 01803

Timothy Francis Edmonstone                Prior to December 2002, Vice President and Equities
Vice President                            Analyst, BT Funds Management, Chifley Tower, One Chifley
                                          Place, Sydney NSW 2000, Australia

Irene M. Esteves                          Board of Directors Member, SC Johnson Commercialmarkets,
MANAGING DIRECTOR                         8310 16th St., Stutevant, WI 53177; Board of Directors
                                          Member, Mrs. Bairds Bakeries, 515 Jones St., Suite 200,
                                          Fort Worth, Texas 76102

Gian D. Fabbri                            Partner, KF Style, LLC, 73 Charles St., Boston,
Assistant Vice President                  MA 02114
Charles E. Haldeman                       Prior to October 2002, Chief Executive Officer, Delaware
President and Chief Executive Officer     Management Holdings, Inc., 2005 Market Street,
                                          Philadelphia, PA 19103

Carolyn J. Herzog                         Prior to August, 2002, Consultant, Ajilon, One Van de
Assistant Vice President                  Graaf Road, Burlington, MA 01803

Andrew Holmes                             Prior to June 2002, Director, New Flag Asset Management
Senior Vice President                     Limited, 8-10 Haymarket, London, England

Anna M. Lester                            Prior to June 2002, Owner, Sloan Sweatshirt Company, 50
Assistant Vice President                  Memorial Drive, Cambridge, MA 02142

David Mael                                Prior to April 2002, Senior Consultant, Solutions
Senior Vice President                     Atlantic, 109 Kingston St., Boston, MA 02210

Cyril S. Malak                            Prior to April 2002, Associate, JPMorgan Chase, 270 Park
Vice President                            Ave., New York, NY 10019

Michael Mills                             Prior to June 2002, Senior Credit Analyst, New Flag Asset
Vice President                            Management Limited, 8-10 Haymarket, London, England

Donald E. Mullin                          Corporate Representative and Board Member, Delta Dental
Senior Vice President                     Plan of Massachusetts, 10 Presidents Landing, P.O. Box
                                          94104, Medford, MA 02155

Terrence W. Norchi                        Prior to April 2002, Senior Vice President, Citigroup
Senior Vice President                     Asset Management, 100 First Stamford Place, Stamford, CT
                                          06902

Brian P. O'Toole                          Prior to June 2002, Managing Director, Citigroup Asset
Managing Director                         Management, 100 First Stamford Place, Stamford, CT 06902

Walton D. Pearson                         Prior to February 2003, Senior Vice President and Senior
Senior Vice President                     Portfolio Manager, Alliance Capital Management L.P., 1345
                                          Avenue of the Americas, New York, NY 10105

Michael C. Petro                          Prior to October 2002, Senior Research Associate, RBC
Vice President                            Dain Rauscher, 60 S. 6th St., Minneapolis, MN 55402

Lauritz Ringdal                           Prior to August 2002, Research Analyst, Standard Bank
Vice President                            London, Cannon Bridge House, 25 Dowgate Hill, London,
                                          England

Richard S. Robie III                      Prior to November 2001, Senior Vice President, Old Mutual
Managing Director                         (US) Asset Managers, One International Place, Boston, MA
                                          02110

David H. Schiff                           Prior to July 2002, Principal, State Street Global
Senior Vice President                     Advisors, Two International Place, Boston, MA 02110

Justin M. Scott                           Director, DSI Proprieties (Neja) Ltd., Epping Rd.,
Managing Director                         Reydon, Essex CM19 5RD

Jonathan D. Sharkey                       Prior to February 2002, Principal, Cypress Tree
Vice President                            Investments, 8 Faneuil Hall #4, Boston, MA 02109

Anton. D. Simon                           Prior to June 2002, Chief Investment Officer, New Flag
Senior Vice President                     Asset Management Limited, 8-10 Haymarket, London, England

Steven Spiegel                            Director, Ultra Diamond and Gold Outlet, 29 East Madison
Vice Chairman                             St., Suite 1800, Chicago, IL 60602; Director, FACES New
                                          York University Medical Center, 550 First Avenue, New
                                          York, NY 10016; Trustee, Babson College, One College
                                          Drive, Wellesley, MA 02157

Julian Wellesley                          Prior to November 2002, Senior Vice President, Schroder
Senior Vice President                     Investment Management Inc., 875 Third Avenue, New York,
                                          NY 10020

Eric Wetlaufer                            President and Member of Board of Directors, The Boston
Managing Director                         Security Analysts Society, Inc., 100 Boylston St., Suite
                                          1050, Boston, MA 02110

Fifield W. Whitman                        Prior to August 2002, Vice President and Portfolio
Vice President                            Manager, Credit Suisse Asset Management, 3 Exchange
                                          Square, 44th Floor, Hong Kong

James Yu                                  Prior to October 2002, Vice President and Portfolio
Vice President                            Manager, John Hancock Funds, 101 Huntington Ave., Boston,
                                          MA 02199

     WELLS CAPITAL MANAGEMENT, INCORPORATED

         NAME AND POSITION WITH                               OTHER BUSINESS CONNECTIONS DURING
  WELLS CAPITAL MANAGEMENT, INCORPORATED                              THE PAST TWO YEARS
---------------------------------------------------------------------------------------------------
Robert Bissell                                              None
President, Chief Executive Officer

J. Mari Casas                                               None
Executive Vice President and Director, Strategic
Planning

Kirk D. Hartman                                             None
Executive Vice President and Chief Investment
Officer

Amru A. Khan                                                None
Executive Vice President, Sales and Marketing

Thomas O'Malley                                             None
Executive Vice President, Liquidity Management
Client Services

James W. Paulsen                                            None
Executive Vice President, Chief Investment
Strategist

Karen L. Norton                                             None
Senior Vice President and Chief Administrative
and Operation Officer

David O'Keefe                                               None
Senior Vice President, Chief Financial Officer

Monica Poon                                                 None
Senior Vice President, Chief Compliance Officer

Sallie C. Squire                                            None
Senior Vice President and Director of
Professional and Corporate Development

William C. Stevens                                          None
Senior Vice President and Chief Fixed Income
Officer

William L. Timoney                                          None
Executive Vice President and Chief Administrative
and Operation Officer

ROYCE AND ASSOCIATES

          NAME AND POSITION WITH                                   OTHER BUSINESS CONNECTIONS
         ROYCE & ASSOCIATES, LCC                                   DURING THE PAST TWO YEARS
---------------------------------------------------------------------------------------------------------
Charles M. Royce                                            None
Member of Board of Managers and President

John D. Diederich                                           None
Member of Board of Managers and Chief Operating
Officer

Mark R. Fettling                                            Executive Vice President of Legg Mason, Inc.
Member of Board of Managers

Raymond A. Mason                                            Chairman, President and Chief Executive
Member of Board of Managers                                 Officer of Legg Mason, Inc.

Timothy C. Scheve                                           Senior Executive Vice President of Legg Mason,
Member of Board of Managers                                 Inc. and Legg Mason Wood Walker, Incorporated

Jack E. Fockler, Jr.                                        None
Managing Director and Vice President

W. Whitney George                                           None
Managing Director, Senior Portfolio Manager and
Vice President

Daniel A. O'Byrne                                           None
Vice President

John E. Denneen                                             None
Secretary

     HEITMAN REAL ESTATE SECURITIES LLC

NAME AND POSITION WITH HEITMAN REAL ESTATE SECURITIES     OTHER BUSINESS CONNECTIONS DURING THE PAST TWO
                       LLC                                                  YEARS
-----------------------------------------------------------------------------------------------------------------
Timothy J Pire                                            None
Managing Director

Randall E. Newsome                                        None
Senior Vice President

Larry S. Antonatos                                        None
Senior Vice President

Nancy B. Lynn                                             None
Vice President

Karen A. O'Donnell                                        None
Trade Administrator

Peter Pages                                               Prior to August, 2002 Operations Department at
Operations Manager                                        Mid-Continent Capital, 55 W. Monroe, Chicago,
                                                          IL 60602
                                                          No employment September, 2002 to June, 2003
                                                          Started at Heitman in July, 2003

Mark Zahara                                               None
Trader

     The principal address of Heitman Real Estate Securities LLC is 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

     LORD, ABBETT & CO.

                                                       OTHER BUSINESS CONNECTIONS DURING THE PAST
         NAME AND POSITION WITH LORD, ABBETT & CO.                     TWO YEARS
     -------------------------------------------------------------------------------------------
     Robert S. Dow                                       None
     Managing Member & Chief Investment Officer

     Joan Binstock                                       None
     Member & Chief Operations Officer

     Zane E. Brown                                       None
     Member & Director of Fixed Income Investments

     Daniel E. Carper                                    None
     Member & Mutual Fund Sales and Marketing Director

     Robert P. Fetch                                     None
     Member &  Director of Small Cap Value

     Daria L. Foster                                     None
     Member & Director of Institutional Marketing &
     Client Service

     Member & Robert I. Gerber                           None
     Director of Taxable Fixed Income

     Michael A. Grant                                    None
     Member & Director of Institutional Marketing

     Paul A. Hilstad                                     None
     Member & General Counsel

     W. Thomas Hudson, Jr.                               None
     Member & Director of Equity Mutual Funds

     Lawrence H. Kaplan                                  None
     Member & Deputy General Counsel

     Robert G. Morris                                    None
     Member & Director of Equity Investments

     Robert J Noelke                                     None
     Member & Director of Equity Investments

     R. Mark Pennington                                  None
     Member & Director of Private Advisory Services

     Eli M. Salzmann                                     None
     Member & Director of Large Cap Value Equity

     Management

     Douglas B. Sieg                                     None
     Member & Director of Marketing

     Christopher J. Towle                                None
     Member and Director of High Yield Convertibles

     Ed von der Linde                                    None
     Member & Director Mid Cap Value

     Marion Zapolin                                      None
     Member & Chief Financial Officer

     Tracie Ahern                                        None
     Member & Director of Portfolio Operations and
     Accounting

     Michael Brooks                                      None
     Member & Division Director - Central Division

     Patrick Browne                                      None
     Member & Division Director - Eastern Division

     John DiChiaro                                       None
     Member & Portfolio Manager - Small Cap Growth

     Sholom Dinsky                                       None
     Member & Portfolio Manager - Large Cap Value

     Lesley-Jane Dixon                                   None
     Member & Portfolio Manager - Small Cap Growth

     Kevin Ferguson                                      None
     Member & Director - Mid Cap Growth

     Daniel Frascarelli                                  None
     Member & Portfolio Manager - Large Cap Value

     Michael Goldstein                                   None
     Member & Portfolio Manager - High Yield Bonds

     Howard Hansen                                       None
     Member & Portfolio Manager - Mid Cap Value

     Charles Hofer                                       None
     Member & Client Portfolio Manager

     Cinda Hughes                                        None
     Member & Client Portfolio Manager - Small Cap
     Growth

     Ellen Itskovitz                                     None
     Member & Senior Analyst

     Robert Lee                                          None
     Member & Portfolio Manager - Taxable Fixed Income

     Maren Lindstrom                                     None
     Member & Portfolio Manager - Convertible
     Securities

     Gregory Macosko                                     None
     Member & Portfolio Manater - Small Cap Value

     Thomas Malone                                       None

     Member & Division Director - Western Division

     Charles Massare                                     None
     Member & Director of Quantitative Research and
     Risk Management

     Paul McNamara                                       None
     Member & Director of Defined Contribution Services

     Edward A. Oberhaus III                              None
     Member & Director of Equity Trading

     Walter Prahl                                        None
     Member & Director of Quantitative Research -
     Taxable Fixed Income

     Michael Rose                                        None
     Member & Director of Retirement Planning

     Richard Sieling                                     None
     Member & Managing Director

     Michael Smith                                       None
     Member & Small Cap Core

     Richard Smola                                       None
     Member & Director of Municipal PAS Management

     Diane Tornejal,                                     None
     Member & Director of Human Resources

The principal business address for Lord, Abbett & Co. is 90 Hudson Street, Jersey City, New Jersey, 07302-3973.

FRANKLIN ADVISERS, INC.

NAME AND CURRENT POSITION                                OTHER BUSINESS AND CONNECTIONS
WITH FRANKLIN ADVISERS, INC.                                 DURING THE PAST TWO YEARS
-----------------------------------------------------------------------------------------------------------------------
Sheila Amoroso                                                            None
Senior Vice President

Roger Bayston                        Senior Vice President, Fiduciary Trust International of the South
Senior Vice President

Harmon E. Burns                      Chairman, Member Office of the Chairman, & Director Franklin Resources, Inc.
Executive Vice President
                                     Director, Franklin Investment Advisory Services, Inc., Franklin Capital
                                     Corporation, Franklin Properties, Inc., FS Capital Group, FS Properties,
                                     Inc., Templeton Worldwide, Inc., FCC Receivables Corp.

                                     Chairman, Franklin Templeton Companies, LLC

                                     Vice President & Director, Franklin/Templeton Distributors, Inc.

                                     Executive Vice President & Director, Franklin/Templeton Travel, Inc.,
                                     Templeton/Franklin Investment Services, Inc.

Alex Calvo                                                                None
Senior Vice President

Rafael Costas                                                             None
Senior Vice President

Richard D'Addario                                                         None
Senior Vice President

Frank M. Felicelli                   Executive Vice President & Director, Franklin Private Client Group, Inc.
Senior Vice President

Martin L. Flanagan                   President, Member - Office of the President, Chief Financial Officer and
Executive Vice President             Chief Operating Officer, Franklin Resources, Inc.

                                     President, FCC Receivables Corp.

                                     Chief Financial Officer, Franklin Advisory
                                     Services, LLC, FS Capital Group, FS
                                     Properties, Inc.

                                     EVP, Franklin Agency, Inc., Franklin Investment Advisory Services, Inc.,
                                     Franklin Private Client Group, Inc., Franklin Templeton Investor Services, LLC

                                     EVP & Director, Templeton Global Advisors Limited, Franklin/Templeton Travel,
                                     Inc., Templeton Global Holdings, Ltd.

                                     Senior VP and Chief Financial Officer, Franklin Mutual Advisers, LLC

                                     VP-Finance & Chief Financial Officer, Franklin Properties, Inc., Property
                                     Resources, Inc.

                                     President, Franklin Templeton Companies, LLC

                                     Director, Franklin Templeton Global Investors Limited, Franklin Templeton
                                     Investment Management Limited, Franklin Templeton Investment Australia
                                     Limited, Franklin Templeton Services Limited, Templeton Asset Management
                                     Ltd., Templeton Capital Advisors Ltd., Templeton Heritage Limited,
                                     Templeton/Franklin Investment Services, Inc.

                                     Advisory Board, Franklin Templeton Investment Service gmbH
                                     Chairman, Franklin Templeton Services, LLC

                                     Treasurer & Director, Templeton Funds Annuity Company

                                     EVP, COO, CFO, Director, Templeton International, Inc.

                                     EVP, COO, Templeton Investment Counsel, LLC

                                     EVP, CFO, Director, Templeton Worldwide, Inc.

Conrad Herrman                       None
Senior Vice President

Edward B. Jamieson                   EVP, FTI Institutional LLC, Fiduciary Trust International of the South
Executive Vice President

Charles E. Johnson                   President, Member Office of the President & Director, Franklin Resources,
President & Director                 Inc.

                                     Director, Closed Joint Stock Company Templeton, Franklin Templeton Global
                                     Investors Limited, Franklin Templeton Holdings Limited, Franklin Templeton
                                     Investment Management Limited, Franklin Templeton Investments (Asia) Limited,
                                     Franklin Templeton Investment Japan Limited, Franklin Templeton Italia SIM
                                     SpA, Franklin Templeton NIB Asset Management (PTY) Ltd., Franklin Templeton
                                     Services Limited, Property Resources, Inc., Templeton Asian Direct
                                     Investment, Limited, Templeton Asset Management Limited, Templeton Capital
                                     Advisors Ltd., Templeton Franklin Global Distributors, Ltd., Templeton Global
                                     Advisors Limited, Templeton Global Holdings Ltd., Franklin Properties, Inc.

                                     Chairman of the Board & Director, Franklin Agency, Inc., Franklin Templeton
                                     France SA, Franklin Templeton Asset Management India Pty Ltd., Templeton
                                     Investment Holdings (Cyprus) Limited, Templeton Research and Management
                                     Venezuela, CA

                                     Chairman of the Board, President & Director, Franklin Investment Advisory
                                     Services, Inc., Franklin Templeton Asset Management SA

                                     Vice President, Franklin Private Client Group, Inc.

                                     President, Franklin Templeton Alternative Strategies, LLC

                                     President & Director, Templeton International Inc., Templeton Worldwide, Inc.

                                     Advisory Board, Franklin Templeton Investment Service, GmbH

                                     Senior VP, Franklin/Templeton Distributors, Inc.

Rupert H. Johnson, Jr.                       Vice Chairman, Member - Office of the Chairman & Director, Franklin
Director                             Resources, Inc.

                                             Director, FCC Receivables Corp., Franklin Agency, Inc., Franklin
                                     Capital Corporation, Franklin Investment Advisory Services, Inc., Franklin
                                     Properties, Inc., Franklin/Templeton Travel, Inc., Property Resources, Inc.,
                                     Templeton Worldwide, Inc.

                                             SVP, Franklin Advisory Services, LLC

                                             Chairman of Board & Director, Franklin Private Client Group Inc.

                                             VP & Director, Franklin/Templeton Distributors, Inc.

                                             Chairman & Director, Templeton International, Inc.

Leslie M. Kratter                    SVP & Secretary, Franklin Resources, Inc., Franklin Templeton Companies LLC,
Secretary                            Franklin Templeton Services, LLC, Templeton Investment Counsel, LLC

                                     Secretary, FCC Receivables Corp., FTI Institutional LLC, Franklin Advisory
                                     Services LLC, Franklin Agency, Inc., Franklin Investment Advisory Services,
                                     Inc., Franklin Mutual Advisers LLC, Franklin Private Client Group Inc.,
                                     Franklin Templeton Alternative Strategies, LLC, Franklin Templeton Investor
                                     Services, Inc., Franklin/Templeton Distributors, Inc., Templeton
                                     International, Inc., Templeton Worldwide, Inc., Templeton/Franklin Investment
                                     Service, Inc.

                                     President & Director, Franklin Templeton Travel, Inc.

                                     VP & Assistant Treasurer, Templeton Global Advisors Limited

Jack Lemein                          VP, Franklin Private Client Group, Inc., Franklin Templeton Distributors, Inc.
Executive Vice President

Chauncey Lufkin                      None
Executive Vice President

Michael McCarthy                     None
Senior Vice President

Christopher Molumphy                 SVP, Fiduciary Trust International of the South
Executive Vice President

Bernard Schroer                      None
Senior Vice President

Charles R. Sims                      Vice President - Finance, Chief Accounting Officer and Treasurer, Franklin
SVP-Finance, Treasurer and           Resources, Inc.
Principal Financial Officer
                                     Treasurer, FCC Receivables, Franklin Advisory Services, LLC, Franklin Mutual
                                     Advisers, LLC, Franklin Templeton Alternative Strategies, LLC, Templeton
                                     Global Advisors Limited, Templeton Global Holdings Ltd., Templeton
                                     International, Inc., Templeton Worldwide, Inc.

                                     Assistant Treasurer, Templeton Heritage Limited

                                     Senior Vice President - Finance & Treasurer, FTI Institutional LLC, Fiduciary
                                     Trust International of the South

                                     Senior Vice President - Finance, Treasurer and Principal Financial Officer,
                                     Franklin Agency, Inc., Franklin Investment Advisory Services, Inc., Franklin
                                     Private Client Group, Inc., Franklin Templeton Companies LLC, Franklin
                                     Templeton Investor Services, LLC, Franklin Templeton Services LLC

Thomas Walsh                         None
Senior Vice President

The principal business address of Franklin Advisers is 1 Franklin Parkway, San Mateo, CA 94003-1906.

ITEM 27.  PRINCIPAL UNDERWRITERS

          Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Penn Series Funds, Inc.                 Wells Capital Management, Incorporated
          600 Dresher Road                        525 Market Street
          Horsham, PA  19044                      San Francisco, CA  94105

          PFPC Inc.                               Royce and Associates
          Bellevue Corporate Center               1414 Avenue of the Americas
          103 Bellevue Parkway                    New York, NY  10019
          Wilmington, DE 19809

          T. Rowe Price Associates, Inc.          Putnam Investments
          100 E. Pratt Street                     One Post Office Square
          Baltimore, MD 21202                     Boston, MA  02109

          Morgan, Lewis & Bockius LLP             RS Investment Management, Inc.
          1701 Market Street                      388 Market Street
          Philadelphia, PA  19103-2921            San Francisco, CA  94111

          Independence Capital Management, Inc.   Neuberger Berman Management Inc.
          600 Dresher Road                        605 Third Avenue
          Horsham, PA  19044                      New York, NY  10158

          Lord, Abbett & Co.                      Vontobel USA Inc.
          90 Hudson Street                        450 Park Avenue
          Jersey City, NJ  07302                  New York, NY  10022

          Heitman Real Estate Securities LLC      Franklin Advisers, Inc.
          180 North LaSalle Street                One Franklin Parkway
          Chicago, IL  60601                      San Mateo, CA  94003

          Turner Investment Partners
          1235 Westlakes Drive, Suite 350
          Berwyn, PA  19312

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 55 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Horsham, Commonwealth of Pennsylvania on the 25th day of February, 2005.

                                     PENN SERIES FUNDS, INC.


                                     By: /s/ Peter M. Sherman
                                     ------------------------
                                     Peter M. Sherman, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement of the Registrant has been signed below by the following persons in the capacities indicated on the 25th day of February, 2005.

SIGNATURE                                     TITLE
/s/ Peter M. Sherman                          President (Principal Executive Officer)
--------------------
Peter M. Sherman

/s/ Thomas G. Rees                            Treasurer (Principal Financial Officer)
--------------------
Thomas G. Rees

*    EUGENE BAY                               Director

*    JAMES S. GREENE                          Director

*    ROBERT E. CHAPPELL                       Director

*    M. DONALD WRIGHT                         Director

*    LARRY L. MAST                            Director

*    DANIEL J. TORAN                          Director

*    CHARLES E. MATHER III                    Director

*    By: /s/ Robert E. Chappell
         ----------------------
     Robert E. Chappell, Attorney-In-Fact